Registration No. 2-60067


As filed with the Securities and Exchange Commission on December 29, 1995


                    SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C.  20549
                                  FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     X

        Pre-Effective Amendment No.  ___


        Post-Effective Amendment No.    27                        X
                                        and/or


          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                            ACT OF 1940           X


        Amendment No.     28                                      X


                        (Check appropriate box or boxes)

                                TEMPLETON FUNDS, INC.
             (Exact Name of Registrant as Specified in Charter)

 700 Central Avenue, P.O. Box 33030, St. Petersburg, Florida 33733-8030
            (Address of Principal Executive Offices)  (Zip Code)

 Registrant's Telephone Number, including Area Code:(813) 823- 8712


                                       Thomas M. Mistele, Esq.




                               700 Central Avenue
                            St. Petersburg, Fl 33701
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)



         ____ immediately upon filing pursuant to paragraph (b)
           X  on January 1, 1996 pursuant to paragraph (b)

         ____ 60 days after filing pursuant to paragraph (a)
         ____ on (date) pursuant to paragraph (a) of Rule 485

 CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933


* Registrant has elected to register an indefinite number of Shares of its Common Stock, $1.00 par value per Share, pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant filed its most recent Notice pursuant to Rule 24f-2 on October 30, 1995.

                             TEMPLETON FUNDS, INC.
                             CROSS-REFERENCE SHEET

          Item No.                           Caption

                             Part A - Foreign Fund

             1                               Cover Page

             2                               Expense Table

             3                               Financial Highlights

             4                               General Description;
                                              Investment Techniques

             5                               Management of the Fund

             5A                              See Annual Report to
                                             Shareholders

             6                               General Information

             7                               How to Buy Shares of the Fund

             8                               How to Sell Shares of the Fund

             9                               Not Applicable


                           Part A - World Fund

             1                               Cover Page

             2                               Expense Table

             3                               Financial Highlights

             4                               General Description;
                                             Investment Techniques

             5                               Management of the Fund

             5A                              See Annual Report to
                                             Shareholders

             6                               General Information

             7                               How to Buy Shares of the Fund

             8                               How to Sell Shares of the Fund

             9                               Not Applicable

                                Part B

            10                               Cover Page

            11                               Table of Contents

            12                               General Information and
                                               History

            13                               Investment Objectives and
                                             Policies

            14                               Management of the Company

            15                               Principal Shareholders

            16                               Investment Management and
                                             Other Services

            17                               Brokerage Allocation

            18                               Description of Shares

            19                               Purchase, Redemption and
                                             Pricing of Shares

            20                               Tax Status

            21                               Principal Underwriter

            22                               Performance Information

            23                               Financial Statements

TEMPLETON                                     PROSPECTUS -- JANUARY 1, 1996
WORLD FUND
--------------------------------------------------------------------------------
INVESTMENT     Templeton World Fund (the "Fund") seeks long-term capital
OBJECTIVE      growth through a flexible policy of investing in stocks and
AND POLICIES   debt obligations of companies and governments of any nation.
               The Fund is a series of Templeton Funds, Inc.
--------------------------------------------------------------------------------

PURCHASE OF    Please complete and return the Shareholder Application. If you
SHARES         need assistance in completing this form, please call our
               Shareholder Services Department. The Fund offers two classes to its investors: Templeton World Fund--Class I ("Class I") and
               Templeton World Fund--Class II ("Class II"). Investors can
               choose between Class I Shares, which generally bear a higher front-end sales charge and lower ongoing Rule 12b-1
               distribution fees ("Rule 12b-1 fees"), and Class II Shares, which generally have a lower front-end sales charge and higher ongoing Rule 12b-1 fees. Investors should consider the
               differences between the two classes, including the impact of sales charges and distribution fees, in choosing the more
               suitable class given their anticipated investment amount and time horizon. See "How to Buy Shares of the Fund-- "Differences
               Between Class I and Class II." The minimum initial investment is $100 ($25 minimum for subsequent investments).
--------------------------------------------------------------------------------

PROSPECTUS     This Prospectus sets forth concisely information about the Fund
INFORMATION    that a prospective investor ought to know before investing.
               Investors are advised to read and retain this Prospectus for future reference. A Statement of Additional Information ("SAI")
               dated January 1, 1996, has been filed with the Securities and
               Exchange Commission (the "SEC") and is incorporated in its entirety by reference in and made a part of this Prospectus.
               This SAI is available without charge upon request to Franklin
               Templeton Distributors, Inc., P.O. Box 33030, St. Petersburg,
               Florida 33733-8030 or by calling the Fund Information
               Department.
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FUND INFORMATION DEPARTMENT -- 1-800/DIAL BEN
--------------------------------------------------------------------------------
TEMPLETON "STAR" SERVICE (24 hours, seven days a week access to current prices, shareholder account balances/values, last transaction and duplicate account statements) -- 1-800-654-0123
--------------------------------------------------------------------------------

TABLE OF CONTENTS

                                      Page
                                      ----
EXPENSE TABLE.......................    2
FINANCIAL HIGHLIGHTS................    3
GENERAL DESCRIPTION.................    4
Investment Objective and Policies...    4
INVESTMENT TECHNIQUES...............    5
Repurchase Agreements...............    5
Options on Indices..................    5
Stock Index Futures Contracts.......    5
Loans of Portfolio Securities.......    6
Depositary Receipts.................    6
RISK FACTORS........................    6
HOW TO BUY SHARES OF THE FUND.......    8
Differences Between Class I and
 Class II...........................    8
Deciding Which Class to Purchase....    9
Offering Price--Class I.............    9
Offering Price--Class II............   12
Net Asset Value Purchases
 (Both Classes).....................   12
Description of Special Net Asset
 Value Purchases....................   13
Additional Dealer Compensation
 (Both Classes).....................   13

                                      Page
                                      ----
Purchasing Class I and Class II
 Shares.............................   14
Automatic Investment Plan...........   14
Institutional Accounts..............   15
Account Statements..................   15
Templeton STAR Service..............   15
Retirement Plans....................   15
Net Asset Value.....................   15
EXCHANGE PRIVILEGE..................   16
Exchanges of Class I Shares.........   17
Exchanges of Class II Shares........   17
Transfers...........................   18
Conversion Rights...................   18
Exchanges by Timing Accounts........   18
HOW TO SELL SHARES OF THE FUND......   18
Reinstatement Privilege.............   20
Systematic Withdrawal Plan..........   20
Redemptions by Telephone............   21
Contingent Deferred Sales Charge....   22
TELEPHONE TRANSACTIONS..............   22
Verification Procedures.............   22
Restricted Accounts.................   23
General.............................   23

                                      Page
                                      ----
MANAGEMENT OF THE FUND..............   23
Investment Manager..................   23
Business Manager....................   24
Transfer Agent......................   24
Custodian...........................   24
Plans of Distribution...............   24
Expenses............................   25
Brokerage Commissions...............   25
GENERAL INFORMATION.................   25
Description of Shares/Share
 Certificates.......................   25
Voting Rights.......................   26
Meetings of Shareholders............   26
Dividends and Distributions.........   26
Federal Tax Information.............   27
Inquiries...........................   27
Performance Information.............   27
Statements and Reports..............   27
WITHHOLDING INFORMATION.............   28
CORPORATE RESOLUTION................   29
AUTHORIZATION AGREEMENT.............   30
THE FRANKLIN TEMPLETON GROUP........   31

--------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF CAPITAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 EXPENSE TABLE

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a Shareholder will bear directly or indirectly in connection with an investment in the Fund. The figures are estimates of the Fund's expenses for the current fiscal year, restated to reflect current sales charges and Rule 12b-1 fees for each class.

                                                            CLASS I   CLASS II
                                                            -------   --------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage
 of Offering Price).......................................    5.75%     1.00%/1/
Deferred Sales Charge.....................................    None/2/   1.00%/3/
Exchange Fee (per transaction)............................   $5.00/4/  $5.00/4/
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees...........................................    0.62%     0.62%
Rule 12b-1 Fees/5/........................................    0.19%     1.00%
Other Expenses (audit, legal, business management,
 transfer agent and custodian)............................    0.24%     0.20%
Total Fund Operating Expenses.............................    1.05%     1.82%

-------


/1/ Although Class II has a lower front-end sales charge than Class I, over time the higher Rule 12b-1 fees for Class II may cause Shareholders to pay more for Class II Shares than for Class I Shares. Given the maximum front-end sales charge and the rate of Rule 12b-1 fees for each class, it is estimated that this would take less than six years for Shareholders who maintain total Shares valued at less than $50,000 in the Franklin Templeton Funds. Shareholders with larger investments in the Franklin Templeton Funds will reach the cross-over point more quickly. (See "How to Buy Shares of the Fund.")

/2/ Class I investments of $1 million or more are not subject to a front-end sales charge; however, a contingent deferred sales charge of 1%, is generally imposed on certain redemptions within a "contingency period" of 12 months of the calendar month of such investments. See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

/3/ Class II Shares redeemed within a "contingency period" of 18 months of the calendar month of such investments are subject to a 1% contingent deferred sales charge. See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

/4/ $5.00 fee imposed only on Timing Accounts as described under "Exchange
    Privilege." All other exchanges are processed without a fee.

/5/ Annual Rule 12b-1 fees may not exceed 0.25% of the Fund's average net assets attributable to Class I Shares and 1% of the Fund's average net assets attributable to Class II Shares. Consistent with the National Association of Securities Dealers, Inc.'s rules, it is possible that the combination of front-end sales charges and Rule 12b-1 fees could cause long-term Shareholders to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same rules.

  Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. The information in this table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a commercial bank account. For a more detailed discussion of these matters, investors should refer to the appropriate sections of this Prospectus.

EXAMPLE

  As required by SEC regulations, the following example illustrates the expenses, including the maximum front-end sales charge and applicable contingent deferred sales charge, that apply to a $1,000 investment in the Fund over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period.

                                     ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                     -------- ----------- ---------- ---------
   Class I..........................   $68        $89        $112      $178
   Class II.........................   $38        $67        $108      $222
   You would pay the following
    expenses on the same investment
    in Class II Shares, assuming no
    redemption......................   $28        $67        $108      $222

  For the purpose of this example, it is assumed that a contingent deferred sales charge will not apply to Class I Shares.

  THIS EXAMPLE IS BASED ON THE ESTIMATED ANNUAL OPERATING EXPENSES, INCLUDING FEES SET BY CONTRACT, SHOWN ABOVE AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. The operating expenses are borne by the Fund and only indirectly by Shareholders as a result of their investment in the Fund. In addition, federal securities regulations require the example to assume an annual rate of return of 5%, but the Fund's actual return may be more or less than 5%.

                             FINANCIAL HIGHLIGHTS

  The following tables of selected financial information have been audited by McGladrey & Pullen, LLP, independent certified public accountants, for the years indicated in their report which is incorporated by reference and which appears in the Fund's 1995 Annual Report to Shareholders. These statements should be read in conjunction with the other financial statements and notes thereto included in the Fund's 1995 Annual Report to Shareholders, which contains further information about the Fund's performance, and which is available to Shareholders upon request and without charge.

PER SHARE
OPERATING
PERFORMANCE                                                           CLASS I
(for a Share       ----------------------------------------------------------------------------------------------------------------
outstanding                                                    YEAR ENDED AUGUST 31,
throughout         ----------------------------------------------------------------------------------------------------------------
the year)             1995       1994       1993       1992       1991       1990        1989       1988        1987        1986
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of
 year              $    17.06 $    15.94 $    14.42 $    15.05 $    14.70 $    17.30  $    14.43 $    19.05  $    16.59  $    13.52
-----------------------------------------------------------------------------------------------------------------------------------
Income from
 investment
 operations
Net investment
 income                  0.33       0.26       0.30       0.41       0.46       0.53        0.54       0.47        0.40        0.43
Net realized and
 unrealized gain
 (loss)                  1.11       2.50       2.81       0.67       1.16      (2.04)       3.31      (2.53)       3.78        3.60
                   ---------- ---------- ---------- ---------- ---------- ----------  ---------- ----------  ----------  ----------
Total from
 investment
 operations              1.44       2.76       3.11       1.08       1.62      (1.51)       3.85      (2.06)       4.18        4.03
                   ---------- ---------- ---------- ---------- ---------- ----------  ---------- ----------  ----------  ----------
Distributions:
Dividends from
 net investment
 income                 (0.28)     (0.26)     (0.38)     (0.42)     (0.52)     (0.56)      (0.38)     (0.61)      (0.44)      (0.43)
Distributions
 from net
 realized gains         (1.46)     (1.38)     (1.21)     (1.29)     (0.75)     (0.53)      (0.60)     (1.95)      (1.28)      (0.53)
                   ---------- ---------- ---------- ---------- ---------- ----------  ---------- ----------  ----------  ----------
Total
 distributions          (1.74)     (1.64)     (1.59)     (1.71)     (1.27)     (1.09)      (0.98)     (2.56)      (1.72)      (0.96)
                   ---------- ---------- ---------- ---------- ---------- ----------  ---------- ----------  ----------  ----------
Change in net
 asset value            (0.30)      1.12       1.52      (0.63)      0.35      (2.60)       2.87      (4.62)       2.46        3.07
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of year       $    16.76 $    17.06 $    15.94 $    14.42 $    15.05 $    14.70  $    17.30 $    14.43  $    19.05  $    16.59
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*            9.87%     18.87%     24.71%      8.13%     12.95%     (9.39)%     28.30%    (8.79)%      28.54%      32.17%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end
 of year (000)     $5,868,967 $5,421,691 $4,621,124 $4,046,706 $4,129,635 $4,072,639  $4,728,104 $3,844,126  $4,478,488  $3,324,915
Ratio to average
 net assets of:
 Expenses                1.05%      1.04%      1.02%      0.86%      0.72%      0.69%       0.69%      0.68%       0.67%       0.67%
 Net investment
  income                 2.18%      1.67%      2.13%      2.76%      3.23%      3.28%       3.54%      3.06%       2.48%       3.15%
Portfolio
 turnover rate          34.05%     30.77%     25.86%     26.60%     22.90%     19.90%      15.56%     20.45%      23.37%      28.23%
-----------------------------------------------------------------------------------------------------------------------------------

* Total return does not reflect sales charges.

PER SHARE OPERATING PERFORMANCE

(For a share outstanding throughout the period)

                                                                    CLASS II
                                                                 ---------------
                                                                 FOR THE PERIOD
                                                                  MAY 1, 1995+
                                                                     THROUGH
                                                                 AUGUST 31, 1995
                                                                 ---------------
Net asset value, beginning of period............................     $15.36
                                                                     ------
Income from investment operations:
Net investment income...........................................        .03
Net realized and unrealized gain................................       1.32
                                                                     ------
Total from investment operations................................       1.35
                                                                     ------
Net asset value, end of period..................................     $16.71
                                                                     ======
TOTAL RETURN*...................................................      8.79%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000).................................     $7,623
Ratio of expenses to average net assets.........................      1.82%**
Ratio of net investment income to average net assets............      1.37%**

-------------------------------------------------------------------------------

 * Total return does not reflect sales commissions or the deferred contingent sales charge. Not annualized for periods of less than one year.

** Annualized.

 + Commencement of offering of shares.

                              GENERAL DESCRIPTION

  Templeton Funds, Inc. (the "Company") was incorporated under the laws of Maryland on August 15, 1977 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end diversified investment company. It has two series of Shares, each of which is a separate mutual fund:
Templeton World Fund and Templeton Foreign Fund. A prospectus for Templeton Foreign Fund is available upon request and without charge from the Principal Underwriter. The Fund has two classes of Common Shares of $1 par value per
Share: Templeton World Fund--Class I and Templeton World Fund--Class II. All Fund Shares outstanding before May 1, 1995 have been redesignated as Class I Shares, and will retain their previous rights and privileges, except for legally required modifications to Shareholder voting procedures, as discussed in "General Information--Voting Rights."

  Shares of the Fund may be purchased (minimum investment of $100 initially and $25 thereafter) at the current public Offering Price. The current public Offering Price of the Class I Shares is equal to the net asset value per Share (see "How to Buy Shares of the Fund--Net Asset Value"), plus a variable sales charge not exceeding 5.75% of the Offering Price depending upon the amount invested. The current public Offering Price of the Class II Shares is equal to the net asset value per Share, plus a sales charge of 1% of the amount invested. (See "How to Buy Shares of the Fund.")

  INVESTMENT OBJECTIVE AND POLICIES. The Fund's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments of any nation. Any income realized will be incidental. There can be no assurance that the Fund's investment objective will be achieved.

  Although the Fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments, as described in the SAI under "Investment Objectives and Policies--Structured Investments"), rated or unrated, such as convertible bonds and bonds selling at a discount. Under normal market conditions, the Fund will invest at least 65% of its total assets in issuers domiciled in at least three different nations (one of which may be the United States). Whenever, in the judgment of the Investment Manager, market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limit in U.S. Government securities, bank time deposits in the currency of any major nation and commercial paper meeting the quality ratings set forth under "Investment Objective and Policies" in the SAI, and purchase from banks or broker-dealers Canadian or U.S. Government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

  The Fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. Government securities. Although the Fund may invest up to 25% of its assets in a single industry, it has no present intention of doing so. The Fund may not invest more than 5% of its assets in warrants (exclusive of warrants acquired in units or attached to securities) nor more than 10% of its assets in securities with a limited trading market. The Investment Objective and Policies described above, as well as most of the Investment Restrictions described in the SAI, cannot be changed without Shareholder approval. The Fund invests for long-term growth of capital and does not intend to place emphasis upon short-term trading profits. Accordingly, the Fund expects to have a portfolio turnover rate of less than 50%.

  The Fund may also purchase and sell stock index futures contracts up to an aggregate amount not exceeding 20% of its total assets. In addition, in order to increase its return or to hedge all or a portion of its portfolio investments, the Fund may purchase and sell put and call options on securities indices. These investment techniques are described below and under the heading "Investment Objective and Policies" in the SAI.

                             INVESTMENT TECHNIQUES

  The Fund is authorized to use the various investment techniques described below. Although these strategies are regularly used by some investment companies and other institutional investors in various markets, some of these strategies cannot at the present time be used to a significant extent by the Fund in some of the markets in which the Fund will invest and may not be available for extensive use in the future.

  REPURCHASE AGREEMENTS. When the Fund acquires a security from a U.S. bank or a registered broker-dealer, it may simultaneously enter into a repurchase agreement, wherein the seller agrees to repurchase the security at a specified time and price. The repurchase price is in excess of the purchase price by an amount which reflects an agreed-upon rate of return, which is not tied to the coupon rate of the underlying security. Under the 1940 Act, repurchase agreements are considered to be loans collateralized by the underlying security and therefore will be fully collateralized. However, if the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its rights to realize upon the security and might incur a loss if the value of the security declines, as well as incur disposition costs in liquidating the security.

  OPTIONS ON INDICES. The Fund may purchase and write (i.e., sell) put and call options on securities indices that are traded on United States and foreign exchanges or in the over-the-counter markets. An option on a securities index permits the purchaser of the option, in return for the premium paid, the right to receive from the seller cash equal to the difference between the closing price of the index and the exercise price of the option. The Fund may write a put or call option only if the option is "covered." This means that so long as the Fund is obligated as the writer of an option, it will maintain with its custodian cash or cash equivalents equal to the contract value (in the case of call options) or exercise price (in the case of put options). The Fund will not purchase put or call options if the aggregate premium paid for such options would exceed 5% of its total assets.

  STOCK INDEX FUTURES CONTRACTS. For hedging purposes only, the Fund may purchase and sell stock index futures contracts up to an aggregate amount not exceeding 20% of its total assets. A stock index futures contract is a bilateral agreement under which two parties agree to take or make delivery of an amount of cash based on the difference between the value of a stock index at the beginning and at the end of the contract period. When the Fund enters into a stock index futures contract, it must make an initial deposit, known as "initial margin," as a partial guarantee of its performance under the contract. As the value of the stock index fluctuates, either party to the contract is required to make additional margin deposits, known as "variation margin," to cover any additional obligation it may have under the contract. In addition, when the Fund enters into a futures contract, it will segregate assets or "cover" its position in accordance with the 1940 Act. See "Investment Objective and Policies -- Stock Index Futures Contracts" in the SAI. The Fund may not at any time commit more than 5% of its total assets to initial margin deposits on futures contracts.

  LOANS OF PORTFOLIO SECURITIES. The Fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. The Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. The Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to retain any voting rights with respect to the securities.

  DEPOSITARY RECEIPTS. The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). ADRs are Depositary Receipts typically used by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and GDRs are typically issued by foreign banks or trust companies, although they also may be issued by U.S. banks or trust companies, and evidence ownership of underlying securities issued by either a foreign or a United States corporation. Generally, Depositary Receipts in registered form are designed for use in the U.S. securities market and Depositary Receipts in bearer form are designed for use in securities markets outside the United States. Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. Depositary Receipts may be issued pursuant to sponsored or unsponsored programs. In sponsored programs, an issuer has made arrangements to have its securities traded in the form of Depositary Receipts. In unsponsored programs, the issuer may not be directly involved in the creation of the program. Although regulatory requirements with respect to sponsored and unsponsored programs are generally similar, in some cases it may be easier to obtain financial information from an issuer that has participated in the creation of a sponsored program. Accordingly, there may be less information available regarding issuers of securities underlying unsponsored programs and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed below. For purposes of the Fund's investment policies, the Fund's investments in Depositary Receipts will be deemed to be investments in the underlying securities.

                                 RISK FACTORS

  Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of the Shares of the Fund. Changes in currency valuations will also affect the price of the Shares of the Fund. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may reoccur unpredictably in the future. The value of debt securities held by the Fund generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

  Successful use of stock index futures contracts and options on securities indices by the Fund is subject to certain special risk considerations. A liquid stock index option or futures market may not be available when the Fund seeks to offset adverse market movements. In addition, there may be an imperfect correlation between movements in the securities included in the index and movements in the securities in the Fund's portfolio. Successful use of stock index futures contracts and options on securities indices is further dependent on the Investment Manager's ability to predict correctly movements in the direction of the stock markets and no assurance can be given that its judgment in this respect will be correct. Risks in the purchase and sale of stock index futures and options are further referred to in the SAI.

  The Fund has the right to purchase securities in any foreign country, developed or developing. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

  Brokerage commissions, custodial services and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Risk Factors" in the SAI.

  Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

  Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

  The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as CCC by Standard & Poor's Corporation ("S&P") and between Baa and as low as Caa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Directors without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its Shareholders. High-risk, lower quality debt securities, commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Investment Manager to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid.

  The Fund usually effects currency exchange transaction on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodial banks and depositories, described in the SAI.

                         HOW TO BUY SHARES OF THE FUND

  Shares of the Fund may be purchased at the Offering Price through any broker which has a dealer agreement with Franklin Templeton Distributors, Inc. ("FTD"), the Principal Underwriter of the Shares of the Fund, or directly from FTD upon receipt by FTD of a completed Shareholder Application and check payable in U.S. currency. Shares of both classes of the Fund are offered at their respective public Offering Prices, which are determined by adding the net asset value per Share plus a front-end sales charge, next computed (i) after the Shareholder's securities dealer receives the order which is promptly transmitted to the Fund or (ii) after receipt of an order by mail from the Shareholder directly in proper form (which generally means a completed Shareholder Application accompanied by a negotiable check). The minimum initial investment is $100, and subsequent investments must be $25 or more. These minimums may be waived when the Shares are being purchased through retirement plans providing for regular periodic investments, as described below under "Retirement Plans."

  DIFFERENCES BETWEEN CLASS I AND CLASS II. The differences between Class I and Class II Shares lie primarily in their front-end and contingent deferred sales charges and Rule 12b-1 fees as described below.

  Class I. All Fund Shares outstanding before the implementation of the multiclass structure have been redesignated as Class I Shares, and will retain their previous rights and privileges. Voting rights of each class will be the same on matters affecting the Fund as a whole, but each will vote separately on matters affecting its class. Class I Shares are generally subject to a variable sales charge upon purchase and not subject to any sales charge upon redemption. Class I Shares are subject to Rule 12b-1 fees of up to an annual maximum of 0.25% of average daily net assets of such Shares. With this multiclass structure, Class I Shares have higher front-end sales charges than Class II Shares and comparatively lower Rule 12b-1 fees. Class I Shares may be purchased at reduced front-end sales charges, or at net asset value if certain conditions are met. In most circumstances, contingent deferred sales charges will not be assessed against redemptions of Class I Shares. See "Management of the Fund" and "How to Sell Shares of the Fund" for more information.

  Class II. The current public Offering Price of Class II Shares is equal to the net asset value per Share, plus a front-end sales charge of 1% of the amount invested. Class II Shares are also subject to a contingent deferred sales charge of 1% if Shares are redeemed within 18 months of the calendar month of the purchase. In addition, Class II Shares are subject to Rule 12b-1 fees of up to a maximum of 1% per annum of average daily net assets of such Shares, 0.75% of which will be retained by FTD during the first year of investment. Class II Shares have lower front-end sales charges than Class I Shares and comparatively higher Rule 12b-1 fees. See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  Purchases of Class II Shares are limited to purchases below $1 million. Any purchases of $1 million or more will automatically be invested in Class I Shares, since that is more beneficial to investors. Such purchases, however, may be subject to a contingent deferred sales charge. Investors may exceed $1 million in Class II Shares by cumulative purchases over a period of time. Investors who intend to make investments exceeding $1 million, however, should consider purchasing Class I Shares through a Letter of Intent instead of purchasing Class II Shares.

  DECIDING WHICH CLASS TO PURCHASE. Investors should carefully evaluate their anticipated investment amount and time horizon prior to determining which class of Shares to purchase. Generally, an investor who expects to invest less than $50,000 in the Franklin Templeton Funds and who expects to make substantial redemptions within approximately six years or less of investment should consider purchasing Class II Shares. However, the higher Rule 12b-1 fees on the Class II Shares will result in higher operating expenses, which will accumulate over time to outweigh the difference in front-end sales charges, and will lower income dividends for Class II Shares. For this reason, Class I Shares may be more attractive to long-term investors even if no sales charge reductions are available to them.

  Investors who qualify to purchase Class I Shares at reduced sales charges definitely should consider purchasing Class I Shares, especially if they intend to hold their Shares approximately six years or more. Investors who qualify to purchase Class I Shares at reduced sales charges but who intend to hold their Shares less than approximately six years should evaluate whether it is more economical to purchase Class I Shares through a Letter of Intent or under the cumulative quantity discount rather than purchasing Class II Shares. INVESTORS INVESTING $1 MILLION OR MORE IN A SINGLE PAYMENT AND OTHER INVESTORS WHO QUALIFY TO PURCHASE CLASS I SHARES AT NET ASSET VALUE WILL BE PRECLUDED FROM PURCHASING CLASS II SHARES.

  Each class represents the same interest in the investment portfolio of the Fund and has the same rights, except that each class has a different sales charge, bears the separate expenses of its Rule 12b-1 distribution plan, and has exclusive voting rights with respect to such plan. The two classes also have separate exchange privileges.

  Each class also has a separate schedule for compensating securities dealers for selling Fund Shares. Investors should take all of the factors regarding an investment in each class into account before deciding which class of Shares to purchase.

  OFFERING PRICE--CLASS I. The sales charge for Class I Shares is a variable percentage of the Offering Price depending upon the amount of the sale. The method of calculating net asset value per Share is described below under "Net Asset Value."

  The price to the public on purchases of Class I Shares made by a single purchaser, by an individual together with his or her spouse and their children under 21 and their grandchildren under age 21, or by a single trust or fiduciary account other than an employee benefit plan holding Shares of the Fund on or before February 1, 1995, is the net asset value per Share plus a sales charge not exceeding 5.75% of the Offering Price (equivalent to 6.10% of the net asset value), which is reduced on larger sales as shown below.

                                      TOTAL SALES CHARGE
                         --------------------------------------------
                          AS A PERCENTAGE OF   AS A PERCENTAGE OF NET PORTION OF TOTAL OFFERING
AMOUNT OF SALE           OFFERING PRICE OF THE   ASSET VALUE OF THE             PRICE
AT OFFERING PRICE          SHARES PURCHASED       SHARES PURCHASED    RETAINED BY DEALERS/1/,/3/
-----------------        --------------------- ---------------------- --------------------------
Less than $50,000.......         5.75%                 6.10%                    5.00%
$50,000 but less than
 $100,000...............         4.50%                 4.71%                    3.75%
$100,000 but less than
 $250,000...............         3.50%                 3.63%                    2.80%
$250,000 but less than
 $500,000...............         2.50%                 2.56%                    2.00%
$500,000 but less than
 $1,000,000.............         2.00%                 2.04%                    1.60%
$1,000,000 or more......         none                   none                (see below)/2/

-------

 /1/ Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

 /2/ The following commissions will be paid by FTD, from its own resources, to securities dealers who initiate and are responsible for purchases of $1 million or more: 1% on sales of $1 million but less than $2 million, plus 0.80% on sales of $2 million but less than $3 million, plus 0.50% on sales of $3 million but less than $50 million, plus 0.25% on sales of $50 million but less than $100 million, plus 0.15% on sales of $100 million or more. Dealer concession breakpoints are reset every 12 months for purposes of additional purchases.

 /3/ At the discretion of FTD, all sales charges may at times be reallowed to the securities dealer. If 90% or more of the sales commission is reallowed, such securities dealer may be deemed to be an underwriter as that term is defined in the Securities Act of 1933.

  No front-end sales charge applies to investments of $1 million or more, but a contingent deferred sales charge of 1% is imposed on certain redemptions of all or a portion of investments of $1 million or more within 12 months of the calendar month of such investments ("contingency period"). See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  The size of a transaction which determines the applicable sales charge on the purchases of Class I Shares is determined by adding the amount of the Shareholder's current purchase plus the cost or current value (whichever is higher) of a Shareholder's existing investment in one or more of the funds in the Franklin Group of Funds (R) and the Templeton Family of Funds. Included for three aggregation purposes are (i) the mutual funds in the Franklin Group of Funds (R) except Franklin Valuemark Funds and Franklin Government Securities Trust (the "Franklin Funds"); (ii) other investment products underwritten by FTD or its affiliates (although certain investments may not have the same schedule of sales charges and/or may not be subject to reduction); and (iii) the U.S.-registered mutual funds in the Templeton Family of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund (the "Templeton Funds"). (Franklin Funds and Templeton Funds are collectively referred to as the "Franklin Templeton Funds.") Sales charge reductions based upon aggregate holdings of (i), (ii) or (iii) above ("Franklin Templeton Investments") may be effective only after notification to FTD that the investment qualifies for a discount.

  Other Payments to Securities Dealers. FTD, or one of its affiliates, may make payments, from its own resources, of up to 1% of the amount purchased, to securities dealers who initiate and are responsible for purchases made at net asset value by certain designated retirement plans (as defined below) (excluding IRA and IRA rollovers), certain non-designated plans (as defined below), certain trust companies and trust departments of banks and certain retirement plans of organizations with collective retirement plan assets of $10 million or more. Please refer to the SAI for further information. See definitions under "Description of Special Net Asset Value Purchases" below and as set forth in the SAI.


  A sales charge of 4% of the Offering Price (4.17% of the net asset value) is applicable to all purchases of Shares made for any qualified or non-qualified employee benefit plan account which is a Shareholder in the Fund on or before February 1, 1995. Of the 4% sales charge applicable to such purchases, 3.20% of the Offering Price will be retained by dealers.

  Cumulative Quantity Discount. The schedule of reduced sales charges also may be applied to qualifying sales of Class I Shares on a cumulative basis. For this purpose, the dollar amount of the sale is added to the higher of (i) the value (calculated at the applicable Offering Price) or (ii) the purchase price, of Franklin Templeton Investments. The cumulative quantity discount applies to Franklin Templeton Investments owned at the time of purchase by the purchaser, his or her spouse, their children under age 21, and their grandchildren under age 21. In addition, the aggregate investments of a trustee or other fiduciary account (for an account under exclusive investment authority) may be considered in determining whether a reduced sales charge is available, even though there may be a number of beneficiaries of the account. For example, if the investor held Class I Shares valued at $40,000 (or, if valued at less than $40,000, had been purchased for $40,000) and purchased an additional $20,000 of the Fund's Class I Shares, the sales charge for the $20,000 purchase would be at the rate of 4.50%. It is FTD's policy to give investors the best sales charge rate possible; however, there can be no assurance that an investor will receive the appropriate discount unless, at the time of placing the purchase order, the investor or the dealer makes a request for the discount and gives FTD sufficient information to determine whether the purchase will qualify for the discount. On telephone orders from dealers for the purchase of Class I Shares to be registered in "street name," FTD will accept the dealer's instructions with respect to the applicable sales charge rate to be applied. The cumulative quantity discount may be amended or terminated at any time.

  Letter of Intent. An investor may be eligible for reduced sales charges on all investments in Class I Shares by means of a Letter of Intent ("LOI") which expresses the investor's intention to invest a certain amount within a 13-month period in Class I Shares of the Fund or any other Franklin Templeton Fund. See the Shareholder Application. Except for certain employee benefit plans, the minimum initial investment under an LOI is 5% of the total LOI amount. Except for Shares purchased by certain employee benefit plans, Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased, and such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. A purchase not originally made pursuant to an LOI may be included under a subsequent LOI executed within 90 days of the purchase. Any redemptions made by Shareholders, other than by certain employee benefit plans, during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed. For a further description of the LOI, see "Purchase, Redemption and Pricing of Shares-- Letter of Intent" in the SAI.

  Group Purchases. An individual who is a member of a qualified group may also purchase Class I Shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class I Shares previously purchased and still owned by the group, plus the amount of the current purchase. For example, if members of the group had previously invested and still held $80,000 of Class I Shares and now were investing $25,000, the sales charge would be 3.50%. Information concerning the current sales charge applicable to a group may be obtained by contacting FTD.

  A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund Shares at a discount, and
(iii) satisfies uniform criteria which enable FTD to realize economies of scale in its costs of distributing Shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund or FTD and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to FTD, and must seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

  If an investor selects a payroll deduction plan, subsequent investments will be automatic and will continue until such time as the investor notifies the Fund and the investor's employer to discontinue further investments. Due to the varying procedures to prepare, process and forward the payroll deduction information to the Fund, there may be a delay between the time of the payroll deduction and the time the money reaches the Fund. The investment in the Fund will be made at the Offering Price per Share determined on the day that both the check and payroll deduction data are received in required form by the Fund.

  OFFERING PRICE--CLASS II. Unlike Class I Shares, the front-end sales charges and dealer concessions for Class II Shares do not vary depending on the amount of purchase. The total sales charges or underwriting commissions and dealer concessions for Class II Shares are set forth below.

                                       TOTAL SALES CHARGE
                          --------------------------------------------
                           AS A PERCENTAGE OF     AS A PERCENTAGE OF     PORTION OF TOTAL
AMOUNT OF SALE            OFFERING PRICE OF THE NET ASSET VALUE OF THE    OFFERING PRICE
AT OFFERING PRICE           SHARES PURCHASED       SHARES PURCHASED    RETAINED BY DEALERS*
-----------------         --------------------- ---------------------- --------------------
any amount (less than $1
 million)...............          1.00%                 1.01%                 1.00%

-------

* FTD, or one of its affiliates, may make additional payments to securities dealers, from its own resources, of up to 1% of the amount invested. During the first year following a purchase of Class II Shares, FTD may retain a portion of the Rule 12b-1 fees assessed on those Shares to partially recoup fees FTD pays to securities dealers.

  Class II Shares redeemed within 18 months of their purchase will be assessed a contingent deferred sales charge of 1% on the lesser of the then-current net asset value or the net asset value of such Shares at the time of purchase, unless such charge is waived as described under "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  NET ASSET VALUE PURCHASES (BOTH CLASSES). Class I Shares may be purchased without the imposition of a front-end sales charge ("net asset value") or a contingent deferred sales charge by (i) officers, trustees, directors, and full-time employees of the Fund, any of the Franklin Templeton Funds, or Franklin Resources, Inc. and its subsidiaries (the "Franklin Templeton Group"), and their spouses and family members, including any subsequent payments made by such parties after cessation of employment; (ii) companies exchanging Shares with or selling assets pursuant to a merger, acquisition or exchange offer; (iii) insurance company separate accounts for pension plan contracts; (iv) accounts managed by the Franklin Templeton Group; (v) shareholders of Templeton Institutional Funds, Inc. reinvesting redemption proceeds from that fund under an employee benefit plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"), in Shares of the Fund; (vi) certain unit investment trusts and unit holders of such trusts reinvesting their distributions from the trusts in the Fund; (vii) registered securities dealers and their affiliates, for their investment account only; and (viii) registered personnel and employees of securities dealers and their affiliates, and by their spouses and family members, in accordance with the internal policies and procedures of the employing securities dealer.

  For either Class I or Class II, the same class of Shares of the Fund may be purchased at net asset value with the proceeds from (i) a redemption of Shares of the Fund or shares of any other Franklin Templeton Fund, except any of the Franklin Templeton money market funds (unless the redemption proceeds are from Class I Shares of a fund with a lower initial sales charge than that charged by the Fund and have been held in that Fund for less than six months), or (ii) a dividend or distribution paid by any of the Franklin Templeton Funds, within 365 days after the date of the redemption or dividend or distribution. See "How to Sell Shares of the Fund--Reinstatement Privilege." Class II Shareholders may also invest such distributions at net asset value in a Class I Franklin Templeton Fund.

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by investors who have, within the past 60 days, redeemed an investment in a mutual fund which is not part of the Franklin Templeton Funds which was subject to a front-end sales charge or a contingent deferred sales charge and which has investment objectives similar to those of the Fund.

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by broker-dealers who have entered into a supplemental agreement with FTD, or by registered investment advisers affiliated with such broker-dealers, on behalf of their clients who are participating in a comprehensive fee program (also known as a wrap fee program).

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by anyone who has taken a distribution from an existing retirement plan already invested in the Franklin Templeton Funds (including former participants of the Franklin Templeton Profit Sharing 401(k) plan), to the extent of such distribution. In order to exercise this privilege, a written order for the purchase of Shares of the Fund must be received by Franklin Templeton Trust Company ("FTTC"), the Fund, or Franklin Templeton Investor Services, Inc. (the "Transfer Agent") within 365 days after the plan distribution.

  Class I Shares may also be purchased at net asset value and without the imposition of a contingent deferred sales charge by any state, county or city, or any instrumentality, department, authority or agency thereof which has determined that the Fund is a legally permissible investment and which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company (an "eligible governmental authority"). SUCH INVESTORS SHOULD CONSULT THEIR OWN LEGAL ADVISERS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM. Municipal investors considering investment of proceeds of bond offerings into the Fund should consult with expert counsel to determine the effect, if any, of various payments made by the Fund or its investment manager on arbitrage rebate calculations. If an investment by an eligible governmental authority at net asset value is made through a securities dealer who has executed a dealer agreement with FTD, FTD or one of its affiliates may make a payment, out of its own resources, to such securities dealer in an amount not to exceed 0.25% of the amount invested. Contact Franklin Templeton Institutional Services for additional information.


  DESCRIPTION OF SPECIAL NET ASSET VALUE PURCHASES. Class I Shares may also be purchased at net asset value and without the imposition of a contingent deferred sales charge by certain designated retirement plans, including profit-sharing, pension, 401(k) and simplified employee pension plans ("designated plans"), subject to minimum requirements with respect to number of employees or amount of purchase, which may be established by FTD. Currently, those criteria require that the employer establishing the plan have 200 or more employees or that the amount invested or to be invested during the subsequent 13-month period in the Fund or in any of the Franklin Templeton Investments totals at least $1 million. Employee benefit plans not designated above or qualified under Section 401 of the Code ("non-designated plans") may be afforded the same privilege if they meet the above requirements as well as the uniform criteria for qualified groups previously described under "Group Purchases," which enable FTD to realize economies of scale in its sales efforts and sales-related expenses.


  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by trust companies and bank trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity. Such purchases are subject to minimum requirements with respect to amount of purchase, which may be established by FTD. Currently, those criteria require that the amount invested or to be invested during the subsequent 13-month period in the Fund or any of the Franklin Templeton Investments must total at least $1 million. Orders for such accounts will be accepted by mail accompanied by a check, or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following such order.


  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by trustees or other fiduciaries purchasing securities for certain retirement plans of organizations with collective retirement plan assets of $10 million or more, without regard to where such assets are currently invested.

  Refer to the SAI for further information regarding net asset value purchases of Class I Shares.

  ADDITIONAL DEALER COMPENSATION (BOTH CLASSES). FTD, or one of its affiliates, from its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Franklin Templeton Funds. Compensation may include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Franklin Templeton Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Franklin Templeton Funds. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, FTD or its affiliates may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of Shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its Shareholders.

  Ongoing payments will be made to qualifying dealers at the annual rate of 0.25% of the average daily net asset value of Class I Shares (annual rate of 0.15% of the average daily net asset value of the Fund Shares prior to January 1, 1993), and 1% of the average daily net asset value of Class II Shares, registered in the name of that broker-dealer as nominee or held in a Shareholder account that designates that broker-dealer as dealer of record. These payments are made in order to promote selling efforts and to compensate dealers for providing certain services, including processing purchase and redemption transactions, establishing Shareholder accounts and providing certain information and assistance with respect to the Fund. For purchases of Class I Shares on or after February 1, 1995 for which FTD advanced a commission to a securities dealer, the dealer will receive ongoing payments beginning in the thirteenth month after the date of purchase. For all purchases of Class II Shares, the dealer will receive payments representing a service fee (0.25% of average daily net asset value of the Shares) beginning in the first month after the date of the purchase, and will receive additional payments representing compensation for distribution (0.75% of average daily net asset value of the Shares) beginning in the thirteenth month after the date of the purchase, and beginning May 1, 1997 for exchanges from Templeton American Trust, Inc., if the exchanged shares were purchased prior to May 1, 1995.

  PURCHASING CLASS I AND CLASS II SHARES. When placing purchase orders, investors should clearly indicate which class of Shares they intend to purchase. A purchase order that fails to specify a class will automatically be invested in Class I Shares. Purchases of $1 million or more in a single payment will be invested in Class I Shares. There are no conversion features attached to either class of Shares.

  Investors who qualify to purchase Class I Shares at net asset value should purchase Class I rather than Class II Shares. See the section "Net Asset Value Purchases (Both Classes)" and "Description of Special Net Asset Value Purchases" above for a discussion of when Shares may be purchased at net asset value.

  As to telephone orders placed with FTD by dealers, the dealer must receive the investor's order before the close of the New York Stock Exchange ("NYSE") and transmit it to FTD by 5:00 p.m., New York time, for the investor to receive that day's Offering Price. Payment for such orders must be by check in U.S. currency and must be promptly submitted to FTD. Orders mailed to FTD by dealers or individual investors are effected at the net asset value of the Fund's Shares next computed after the purchase order accompanied by payment has been received by FTD. Such payment must be by check in U.S. currency drawn on a commercial bank in the U.S. and, if over $100,000, may not be deemed to have been received until the proceeds have been collected unless the check is certified or issued by such bank. Any subscription may be rejected by FTD or by the Fund.

  The Fund may impose a $10 charge against a Shareholder account in the event that a check or draft submitted for the purchase of Fund Shares is returned unpaid to the Fund.

  Investors should promptly check the confirmation advice that is mailed after each purchase (or redemption) in order to insure that it has been accurately recorded in the investor's account.

  AUTOMATIC INVESTMENT PLAN. Investors may accumulate Fund Shares regularly each month by means of automatic debits to their checking accounts ($25 minimum). Forms for this purpose are in the Shareholder Application in this Prospectus. Such a plan is voluntary and may be discontinued by written notice to FTD, which must be received 10 days prior to the collection date, or by FTD upon written notice to the investor at least 30 days prior to the collection date.

  INSTITUTIONAL ACCOUNTS. Institutional investors will likely be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging Shares of the Fund available for institutional accounts. To obtain an institutional account application or additional information regarding institutional accounts, contact Franklin Templeton Institutional Services at 1-800-321-8563.

  ACCOUNT STATEMENTS. Shareholder accounts are opened in accordance with the Shareholder's registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Transfer Agent.

  TEMPLETON STAR SERVICE. From a touch-tone phone, Templeton and Franklin shareholders may access an automated system (day or night) which offers the following features:

  By calling the Templeton STAR Service, shareholders may obtain current price and yield information specific to a Templeton Fund, regardless of class; obtain account information; and request duplicate confirmation or year-end statements and money fund checks, if applicable.

  By calling the Franklin TeleFACTS system, Class I shareholders may obtain current price, yield or other performance information specific to a Class I Franklin Fund; process an exchange into an identically registered Class I Franklin account; obtain account information; and request duplicate confirmation or year-end statements, money fund checks, if applicable, and deposit slips.

  Share prices and account information specific to Templeton Class I or II shares and Franklin Class II shares may also be accessed on TeleFACTS by Franklin and Templeton Class I and Class II shareholders.

  The Templeton STAR Service is accessible by calling 1-800-654-0123. The TeleFACTS system is accessible by calling 1-800-247-1753. Templeton Class I and Class II Share codes for the Fund, which will be needed to access system information, are 102 and 202, respectively. The system's automated operator will prompt the caller with easy to follow step-by-step instructions from the main menu. Other features may be added in the future.

  RETIREMENT PLANS. Shares of the Fund may be purchased through various retirement plans including the following plans for which FTTC or its affiliate acts as trustee or custodian: IRAs, Simplified Employee Pensions, 403(b) plans, qualified plans for corporations, self-employed individuals and partnerships, and 401(k) plans. A plan document must be adopted in order for a retirement plan to be in existence. For further information about any of the plans, agreements, applications and annual fees, contact FTD. To determine which retirement plan is appropriate, an investor should contact his or her tax adviser.

  NET ASSET VALUE. The net asset value per Share of each class of the Fund is determined as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time) each day the NYSE is open for trading, by dividing the value of the Fund's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of shares outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the as of the close of trading on the foreign exchange on which it is traded or as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE, and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

  Each of the Fund's classes will bear, pro-rata, all of the common expenses of the Fund. The net asset value of all outstanding Shares of each class of the Fund will be computed on a pro-rata basis for each outstanding Share based on the proportionate participation in the Fund represented by the value of Shares of such classes, except that the Class I and Class II Shares will bear the Rule 12b-1 expenses payable under their respective plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary.

                              EXCHANGE PRIVILEGE

  A Shareholder may exchange Shares for the same class of shares of other Franklin Templeton Funds which are eligible for sale in the Shareholder's state of residence and in conformity with such fund's stated eligibility requirements and investment minimums. Some funds, however, may not offer Class II shares. Class I Shares may be exchanged for Class I shares of any Franklin Templeton Funds. Class II Shares may be exchanged for Class II shares of any Franklin Templeton Funds. No exchanges between different classes of shares will be allowed. A contingent deferred sales charge will not be imposed on exchanges. If the exchanged Shares were subject to a contingent deferred sales charge in the original fund purchased, and Shares are subsequently redeemed within 12 months (Class I Shares) or 18 months (Class II Shares) of the calendar month of the original purchase date, a contingent deferred sales charge will be imposed. The period will be tolled (or stopped) for the period Class I Shares are exchanged into and held in a Franklin Templeton money market fund. See also "How to Sell Shares of the Fund -- Contingent Deferred Sales Charge."

  Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. Exchanges of the same class of shares are made on the basis of the net asset values of the class involved, except as set forth below. Exchanges of shares of a class which were originally purchased without a sales charge will be charged a sales charge in accordance with the terms of the prospectus of the fund and the class of shares being purchased, unless the original investment on which no sales charge was paid was transferred in from a fund on which the investor paid a sales charge. Exchanges of shares from the Franklin Templeton money market funds are subject to applicable sales charges on the funds being purchased, unless the Franklin Templeton money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment of dividends or capital gain distributions. Exchanges of Class I Shares of the Fund which were purchased with a lower sales charge to a fund which has a higher sales charge will be charged the difference, unless the shares were held in the original fund for at least six months prior to executing the exchange. All exchanges are permitted only after at least 15 days have elapsed from the date of the purchase of the Shares to be exchanged.

  A Shareholder may exchange Shares by writing to the Transfer Agent (see "How to Sell Shares of the Fund"), by contacting his or her investment dealer or-- if the Shareholder Application indicates that the Shareholder has not declined the option--by telephoning 1-800-632-2301. Telephone exchange instructions must be received by FTD by the scheduled closing time of the NYSE (generally 4:00 p.m., New York time). Telephonic exchanges can involve only Shares in non-certificated form. Shares held in certificate form are not eligible, but may be returned and qualify for these services. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the Shares are being exchanged. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please refer to "Telephone Transactions--Verification Procedures." Forms for declining the telephone exchange privilege and prospectuses of the other funds in the Franklin Templeton Group may be obtained from FTD. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "How to Buy Shares of the Fund--Offering Price.") A gain or loss for tax purposes generally will be realized upon the exchange, depending on the tax basis of the Shares redeemed.

  This exchange privilege is available only in states where shares of the fund being acquired may legally be sold and may be modified, limited or terminated at any time by the Fund upon 60 days' written notice. A Shareholder who wishes to make an exchange should first obtain and review a current prospectus of the fund into which he or she wishes to exchange. Broker-dealers who process exchange orders on behalf of their customers may charge a fee for their services. Such fee may be avoided by making requests for exchange directly to the Transfer Agent.

  If a substantial portion of the Fund's Shareholders should, within a short period, elect to redeem their Shares of the Fund pursuant to the exchange privilege, the Fund might have to liquidate portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this should occur, it is the general policy of the Fund to initially invest this money in short-term, interest-bearing money market instruments, unless it is felt that attractive investment opportunities consistent with the Fund's investment objectives exist immediately. Subsequently, this money will be withdrawn from such short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attractive investment opportunities arise.

  EXCHANGES OF CLASS I SHARES. The contingency period of Class I Shares will be tolled (or stopped) for the period such Shares are exchanged into and held in a Franklin Templeton Class I money market fund. If a Class I account has Shares subject to a contingent deferred sales charge, Class I Shares will be exchanged into the new account on a "first-in, first-out" basis. See also "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  EXCHANGES OF CLASS II SHARES. When an account is composed of Class II Shares subject to the contingent deferred sales charge, and Shares that are not, the Shares will be transferred proportionately into the new fund. Shares received from reinvestment of dividends and capital gains are referred to as "free Shares," Shares which were originally subject to a contingent deferred sales charge but to which the contingent deferred sales charge no longer applies are called "matured Shares," and Shares still subject to the contingent deferred sales charge are referred to as "CDSC liable Shares." CDSC liable Shares held for different periods of time are considered different types of CDSC liable Shares. For instance, if a Shareholder has $1,000 in free Shares, $2,000 in matured Shares, and $3,000 in CDSC liable Shares, and the Shareholder exchanges $3,000 into a new fund, $500 will be exchanged from free Shares, $1,000 from matured Shares, and $1,500 from CDSC liable Shares. Similarly, if CDSC liable Shares have been purchased at different periods, a proportionate amount will be taken from Shares held for each period. If, for example, the Shareholder holds $1,000 in Shares bought three months ago, $1,000 bought six months ago, and $1,000 bought nine months ago, and the Shareholder exchanges $1,500 into a new fund, $500 from each of these Shares will be exchanged into the new fund.

  The only money market fund exchange option available to Class II Shareholders is the Franklin Templeton Money Fund II ("Money Fund II"), a series of the Franklin Templeton Money Fund Trust. No drafts (checks) may be written on Money Fund II accounts, nor may Shareholders purchase shares of Money Fund II directly. Class II Shares exchanged for shares of Money Fund II will continue to age and a contingent deferred sales charge will be assessed if CDSC liable Shares are redeemed. No other money market funds are available for Class II Shareholders for exchange purposes. Class I Shares may be exchanged for shares of any of the money market funds in the Franklin Templeton Funds except Money Fund II. Draft writing privileges and direct purchases are allowed on these money market funds as described in their respective prospectuses.

  To the extent Shares are exchanged proportionately, as opposed to another method, such as "first-in, first-out," or free Shares followed by CDSC liable Shares, the exchanged Shares may, in some instances, be CDSC liable even though a redemption of such Shares, as discussed elsewhere herein, may no longer be subject to a CDSC. The proportional method is believed by management to more closely meet and reflect the expectations of Class II Shareholders in the event Shares are redeemed during the contingency period. For federal income tax purposes, the cost basis of Shares redeemed or exchanged is determined under the Code without regard to the method of transferring Shares chosen by the Fund for purposes of exchanging or redeeming Shares.

  TRANSFERS. Transfers between identically registered accounts in the same fund and class are treated as non-monetary and non-taxable events, and are not subject to a contingent deferred sales charge. The transferred Shares will continue to age from the date of original purchase. Shares of each class will be transferred on the same basis as described above for exchanges.

  CONVERSION RIGHTS. It is not presently anticipated that Class II Shares will be converted to Class I Shares. A Shareholder may, however, sell Class II Shares and use the proceeds to purchase Class I Shares, subject to all applicable sales charges.

  EXCHANGES BY TIMING ACCOUNTS. In the case of market timing or allocation services ("Timing Accounts"), FTD will deduct an administrative service fee of $5.00 per exchange. Timing Accounts generally include accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators. In accordance with the terms of their respective prospectuses, certain funds in the Franklin Templeton Group do not accept or may place differing limitations than those described below on exchanges by Timing Accounts.

  The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who:
(i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

  In addition, the Fund reserves the right to refuse the purchase side of exchange requests by any Timing Account, person, or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A Shareholder's exchanges into the Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

  Finally, as indicated above, the Fund and FTD reserve the right to refuse any order for the purchase of Shares.

                        HOW TO SELL SHARES OF THE FUND


  Shares will be redeemed, without charge, on request of the Shareholder in "Proper Order" to the Transfer Agent. "PROPER ORDER" MEANS THAT THE REQUEST TO REDEEM MUST MEET ALL THE FOLLOWING REQUIREMENTS:

  1. Except as provided below under "Redemptions by Telephone," it must be in writing, signed by the Shareholder(s) exactly in the manner as the Shares are registered, and must specify either the number of Shares, or the dollar amount of Shares, to be redeemed and sent to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030;

  2. The signature(s) of the redeeming Shareholder(s) must be guaranteed by an "eligible guarantor," including (a) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (b) national securities exchanges, registered securities associations and clearing agencies; (c) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (d) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program. A notarized signature will not be sufficient for the request to be in Proper Order. If the Shares are registered in more than one name, the signature of each of the redeeming Shareholders must be guaranteed. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all Shareholders of record, to be sent to the address of record for that account. However, the Fund reserves the right to require signature guarantees on all redemptions. A signature guarantee is required in connection with any written request for transfer of Shares. Also, a signature guarantee is required if the Fund or the Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (i) the current address of one or more joint owners of an account cannot be confirmed; (ii) multiple owners have a dispute or give inconsistent instructions to the Fund; (iii) the Fund has been notified of an adverse claim; (iv) the instructions received by the Fund are given by an agent, not the actual registered owner; (v) the Fund determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings; or (vi) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Fund;

  3. Any outstanding certificates must accompany the request together with a stock power signed by the Shareholder(s), with signature(s) guaranteed as described in Item 2 above;

  4. Liquidation requests of corporate, partnership, trust and custodianship accounts, and accounts under court jurisdiction, require the following documentation to be in proper form:

    . Corporation--(i) Signature guaranteed letter of instruction from the authorized officer(s) of the corporation, and (ii) a corporate resolution in a form satisfactory to the Transfer Agent;

    . Partnership--(i) Signature guaranteed letter of instruction from a general partner and, if necessary, (ii) pertinent pages from the partnership agreement identifying the general partners or other documentation in a form satisfactory to the Transfer Agent;

    . Trust--(i) Signature guaranteed letter of instruction from the trustee(s), and (ii) a copy of the pertinent pages of the trust document listing the trustee(s) or a certificate of incumbency if the trustee(s) are not listed on the account registration;

    . Custodial (other than a retirement account)--Signature guaranteed letter of instruction from the custodian;

    . Accounts under court jurisdiction--Check court documents and the applicable state law since these accounts have varying requirements, depending upon the state of residence; and

  5. Redemption of Shares held in a retirement plan for which FTTC or its affiliate acts as trustee or custodian must conform to the distribution requirements of the plan and the Fund's redemption requirements above. Distributions from such plans are subject to additional requirements under the Code, and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. For example, distributions from retirement plans are subject to withholding requirements under the Code, and the IRS Form W-4P (available from the Transfer Agent) may be required to be submitted to the Transfer Agent with the distribution request, or the distribution will be delayed. Franklin Templeton Investor Services, Inc. and its affiliates assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any penalties assessed.

  To avoid delay in redemption or transfer, Shareholders having questions about these requirements should contact the Shareholder Services Department by calling 1-800-632-2301.

  The redemption price will be the net asset value of the Shares next computed after the redemption request in Proper Order is received by the Transfer Agent. A gain or loss for tax purposes generally will be realized upon the redemption, depending on the tax basis of the Shares redeemed. Payment of the redemption price ordinarily will be made by check (or by wire at the sole discretion of the Transfer Agent if wire transfer is requested including name and address of the bank and the Shareholder's account number to which payment of the redemption proceeds is to be wired) within seven days after receipt of the redemption request in Proper Order. However, if Shares have been purchased by check, the Fund will make redemption proceeds available when a Shareholder's check received for the Shares purchased has been cleared for payment by the Shareholder's bank, which, depending upon the location of the Shareholder's bank, could take up to 15 days or more. The check will be mailed by first-class mail to the Shareholder's registered address (or as otherwise directed). Remittance by wire (to a commercial bank account in the same name(s) as the Shares are registered) or express mail, if requested, are subject to a handling charge of up to $15, which will be deducted from the redemption proceeds.

  The Fund, through FTD, also repurchases Shares (whether in certificate or book-entry form) through securities dealers. The Fund normally will accept orders to repurchase such Shares by wire or telephone from dealers for their customers at the net asset value next computed after the dealer has received the Shareholder's request for repurchase, if the dealer received such request before closing time of the NYSE on that day. Dealers have the responsibility of submitting such repurchase requests by calling not later than 5:00 p.m., New York time, on such day in order to obtain that day's applicable redemption price. Repurchase of Shares is for the convenience of Shareholders and does not involve a charge by the Fund; however, securities dealers may impose a charge on the Shareholder for transmitting the notice of repurchase to the Fund. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect Shareholders seeking redemption through the repurchase procedure. Ordinarily, payment will be made to the securities dealer within seven days after receipt of a repurchase order and Share certificate (if any) in "Proper Order" as set forth above. The Fund will also accept, from member firms of the NYSE, orders to repurchase Shares for which no certificates have been issued by wire or telephone without a redemption request signed by the Shareholder, provided the member firm indemnifies the Fund and FTD from any liability resulting from the absence of the Shareholder's signature. Forms for such indemnity agreement can be obtained from FTD.

  The Fund may involuntarily redeem an investor's Shares if the net asset value of such Shares is less than $100, except that involuntary redemptions will not result from fluctuations in the value of an investor's Shares. In addition, the Fund may involuntarily redeem the Shares of any investor who has failed to provide the Fund with a certified taxpayer identification number or such other tax-related certifications as the Fund may require. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date and Shares will be redeemed at net asset value at the close of business on that date, unless sufficient additional Shares are purchased to bring the aggregate account value up to $100 or more, or unless a certified taxpayer identification number (or such other information as the Fund has requested) has been provided, as the case may be. A check for the redemption proceeds will be mailed to the investor at the address of record.

  REINSTATEMENT PRIVILEGE. For either Class I or Class II, the same class of Shares of the Fund may be purchased at net asset value with the proceeds from
(i) a redemption of Shares of the Fund or shares of any other Franklin Templeton Fund except any of the Franklin Templeton money market funds (unless the redemption proceeds are from Class I shares of a fund with a lower initial sales charge than that charged by the Fund and have been held in that fund for less than six months), or (ii) a dividend or distribution paid by any of the Franklin Templeton Funds, within 365 days after the date of the redemption or dividend or distribution. Class II Shareholders may also invest such distributions at net asset value in a Class I Franklin Templeton Fund. However, if a Shareholder's original investment was in Class I shares of a fund with a lower sales charge, or no sales charge, the Shareholder must pay the difference. An investor may reinvest an amount not exceeding the proceeds of the redemption or the dividend or distribution. While credit will be given for any contingent deferred sales charge paid on the Shares redeemed, a new contingency period will begin. Matured Shares will be reinvested at net asset value and will not be subject to a new contingent deferred sales charge. Shares of the Fund redeemed in connection with an exchange into another fund (see "Exchange Privilege") are not considered "redeemed" for this privilege. In order to exercise this privilege, a written order for the purchase of Shares of the Fund must be received by the Fund or the Fund's Transfer Agent within 365 days after the redemption or the payment date of the distribution. The 365 days, however, do not begin to run on redemption proceeds placed immediately after redemption in a Franklin Bank Certificate of Deposit ("CD") until the CD (including any rollover) matures. Reinvestment at net asset value may also be handled by a securities dealer or other financial institution, who may charge the Shareholder a fee for this service. The redemption is a taxable transaction but reinvestment without a sales charge may affect the tax basis of the Shares reinvested, and the amount of gain or loss resulting from a redemption may be affected by exercise of the reinstatement privilege if the Shares redeemed were held for 90 days or less, or if a Shareholder reinvests in the same fund within 30 days. Reinvestment will be at the next calculated net asset value after receipt.

  SYSTEMATIC WITHDRAWAL PLAN. A Shareholder may establish a Systematic Withdrawal Plan ("Plan") and receive periodic payments from the account provided that the net asset value of the Shares held by the Shareholder is at least $5,000. There are no service charges for establishing or maintaining a Plan. The minimum amount which the Shareholder may withdraw is $50 per withdrawal transaction although this is merely the minimum amount allowed under the Plan and should not be mistaken for a recommended amount. Retirement plans subject to mandatory distribution requirements are not subject to the $50 minimum. The Plan may be established on a monthly, quarterly, semiannual or annual basis. If the Shareholder establishes a Plan, any capital gain distributions and income dividends paid by the Fund to the Shareholder's account must be reinvested for the Shareholder's account in additional Shares at net asset value. Payments are then made from the liquidation of Shares at net asset value on the day of the liquidation (which is generally on or about the 25th of the month) to meet the specified withdrawals. Payments are generally received three to five days after the date of liquidation. By completing the "Special Payment Instructions for Distributions" section of the Shareholder Application included with this Prospectus, a Shareholder may direct the selected withdrawals to another of the Franklin Templeton Funds, to another person, or directly to a checking account. Liquidation of Shares may reduce or possibly exhaust the Shares in the Shareholder's account, to the extent withdrawals exceed Shares earned through dividends and distributions, particularly in the event of a market decline. If the withdrawal amount exceeds the total Plan balance, the account will be closed and the remaining balance will be sent to the Shareholder. As with other redemptions, a liquidation to make a withdrawal payment is a sale for federal income tax purposes. Because the amount withdrawn under the Plan may be more than the Shareholder's actual yield or income, part of such a Plan payment may be a return of the Shareholder's investment.

  Maintaining a Plan concurrently with purchases of additional Shares of the Fund would be disadvantageous because of the sales charge on the additional purchases. Also, redemptions of Class I Shares and Class II Shares may be subject to a contingent deferred sales charge if the Shares are redeemed within 12 months (Class I Shares) or 18 months (Class II Shares) of the calendar month of the original purchase date. The Shareholder should ordinarily not make additional investments of less than $5,000 or three times the annual withdrawals under the Plan during the time such a Plan is in effect.

  With respect to Class I Shares, the contingent deferred sales charge is waived for redemptions through a Systematic Withdrawal Plan set up prior to February 1, 1995. With respect to Systematic Withdrawal Plans set up on or after February 1, 1995, the applicable contingent deferred sales charge is waived for Class I and Class II Share redemptions of up to 1% monthly of an account's net asset value (12% annually, 6% semiannually, 3% quarterly). For example, if a Class I account maintained an annual balance of $1,000,000, only $120,000 could be withdrawn through a once-yearly Systematic Withdrawal Plan free of charge; any amount over that $120,000 would be assessed a 1% (or applicable) contingent deferred sales charge. Likewise, if a Class II account maintained an annual balance of $10,000, only $1,200 could be withdrawn through a once-yearly Systematic Withdrawal Plan free of charge.

  A Plan may be terminated on written notice by the Shareholder or the Fund, and it will terminate automatically if all Shares are liquidated or withdrawn from the account, or upon the Fund's receipt of notification of the death or incapacity of the Shareholder. Shareholders may change the amount (but not below $50) and schedule of withdrawal payments or suspend one such payment by giving written notice to the Transfer Agent at least seven business days prior to the end of the month preceding a scheduled payment. Share certificates may not be issued while a Plan is in effect.

  REDEMPTIONS BY TELEPHONE. Shareholders who file a Telephone Redemption Authorization Agreement (the "Agreement") (a copy of which is included in this Prospectus) may redeem Shares of the Fund by telephone, subject to the Restricted Account exception noted under "Telephone Transactions--Restricted Accounts." The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions given by telephone are genuine. Shareholders, however, bear the risk of loss in certain cases as described under "Telephone Transactions--Verification Procedures."

  For Shareholder accounts with a completed Agreement on file, redemptions of uncertificated Shares or Shares which have previously been deposited with the Fund or the Transfer Agent may be made for up to $50,000 per day per Fund account. Telephone redemption requests received before the scheduled closing time of the NYSE (generally 4:00 p.m., New York time) on any business day will be processed that same day. The redemption check will be sent within seven days, made payable to all the registered owners on the account, and will be sent only to the address of record. Redemption requests by telephone will not be accepted within 30 days following an address change by telephone. In that case, a Shareholder should follow the other redemption procedures set forth in this Prospectus. Institutional accounts which wish to execute redemptions in excess of $50,000 must complete an Institutional Telephone Privileges Agreement which is available from Franklin Templeton Institutional Services by telephoning 1-800-321-8563.

  CONTINGENT DEFERRED SALES CHARGE. In order to recover commissions paid to securities dealers, Class I investments of $1 million or more, and any Class II investments, redeemed within the contingency period of 12 months (Class I) or 18 months (Class II) of the calendar month of their purchase will be assessed a contingent deferred sales charge, unless one of the exceptions described below applies. The charge is 1% of the lesser of the net asset value of the Shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the net asset value at the time of purchase of such Shares, and is retained by FTD. The contingent deferred sales charge is waived in certain instances. See below.

  In determining if a contingent deferred sales charge applies, Shares not subject to a contingent deferred sales charge are deemed to be redeemed first, in the following order: (i) a calculated number of Shares representing amounts attributable to capital appreciation of those Shares held less than the contingency period (12 months in the case of Class I Shares and 18 months in the case of Class II Shares); (ii) Shares purchased with reinvested dividends and capital gain distributions; and (iii) other Shares held longer than the contingency period, and followed by any Shares held less than the contingency period, on a "first in, first out" basis. For tax purposes, a contingent deferred sales charge is treated as either a reduction in redemption proceeds or an adjustment to the cost basis of the Shares redeemed.

  The contingent deferred sales charge on each class of Shares is waived, as applicable, for: exchanges; any account fees; distributions from an individual retirement plan account due to death or disability, or upon periodic distributions based on life expectancy; tax-free returns of excess contributions from employee benefit plans; distributions from employee benefit plans, including those due to plan termination or plan transfer; redemptions through a Systematic Withdrawal Plan set up for Shares prior to February 1, 1995 and, for Systematic Withdrawal Plans set up thereafter, redemptions of up to 1% monthly of an account's net asset value (3% quarterly, 6% semiannually or 12% annually); redemptions initiated by the Fund due to a Shareholder's account falling below the minimum specified account size; and redemptions following the death of the Shareholder or the beneficial owner.

  All investments made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of that month and each subsequent month.

  Requests for redemptions for a SPECIFIED DOLLAR amount, unless otherwise specified, will result in additional Shares being redeemed to cover any applicable contingent deferred sales charge, while requests for redemption of a SPECIFIC NUMBER of Shares will result in the applicable contingent deferred sales charge being deducted from the total dollar amount redeemed.

                            TELEPHONE TRANSACTIONS

  Shareholders of the Fund and their investment representative of record, if any, may be able to execute various transactions by calling Shareholder Services at 1-800-632-2301.

  All Shareholders will be able to: (i) effect a change in address; (ii) change a dividend option (see "Restricted Accounts" below); (iii) transfer Fund Shares in one account to another identically registered account in the Fund; (iv) request the issuance of certificates (to be sent to the address of record only); and (v) exchange Fund Shares by telephone as described in this Prospectus. In addition, Shareholders who complete and file an Agreement as described under "How to Sell Shares of the Fund--Redemptions by Telephone" will be able to redeem Shares of the Fund.

  VERIFICATION PROCEDURES. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity by telephone, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and sending a confirmation statement on redemptions to the address of record each time account activity is initiated by telephone. So long as the Fund and the Transfer Agent follow instructions communicated by telephone which were reasonably believed to be genuine at the time of their receipt, neither they nor their affiliates will be liable for any loss to the Shareholder caused by an unauthorized transaction. The Fund and the Transfer Agent may be liable for any losses due to unauthorized or fraudulent instructions in the event such reasonable procedures are not followed. Shareholders are, of course, under no obligation to apply for or accept telephone transaction privileges. In any instance where the Fund or the Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed, and neither the Fund, the Transfer Agent, nor their affiliates will be liable for any losses which may occur because of a delay in implementing a transaction.


  RESTRICTED ACCOUNTS. Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton retirement accounts. To assure compliance with all applicable regulations, special forms are required for any distribution, redemption, or dividend payment. While the telephone exchange privilege is extended to Franklin Templeton IRA and 403(b) retirement accounts, certain restrictions may apply to other types of retirement plans. Changes to dividend options must also be made in writing.

  To obtain further information regarding distribution or transfer procedures, including any required forms, retirement account Shareholders may call to speak to a Retirement Plan Specialist at 1-800-527-2020.

  GENERAL. During periods of drastic economic or market changes, it is possible that the telephone transaction privileges will be difficult to execute because of heavy telephone volume. In such situations, Shareholders may wish to contact their dealer for assistance, or to send written instructions to the Fund as detailed elsewhere in this Prospectus.

  Neither the Fund nor the Transfer Agent will be liable for any losses resulting from the inability of a Shareholder to execute a telephone transaction. The telephone transaction privilege may be modified or discontinued by the Fund at any time upon 60 days' written notice to Shareholders.

                            MANAGEMENT OF THE FUND

  The Company is managed by its Board of Directors and all powers of the Company are exercised by or under authority of the Board. Information relating to the Directors and Executive Officers is set forth under the heading "Management of the Company" in the SAI.

  The Board has carefully reviewed the multiclass structure to ensure that no material conflict exists between the two classes of Shares. Although the Board does not expect to encounter material conflicts in the future, the Board will continue to monitor the Fund and will take appropriate action to resolve such conflicts if any should later arise.

  In developing the multiclass structure, the Fund has retained the authority to establish additional classes of Shares. It is the Fund's present intention to offer only two classes of Shares, but new classes may be offered in the future.

  INVESTMENT MANAGER. The Investment Manager of the Fund is Templeton, Global Advisors Limited, Nassau, Bahamas. The Investment Manager manages the investment and reinvestment of the Fund's assets. The Investment Manager is an indirect wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"). Through its subsidiaries, Franklin is engaged in various aspects of the financial services industry. The Investment Manager and its affiliates serve as advisers for a wide variety of public investment mutual funds and private clients in many nations. The Templeton organization has been investing globally over the past 52 years and, with its affiliates, provides investment management and advisory services to a worldwide client base, including over 4.3 million mutual fund shareholders, foundations, endowments, employee benefit plans and individuals. The Investment Manager and its affiliates have approximately 4,100 employees in the United States, Australia, Scotland, Germany, Hong Kong, Luxembourg, Bahamas, Singapore, Canada and Russia.

  The Investment Manager uses a disciplined, long-term approach to value-oriented global and international investing. It has an extensive global network of investment research sources. Securities are selected for the Fund's portfolio on the basis of fundamental company-by-company analysis. Many different selection methods are used for different funds and clients and these methods are changed and improved by the Investment Manager's research on superior selection methods.

  The Investment Manager performs similar services for other funds and accounts and there may be times when the actions taken with respect to the Fund's portfolio will differ from those taken by the Investment Manager on behalf of other funds and accounts. Neither the Investment Manager and its affiliates, its officers, directors or employees, nor the officers or Directors of the Company are prohibited from investing in securities held by the Fund or other funds and accounts which are managed or administered by the Investment Manager to the extent such transactions comply with the Company's Code of Ethics. Please see "Investment Management and Other Services-- Investment Management Agreement" in the SAI for further information on securities transactions and a summary of the Company's Code of Ethics.

  The Investment Manager does not furnish any other services or facilities for the Fund, although such expenses are paid by some investment advisers of other investment companies. As compensation for its services, the Fund pays the Investment Manager a fee which, during the most recent fiscal year, represented 0.62% of its average daily net assets.

  The lead portfolio manager for the Fund is Mark G. Holowesko. Mr. Holowesko holds a BA from the College of Holy Cross and an MBA from Babson College. He joined the Templeton organization in 1985, and is responsible for coordinating equity research worldwide for the Investment Manager. Prior to joining the Templeton organization, Mr. Holowesko worked with Roy West Trust Corporation (Bahamas) Limited as an investment administrator. His duties at Roy West included managing trust and individual accounts, as well as conducting research of worldwide equity markets. Dorian B. Foyil and Sean Farrington exercise secondary portfolio management responsibilities with respect to the Fund. Mr. Foyil holds a BBA in Accounting and Computer Science from Temple University and an MBA in Finance from the Wharton School of Business. He is Vice President of the Investment Manager and head of the Investment Manager's research technology group. Prior to joining the Templeton organization, Mr. Foyil was a research analyst for four years with UBS Phillips & Drew in London, England. Mr. Farrington holds an AB in Economics from Harvard University. He is a member of the Investment Manager's research technology group responsible for the maintenance of the internal research database. Further information concerning the Investment Manager is included under the heading "Investment Management and Other Services" in the SAI.

  BUSINESS MANAGER. Templeton Global Investors, Inc. provides certain administrative facilities and services for the Fund, including payment of salaries of officers, preparation and maintenance of books and records, preparation of tax returns and financial reports, monitoring compliance with regulatory requirements and monitoring tax-deferred retirement plans. For its services, the Business Manager receives a fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Funds included in the Company (the Fund and Templeton Foreign Fund), reduced to 0.135% of such combined net assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1,200 million.

  TRANSFER AGENT. Franklin Templeton Investor Services, Inc. serves as transfer agent and dividend disbursing agent for the Fund.

  CUSTODIAN. The Chase Manhattan Bank, N.A. serves as custodian of the Fund's assets.

  PLANS OF DISTRIBUTION. A separate Plan of Distribution has been approved and adopted for each class ("Class I Plan" and "Class II Plan," respectively, or "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Rule 12b-1 fees charged to each class will be based solely on the distribution and servicing fees attributable to that particular class. Any portion of fees remaining from either Plan after distribution to securities dealers of up to the maximum amount permitted under each Plan may be used by the class to reimburse FTD for routine ongoing promotion and distribution expenses incurred with respect to such class. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a prorated portion of FTD's overhead expenses attributable to the distribution of Fund Shares, as well as any distribution or service fees paid to securities dealers or their firms or others who have executed a servicing agreement with the Fund, FTD or its affiliates.

  The maximum amount which the Fund may pay to FTD or others under the Class I Plan for such distribution expenses is 0.25% per annum of Class I's average daily net assets, payable on a quarterly basis. All expenses of distribution and marketing in excess of 0.25% per annum will be borne by FTD, or others who have incurred them, without reimbursement from the Fund. Under the Class I Plan, costs and expenses not reimbursed in any one given quarter (including costs and expenses not reimbursed because they exceed the applicable limit under the Plan) may be reimbursed in subsequent quarters or years, subject to applicable law. FTD has informed the Fund that it had no unreimbursed expenses under the Class I Plan at August 31, 1995.

  Under the Class II Plan, the maximum amount which the Fund is permitted to pay to FTD or others for distribution expenses and related expenses is 0.75% per annum of Class II's average daily net assets, payable quarterly. All expenses of distribution, marketing and related services over that amount will be borne by FTD, or others who have incurred them, without reimbursement by the Fund. In addition, the Class II Plan provides for an additional payment by the Fund of up to 0.25% per annum of Class II's average daily net assets as a servicing fee, payable quarterly. This fee will be used to pay securities dealers or other for, among other things, assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; receiving and answering correspondence; monitoring dividend payments from the Fund on behalf of the customers; or similar activities related to furnishing personal services and/or maintaining Shareholder accounts.

  During the first year following the purchase of Class II Shares, FTD will retain 0.75% per annum of Class II's average daily net assets to partially recoup fees FTD pays to securities dealers. FTD, or its affiliates, may pay, from its own resources, a commission of up to 1% of the amount invested to securities dealers who initiate and are responsible for purchases of Class II Shares.

  Both Plans also cover any payments to or by the Fund, the Investment Manager, FTD, or other parties on behalf of the Fund, the Investment Manager or FTD, to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of Shares issued by the Fund within the context of Rule 12b-1. The payments under the Plans are included in the maximum operating expenses which may be borne by each class of the Fund. For more information including a discussion of the Board's policies with regard to the amount of each Plan's fees, please see the SAI.

  EXPENSES. For the fiscal year ended August 31, 1995, expenses borne by Class I Shares of the Fund amounted to 1.05% of the average net assets of such class and expenses borne by Class II Shares of the Fund amounted to 1.82% (annualized) of the average net assets of such class. See the Expense Table for information regarding estimated expenses for both classes of Shares for the current fiscal year.

  BROKERAGE COMMISSIONS. The Fund's brokerage policies are described under the heading "Brokerage Allocation" in the SAI. The Fund's brokerage policies provide that the receipt of research services from a broker and the sale of Shares by a broker are factors which may be taken into account in allocating securities transactions, so long as the prices and execution provided by the broker equal the best available within the scope of the Fund's brokerage policies.

                              GENERAL INFORMATION

  DESCRIPTION OF SHARES/SHARE CERTIFICATES. The Company's authorized capital consists of 3,200,000,000 Common Shares of $1 par value per Share, of which 800,000,000 Shares are classified as Templeton World Fund Class I Shares, 400,000,000 Shares
are classified as Templeton World Fund Class II Shares, 1,500,000,000 Shares are classified as Templeton Foreign Fund Class I Shares, and 500,000,000 Shares are classified as Templeton Foreign Fund Class II Shares. The Board of Directors may, at its discretion, classify and allocate Shares to additional Funds within the Company without further action by the Shareholders. Each Share outstanding entitles the holder to one vote.

  Shares for an initial investment, as well as subsequent investments, including the reinvestment of dividends and capital gain distributions, are generally credited to an account in the name of an investor on the books of the Fund, without the issuance of a share certificate. Maintaining shares in uncertificated form (also known as "plan balance") minimizes the risk of loss or theft of a share certificate. No charge is made for the issuance of one certificate for all or some of the Shares purchased in a single order. A lost, stolen or destroyed certificate cannot be replaced without obtaining a sufficient indemnity bond. The cost of such a bond, which is generally borne by the shareholder, can be 2% or more of the value of the lost, stolen or destroyed certificate. A certificate will be issued if requested by the shareholder or by the securities dealer.

  VOTING RIGHTS. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other class of the Fund for matters that affect the Fund as a whole. For matters that only affect a certain class of the Fund's Shares, however, only Shareholders of that class will be entitled to vote. Therefore, each class of Shares will vote separately on matters (1) affecting only that class,
(2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act or the rules adopted thereunder. For instance, if a change to the Rule 12b-1 plan relating to Class I Shares requires Shareholder approval, only Shareholders of Class I may vote on changes to the Rule 12b-1 plan affecting that class. Similarly, if a change to the Rule 12b-1 plan relating to Class II Shares requires Shareholder approval, only Shareholders of Class II may vote on the change to such plan. On the other hand, if there is a proposed change to the investment objective of the Fund, this affects all Shareholders, regardless of which class of Shares they hold, and therefore, each Share has the same voting rights.

  MEETINGS OF SHAREHOLDERS. The Company is not required to hold annual meetings of Shareholders and may elect not to do so. The Company will call a special meeting of Shareholders when requested to do so by Shareholders holding at least 10% of the Company's outstanding Shares. In addition, the Company is required to assist Shareholder communications in connection with the calling of Shareholder meetings to consider removal of a Director or Directors.

  DIVIDENDS AND DISTRIBUTIONS. The Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. According to the requirements of the Code, dividends and capital gains will be calculated and distributed in the same manner for Class I and Class II Shares. The per share amount of any income dividends will generally differ only to the extent that each class is subject to different Rule 12b-1 fees. Unless otherwise requested, income dividends and capital gain distributions paid by the Fund, other than on those Shares whose owners keep them registered in the name of a broker-dealer, are automatically reinvested on the payment date in whole or fractional Shares at net asset value as of the ex-dividend date, unless a Shareholder makes a written or telephonic request for payments in cash. By completing the "Special Payment Instructions for Distributions" section of the Shareholder Application, Class I Shareholders may direct that their dividends and/or capital gain distributions be reinvested in Class I Shares of the Fund or Class I Shares of any other Franklin Templeton Fund, and Class II Shareholders may direct that their dividends and/or capital gains distributions be reinvested in either Class I or Class II Shares of the Fund or any other Franklin Templeton Fund. Shareholders may also direct the payment of their dividends or capital gain distributions to another person. The processing date for the reinvestment of dividends may vary from time to time, and does not affect the amount or value of the Shares acquired. Income dividends and capital gain distributions will be paid in cash on Shares during the time that their owners keep them registered in the name of a broker-dealer, unless the broker-dealer has made arrangements with the Transfer Agent for reinvestment.

  Prior to purchasing Shares of the Fund, the impact of dividends or capital gain distributions which have been declared but not yet paid should be carefully considered. Any dividend or capital gain distribution paid shortly after a purchase by a Shareholder prior to the record date will have the effect of reducing the per Share net asset value of the Shares by the amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, generally will be subject to tax.

  Checks are forwarded by first-class mail to the address of record. The proceeds of any such checks which are not accepted by the addressee and returned to the Fund will be reinvested in the Shareholder's account in whole or fractional Shares at net asset value next computed after the check has been received by the Transfer Agent. Subsequent distributions automatically will be reinvested at net asset value as of the ex-dividend date in additional whole or fractional Shares.

  FEDERAL TAX INFORMATION. The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. See the SAI for a summary of the requirements that must be satisfied to so qualify. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to Shareholders substantially all of its net investment income and net realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to Shareholders of record on a date in such month and paid during the following January will be treated as having been received by Shareholders on December 31 in the year such distributions were declared. The Fund will inform Shareholders each year of the amount and nature of such income or gains. Sales or other dispositions of Fund Shares generally will give rise to taxable gain or loss. A more detailed description of tax consequences to Shareholders is contained in the SAI under the heading "Tax Status."

  The Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions (including redemptions) paid to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications or where the Fund or the Shareholder has been notified by the Internal Revenue Service that the Shareholder is subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's federal income tax liability.

  INQUIRIES. Shareholders' inquiries will be answered promptly. They should be addressed to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030 -- telephone 1-800-632-2301. Transcripts of Shareholder accounts less than three-years old are provided on request without charge; requests for transcripts going back more than three years from the date the request is received by the Transfer Agent are subject to a fee of up to $15 per account.

  PERFORMANCE INFORMATION. The Fund may include its total return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years (or up to the life of the Fund), will reflect the deduction of the maximum initial sales charge and deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. For a description of the methods used to determine total return for the Fund, see the SAI.

  Because Class II Shares were not offered prior to May 1, 1995, no performance data is available for these Shares. After a sufficient period of time has passed, Class II performance data will be available.

  STATEMENTS AND REPORTS. The Fund's fiscal year ends on August 31. Annual reports (containing financial statements audited by independent auditors and additional information regarding the Fund's performance) and semiannual reports (containing unaudited financial statements) are sent to Shareholders each year. To reduce the volume of mail sent to one household as well as to reduce Fund expenses, the Transfer Agent will attempt to identify related Shareholders within a household and send only one copy of the report. Additional copies may be obtained, without charge, upon request to the Fund Information Department--telephone 1-800/DIAL BEN. The Fund also sends to each Shareholder a confirmation statement after every transaction that affects the Shareholder's account and a year-end historical confirmation statement.

                       INSTRUCTIONS AND IMPORTANT NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

GENERAL. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the Internal Revenue Service ("IRS").

OBTAINING A NUMBER. If you do not have a Social Security Number/Taxpayer Identification Number ("SSN/TIN"), you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

WHAT SSN/TIN TO GIVE. Please refer to the following guidelines:

ACCOUNT TYPE    GIVE SSN OF            ACCOUNT TYPE           GIVE TAXPAYER ID # OF
-----------------------------------------------------------------------------------
 . Individual    Individual             . Trust, Estate, or    Trust, Estate, or
                                       Pension Plan Trust     Pension Plan Trust
-----------------------------------------------------------------------------------
 . Joint         Actual owner of        . Corporation,         Corporation,
 Individual     account, or if         Partnership, or other  Partnership, or other
                combined funds, the    organization           organization
                first-named
                individual
-----------------------------------------------------------------------------------
 . Unif.         Minor                  . Broker nominee       Broker nominee
 Gift/Transfer
 to Minor
-----------------------------------------------------------------------------------
 . Sole          Owner of business
 Proprietor
-----------------------------------------------------------------------------------
 . Legal         Ward, Minor, or
 Guardian       Incompetent
-----------------------------------------------------------------------------------

EXEMPT RECIPIENTS. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients generally include:
  A corporation                        A real estate investment trust
                                       A common trust fund operated by a bank
  A financial institution              under section 584(a)
                                       An entity registered at all times
  An organization exempt from tax      under the Investment Company
  under section 501(a), or an          Act of 1940
  individual retirement plan
  A registered dealer in securities or
  commodities registered in the U.S.
  or a U.S. possession

IRS PENALTIES. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your Federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

EXEMPT FOREIGN PERSON. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. Generally, you are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not equal or exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S.

PERMANENT ADDRESS. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

NOTICE OF CHANGE IN STATUS. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that
(1) the taxpayer identification number you have given is correct, and (2) the IRS has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

WHEN TO FILE. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years. Only certifications that are in proper order will be treated as having been filed with the Fund.

HOW OFTEN YOU MUST FILE. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

                FOR CORPORATE SHAREHOLDERS--FORM OF RESOLUTION

It will be necessary for corporate shareholders to provide a certified copy of a resolution or other certificate of authority to authorize the purchase as well as sale (redemption) of shares and withdrawals by checks or drafts. You may use the following form of resolution or you may prefer to use your own. It is understood that the Fund, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., the custodian bank and their affiliates may rely upon these authorizations until revoked or amended by written notice delivered by registered or certified mail to the Fund.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected

_____________________ of __________________________ a _________________________
       TITLE                  CORPORATE NAME             TYPE OF ORGANIZATION

organized under the laws of the State of _________________ and that the
                                               STATE

following is a true and correct copy of a resolution adopted by the Board of

Directors at a meeting duly called and held on _______________
                                                    DATE


  RESOLVED, that the _________________________________________________ of this
                                      OFFICERS' TITLES
  Corporation or Association are authorized to open an account in the name of the Corporation or Association with one or more of the Franklin Group of Funds
  (R) or Templeton Family of Funds (collectively, the "Funds") and to deposit such funds of this Corporation or Association in this account as they deem necessary or desirable; that the persons authorized below may endorse checks and other instruments for deposit to said account or accounts; and

  FURTHER RESOLVED, that any of the following  _________________ officers are
                                                     NUMBER
  authorized to sign any share assignment on behalf of this Corporation or Association and to take any other actions as may be necessary to sell or redeem its shares in the Funds or to sign checks or drafts withdrawing funds from the account; and

  FURTHER RESOLVED, that this Corporation or Association shall hold harmless, indemnify, and defend the Funds, their custodian bank, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and their affiliates, from any claim, loss or liability resulting in whole or in part, directly or indirectly, from their reliance from time to time upon any certifications by the secretary or any assistant secretary of this Corporation or Association as to the names of the individuals occupying such offices and their acting in reliance upon these resolutions until actual receipt by them of a certified copy of a resolution of the Board of Directors of the Corporation or Association modifying or revoking any or all such resolutions.

The undersigned further certifies that the below named persons, whose signatures appear opposite their names and office titles, are duly elected officers of the Corporation or Association. (Attach additional list if necessary.)

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME OF CORPORATION OR ASSOCIATION     DATE

Certified from minutes ________________________________________________________
                        NAME AND TITLE
                        CORPORATE SEAL (if appropriate)

      THE FRANKLIN TEMPLETON TELEPHONE REDEMPTION AUTHORIZATION AGREEMENT

You may use Franklin Templeton's telephone redemption privilege to redeem uncertificated Franklin Templeton Fund shares for up to $50,000 (or your Shareholder account balance, whichever is less) per day, per fund account in accordance with the terms of the Fund's Prospectus.

The telephone redemption privilege is available only to Shareholders who specifically request it. If you would like to add this redemption privilege to the other telephone transaction privileges automatically available to Franklin Templeton Fund shareholders, please sign and return this authorization to Franklin Templeton Investor Services, Inc. ("Services"), transfer agent and shareholder servicing agent for the Franklin Templeton Funds.

SHAREHOLDER AUTHORIZATION: I/We request the telephone redemption privilege under the terms described below and in the prospectus for each investment company in the Franklin Templeton Group of Funds (a "Franklin Templeton Fund" or a "Fund"), now opened or opened at a later date, holding shares registered as follows:

-------------------------------------  ---------------------------------------
PRINT NAME(S) AS SHOWN IN YOUR ACCOUNT REGISTRATION ("SHAREHOLDER")

-------------------------------------  ---------------------------------------
ACCOUNT NUMBER(S)

I/We authorize each Fund and Services to honor and act upon telephone requests given as provided in this agreement to redeem shares from any Shareholder account:

-------------------------------------  ---------------------------------------
SIGNATURE(S) AND DATE

-------------------------------------  ---------------------------------------
PRINT NAME(S) (AND TITLE/CAPACITY, IF APPLICABLE)

VERIFICATION PROCEDURES: I/We understand and agree that: (1) each Fund and Services will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine and that if these confirmation procedures are not followed, the Fund or Services may be liable for any losses due to unauthorized or fraudulent telephone instructions; (2) the confirmation procedures will include the recording of telephone calls requesting redemptions, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and the sending of confirmation statements to the address of record each time a redemption is initiated by telephone; and (3) so long as the Fund and Services follow the confirmation procedures in acting on instructions communicated by telephone which were reasonably believed to be genuine at the time of receipt, neither they, nor their parent or affiliates, will be liable for any loss, damages or expenses caused by an unauthorized or fraudulent redemption request.

JOINTLY OWNED/CO-TRUSTEE ACCOUNTS: Each of us signing this agreement as either joint owners or co-trustees authorizes each Fund and Services to honor telephone redemption requests given by ANY ONE of the signers, or our investment representative of record, if any, ACTING ALONE.

APPOINTMENT OF ATTORNEY-IN-FACT: In order to issue telephone redemption requests acting alone, each of us individually makes the following appointment: I hereby appoint the other joint owner(s)/co-trustee(s) as my agent(s) (attorney[s]-in-fact) with full power and authority to individually act for me in any lawful way with respect to the issuance of instructions to a Fund or Services in accordance with the telephone redemption privilege we have requested by signing this agreement. This appointment shall not be affected by my subsequent disability or incompetency and shall remain in effect until it is revoked by either written notice from any one of us delivered to a Fund or Services by registered mail, return receipt requested or by a Fund or Services upon receipt of any information that causes a Fund or Services to believe in good faith that there is or that there may be a dispute among any of us with respect to the Franklin Templeton Fund account(s) covered by this agreement. Each of us agrees to notify the Fund or Services immediately upon the death of any of the signers.

CORPORATE/PARTNERSHIP/TRUST/RETIREMENT ACCOUNTS: The Shareholder and each of us signing this agreement on behalf of the Shareholder represent and warrant to each Franklin Templeton Fund and Services that the Shareholder has the authority to enter into this agreement and that each of us is duly authorized to execute this agreement on behalf of the Shareholder. The Shareholder agrees that its election of the telephone redemption privilege means that a Fund or Services may honor a telephone redemption request given by ANY officer/partner/member/administrator/or agent of the Shareholder ACTING ALONE.

RESTRICTED ACCOUNTS: Telephone redemptions may not be accepted on Franklin Templeton Trust Company retirement accounts.

PLEASE RETURN THIS FORM TO:
Franklin Templeton Investor Services, Inc., Attn.: Telephone Redemptions Dept., 700 Central Avenue, St. Petersburg, Florida 33701-3628.

The Franklin Templeton Group

Literature Request -- Call today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

TEMPLETON FUNDS                              Maryland                          FRANKLIN FUNDS SEEKING
American Trust                               Massachusetts***                  HIGH CURRENT INCOME
Americas Government Securities Fund          Michigan***                       AGE High Income Fund
Developing Markets Trust                     Minnesota***                      German Government Bond Fund
Foreign Fund                                 Missouri                          Global Government Income Fund
Global Infrastructure Fund                   New Jersey                        Investment Grade Income  Fund
Global Opportunities Trust                   New York*                         U.S. Government Securities Fund
Greater European Fund                        North Carolina
Growth Fund                                  Ohio***                           FRANKLIN FUNDS SEEKING HIGH CURRENT
Growth and Income Fund                       Oregon                            INCOME AND STABILITY OF PRINCIPAL
Income Fund                                  Pennsylvania                      Adjustable Rate Securities Fund
Japan Fund                                   Tennessee**                       Adjustable U.S. Government Securities Fund
Latin America Fund                           Texas                             Short-Intermediate U.S. Government Securities Fund
Money Fund                                   Virginia
Real Estate Securities Fund                  Washington**                      FRANKLIN FUNDS FOR NON-U.S. INVESTORS
Smaller Companies Growth Fund                                                  Tax-Advantaged High Yield Securities Fund
World Fund                                   FRANKLIN FUNDS                    Tax-Advantaged International Bond Fund
                                             SEEKING CAPITAL GROWTH            Tax-Advantaged U.S. Government Securities Fund
FRANKLIN FUNDS                               California Growth Fund
SEEKING TAX-FREE INCOME                      DynaTech Fund                     FRANKLIN TEMPLETON INTERNATIONAL
Federal Intermediate Term                    Equity Fund                       CURRENCY FUNDS
Tax-Free Income Fund                         Global Health Care Fund           Global Currency Fund
Federal Tax-Free Income Fund                 Gold Fund                         Hard Currency Fund
High Yield Tax-Free Income                   Growth Fund                       High Income Currency Fund
Fund                                         International Equity Fund
Insured Tax-Free Income Fund***              Pacific Growth Fund               FRANKLIN MONEY MARKET FUNDS
Puerto Rico Tax-Free Income Fund             Real Estate Securities Fund       California Tax-Exempt Money Fund
FRANKLIN STATE-SPECIFIC FUNDS                Small Cap Growth Fund             Federal Money Fund
SEEKING TAX-FREE INCOME                                                        IFT U.S. Treasury Money Market Portfolio
Alabama                                      FRANKLIN FUNDS SEEKING            Money Fund
Arizona*                                     GROWTH AND INCOME                 New York Tax-Exempt Money Fund
Arkansas**                                   Balance Sheet Investment Fund     Tax-Exempt Money Fund
California*                                  Convertible Securities Fund
Colorado                                     Equity Income Fund                FRANKLIN FUND FOR CORPORATIONS
Connecticut                                  Global Utilities Fund             Corporate Qualified Dividend Fund
Florida*                                     Income Fund
Georgia                                      Premier Return Fund               FRANKLIN TEMPLETON VARIABLE ANNUITIES
Hawaii**                                     Rising Dividends Fund             Franklin Valuemark
Indiana                                      Strategic Income Fund             Franklin Templeton Valuemark Income
Kentucky                                     Utilities Fund                    Plus (an immediate annuity)
Louisiana


Toll-free 1-800-DIAL BEN (1-800-342-5236)

* Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of municipal securities, and a high yield portfolio
    (CA).

** The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.


*** Portfolio of insured municipal securities.

                                     NOTES

--------------------------------------------------------------------------------

 TEMPLETON WORLD FUND

 PRINCIPAL UNDERWRITER:

 Franklin Templeton
 Distributors, Inc.
 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Shareholder Services

 1-800-632-2301

 Fund Information

 1-800/DIAL BEN

 Institutional Services
 1-800-321-8563

 Dealer Services

 1-800-524-4040

 Retirement Plan Services

 1-800-527-2020

 This Prospectus is not an offering of the securities herein described in any state in which the offering is not authorized. No sales representative, dealer, or other person is authorized to give any information or make any representations other than those contained in this Prospectus. Further information may be obtained from the Principal Underwriter.

--------------------------------------------------------------------------------


[RECYCLING LOGO APPEARS HERE]                                 TL102 P 01/96


TEMPLETON
WORLD
FUND

Prospectus

January 1, 1996



[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

                                                     Mail to: FRANKLIN TEMPLETON
              P.O. Box 33031  St. Petersburg, Florida 33733-8031  (800) 393-3001

Please do not use this form for any Retirement Plan for which Franklin Templeton Trust Company serves as custodian or trustee, or for Templeton Money Fund, Templeton Institutional Funds or Templeton Capital Accumulator Fund. Request separate Applications and/or Prospectuses.

--------------------------------------------------------------------------------
  SHAREHOLDER APPLICATION OR REVISION
  [_] Please check the box if this is a revision and see Section 8
--------------------------------------------------------------------------------

Please check Class I or Class II, if applicable, next to your Fund selection. Class I and Class II shares have different sales charges and operating expenses, among other differences, as described in each Fund's prospectus.

                                                        Date  __________________

 CLASS                                                  CLASS
 I   II        TEMPLETON                                I   II        TEMPLETON
[_] [_]$______ AMERICAN TRUST                          [_] [_]$______ GLOBAL OPPORTUNITIES TRUST
[_]     ______ AMERICAS GOVERNMENT SECURITIES FUND     [_] [_] ______ GREATER EUROPEAN FUND
[_] [_] ______ DEVELOPING MARKETS TRUST                [_] [_] ______ GROWTH FUND
[_] [_] ______ FOREIGN FUND                            [_] [_] ______ GROWTH AND INCOME FUND
[_] [_] ______ GLOBAL INFRASTRUCTURE FUND              [_] [_] ______ INCOME FUND


 CLASS                                                  CLASS
 I   II        TEMPLETON                                I   II
[_]    $______ JAPAN FUND                              [_] [_] OTHER:             $___________
[_] [_] ______ LATIN AMERICA FUND                              (Except for Class II Money Fund)
[_] [_] ______ REAL ESTATE SECURITIES FUND                     _______________________________
[_] [_] ______ SMALLER COMPANIES GROWTH FUND                   _______________________________
[_] [_] ______ WORLD FUND                                      _______________________________

--------------------------------------------------------------------------------
  1 ACCOUNT REGISTRATION  (PLEASE PRINT)
--------------------------------------------------------------------------------

[_] INDIVIDUAL OR JOINT ACCOUNT
                                                          _           _
__________________________________________________  ____________________________
First Name      Middle Initial        Last Name     Social Security Number (SSN)
                                                          _           _
__________________________________________________  ____________________________
Joint Owner(s) (Joint ownership means "Joint        Social Security Number (SSN)
Tenants With Rights of Survivorship" unless otherwise specified) All owners must sign Section 4.

--------------------------------------------------------------------------------
[_] GIFT/TRANSFER TO A MINOR

_______________________________ As Custodian For________________________________
Name of Custodian (one only)                    Minor's Name (one only)
                                                          _           _
_____________Uniform Gifts/Transfers to Minors Act______________________________
State of Residence                                Minor's Social Security Number

Please Note: Custodian's Signature, not Minor's, is required in Section 4.

--------------------------------------------------------------------------------
[_] TRUST, CORPORATION, PARTNERSHIP, RETIREMENT PLAN, OR OTHER ENTITY
                                                          _
__________________________________________  ___________________________________
Name                                        Taxpayer Identification Number (TIN)

__________________________________________  ____________________________________
Name of Beneficiary (if to be included in    Date of Trust Document (must be
the Registration)                            completed for registration)

________________________________________________________________________________
Name of Each Trustee (if to be included in the Registration)

--------------------------------------------------------------------------------
  2 ADDRESS
--------------------------------------------------------------------------------

___________________________________________  Daytime Phone (___)________________
Street Address                                              Area Code
                                 _
___________________________________________  Evening Phone (___)________________
City              State    Zip Code                         Area Code

I am a Citizen of: [_] U.S. or [_]______________________________
                                  Country of Residence

--------------------------------------------------------------------------------
  3 INITIAL INVESTMENT ($100 minimum initial investment)
--------------------------------------------------------------------------------

Check(s) enclosed for $___________________ . (Payable to the Fund(s)
                                             indicated above.)

--------------------------------------------------------------------------------
  4 SIGNATURE AND TAX CERTIFICATIONS
    (All registered owners must sign application)
--------------------------------------------------------------------------------
See "Important Notice Regarding Taxpayer IRS Certifications" in back of prospectus. The Fund reserves the right to refuse to open an account without either a certified Taxpayer Identification Number ("TIN") or a certification of foreign status. Failure to provide tax certifications in this section may result in backup withholding on payments relating to your account and/or in your inability to qualify for treaty withholding rates.

I am(We are) not subject to backup withholding because I(we) have not been notified by the IRS that I am(we are) subject to backup withholding as a result of a failure to report all interest or dividends or because the IRS has notified me(us) that I am(we are) no longer subject to backup withholding. (If you are currently subject to backup withholding as a result of a failure to report all interest or dividends, please cross out the preceding statement.)

[_] The number shown above is my(our) correct TIN, or that of the Minor named in
    Section 1.

[_] AWAITING TIN. I am(We are) waiting for a number to be issued to me(us).
    I(We) understand that if I(we) do not provide a TIN to the Fund within 60 days, the Fund is required to commence 31% backup withholding until I(we) provide a certified TIN.

[_] EXEMPT RECIPIENT. Individuals cannot be exempt. Check this box only after reading the instructions to see whether you qualify as an exempt recipient. (You should still provide a TIN.)

[_] EXEMPT FOREIGN PERSON. Check this box only if the following statement applies: "I am(we are) neither a citizen nor a resident of the United States. I(we) certify to the best of my(our) knowledge and belief, I(we) qualify as an exempt foreign person and/or entity as described in the instructions."

    Permanent address for tax purposes:

________________________________________________________________________________
Street Address            City        State        Country       Postal Code

PLEASE NOTE: The IRS only allows one TIN to be listed on an account. On joint accounts, it is preferred that the primary account owner (or person listed first on the account) list his/her number as requested above.

CERTIFICATION - Under the penalties of perjury, I(we) certify that (1) the information provided on this application is true, correct and complete, (2) I(we) have read the prospectus(es) for the Fund(s) in which I am(we are) investing and agree to the terms thereof, and (3) I am(we are) of legal age or an emancipated minor. I (we) acknowledge that Shares of the Fund(s) are not insured or guaranteed by any agency or institution and that an investment in the Shares involves risks, including the possible loss of principal.

X                                        X
---------------------------------------- ---------------------------------------
Signature                                Signature

X                                        X
---------------------------------------- ---------------------------------------

--------------------------------------------------------------------------------
  5 BROKER/DEALER USE ONLY (PLEASE PRINT)
--------------------------------------------------------------------------------

                                                        -----------------------
We hereby submit this application for the purchase of   Templeton Dealer Number
shares of the Fund indicated above in accordance with
the terms of our selling agreement with Franklin        -----------------------
Templeton Distributors, Inc. ("FTD"), and with the
Prospectus for the Fund. We agree to notify FTD of any purchases of Class I shares which may be eligible for reduced or eliminated sales charges.

  -----------------------------------------------------------------------------
    WIRE ORDER ONLY: The attached check for $_______ should be applied against
     Wire Order
         Confirmation Number ___________ Dated___________ For__________ Shares
  -----------------------------------------------------------------------------

Securities Dealer Name__________________________________________________________

Main Office Address________________ Main Office Telephone Number (___)__________

Branch Number________ Representative Number ________ Representative Name________

Branch Address_________________________ Branch Telephone Number (___)___________

Authorized Signature, Securities Dealer______________________ Title_____________

--------------------------------------------------------------------------------
ACCEPTED: Franklin Templeton Distributors, Inc. By___________ Date______________
--------------------------------------------------------------------------------

          Please see reverse side for Shareholder Account Privileges:

[_] Distribution Options              [_] Special Instructions for Distributions
[_] Systematic Withdrawal Plan        [_] Automatic Investment Plan

[_] Telephone Exchange Service        [_] Letter of Intent
[_] Cumulative Quantity Discount

     This application must be preceded or accompanied by a prospectus for the Fund(s) being purchased.

--------------------------------------------------------------------------------
  6  DISTRIBUTION OPTIONS (Check one)
--------------------------------------------------------------------------------

Check one - if no box is checked, all dividends and capital gains will be reinvested in additional shares of the Fund.

  [_] Reinvest all dividends                    [_] Pay all dividends in cash
      and capital gains.                            and reinvest capital gains.

  [_] Pay capital gains in cash                 [_] Pay all dividends and
      and reinvest dividends.                       capital gains in cash.

--------------------------------------------------------------------------------
  7  OPTIONAL SHAREHOLDER PRIVILEGES
--------------------------------------------------------------------------------

A. SPECIAL PAYMENT INSTRUCTIONS FOR DISTRIBUTIONS (Check one box)

  [_] Invest Distributions, as noted in Section 6, or [_] withdrawals, as noted in section 7(B), in another Franklin or Templeton Fund.
      Restrictions may apply to purchases of shares of a different class. See the prospectus for details.

      Fund Name______________________ Existing Account Number___________________
  [_] Send my Distributions to the person, named below, instead of as registered and addressed in Sections 1 and 2.
      Name___________________________ Street Address____________________________

      City___________________________ State____________________Zip Code_________

--------------------------------------------------------------------------------
B. SYSTEMATIC WITHDRAWAL PLAN

   Please withdraw from my Franklin Templeton account $_____($50 minimum) [_]Monthly [_]Quarterly [_]Semi-Annually or [_]Annually as set forth in the Prospectus, starting in ______________(Month). The net asset value of the shares held must be at least $5,000 at the time the plan is established. Additional restrictions may apply to Class II or other shares subject to contingent deferred sales charge, as described in the prospectus. Send the withdrawals to: [_]Address of Record OR [_]the Franklin Templeton Fund or person specified in Section 7(A) - Special Payment Instructions for Distributions.

--------------------------------------------------------------------------------
C. TELEPHONE TRANSACTIONS

   TELEPHONE EXCHANGE PRIVILEGE: If the Fund does not receive specific
   -----------------------------
   instructions from the shareholder, either in writing or by telephone, the Telephone Exchange Privilege (see the prospectus) is automatically extended to each account. The shareholder should understand, however, that the Fund and Franklin Templeton Investor Services, Inc. ("FTI") or Franklin Templeton Trust Company and their agents will not be liable for any loss, injury, damage or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine. The shareholder agrees to hold the Fund and its agents harmless from any loss, claims, or liability arising from its or their compliance with such instructions. The shareholder understands that this option is subject to the terms and conditions set forth in the prospectus of the fund to be acquired.

[_]No, I do NOT wish to participate in the Telephone Exchange Privilege or authorize the Fund or its agents, including FTI or Templeton Funds Trust Company, to act upon instructions received by telephone to exchange shares for shares of any other account(s) within the Franklin Templeton Group of Funds.

   Telephone Redemption Privilege: This is available to shareholders who
   -------------------------------
   specifically request it and who complete the Franklin Templeton Telephone Redemption Authorization Agreement in the back of the Fund's prospectus.

--------------------------------------------------------------------------------
D. AUTOMATIC INVESTMENT PLAN

   IMPORTANT: ATTACH AN UNSIGNED, VOIDED CHECK (FOR CHECKING ACCOUNTS) OR A SAVINGS ACCOUNT DEPOSIT SLIP HERE, AND COMPLETE THE INFORMATION BELOW. I(We) would like to establish an Automatic Investment Plan (the "Plan") as described in the Prospectus. I(We) agree to reimburse FTI and/or FTD for any expenses or losses that they may incur in connection with my(our) plan, including any caused by my(our) bank's failure to act in accordance with my(our) request. If my(our) bank makes any erroneous payment or fails to make a payment after shares are purchased on my(our) behalf, any such purchase may be cancelled and I(we) hereby authorize redemptions and/or deductions from my(our) account for that purpose.

   Debit my (circle one) savings, checking, other ________ account monthly for $__________($25 minimum) on or about the [_]1st [_]5th [_]15th or [_]20th day starting_______(month), to be invested in (name of Fund)___________________Account Number (if known)_______

   INSTRUCTIONS TO BANK - AUTOMATIC INVESTMENT PLAN AUTHORIZATION

   To:__________________________________  ______________________________________
           Name of Your Bank                             ABA Number

   ___________________________  _________________  ____________  ______________
        Street Address                City            State         Zip Code

I(We) authorize you to charge my(our) Checking/Savings Account and to make payment to FTD, upon instructions from FTD. I(We) agree that in making payment for such charges your rights shall be the same as if each were a charge made and signed personally by me(us). This authority shall remain in effect until you receive written notice from me(us) changing its terms or revoking it. Until you actually receive such notice, I(we) agree that you shall be fully protected in paying any charge under this authority. I(we) further agree that if any such charge is not made, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.

X_________________________________________________  ___________________________
Signature(s) EXACTLY as shown on your bank records             Date

______________________________________  _______________________________________
              Print Name(s)                       Account Number

______________________________  _________________  ____________  ______________
   Your Street Address                City            State         Zip Code

--------------------------------------------------------------------------------
E. LETTER OF INTENT (LOI) -- Not Applicable to Purchases of Class II

[_]I(We) agree to the terms of the LOI and provisions for reservations of Class I shares and grant FTD the security interest set forth in the Prospectus. Although I am(we are) not obligated to do so, it is my(our) intention to invest over a 13 month period in Class I and/or Class II shares of one or more Franklin or Templeton Funds (including all money market funds in the Franklin Templeton Group) an aggregate amount at least equal to that which is checked below. I understand that reduced sales charges will apply only to purchases of Class I shares.

   [_]$50,000-99,999 (except for Income Fund  [_]$100,000-249,999 [_]$250,000-499,999 [_]$500,000-999,999 [_]$1,000,0000 or more and Americas Government Securities Fund)

   Purchases of Class I Shares under LOI of $1,000,000 or more are made at net asset value and may be subject to a contingent deferred sales charge as described in the prospectus.

   Purchases made within the last 90 days will be included as part of your LOI.

   Please write in your Account Number(s)____________ ____________ ____________

--------------------------------------------------------------------------------
F. CUMULATIVE QUANTITY DISCOUNT -- Not Applicable to Purchases of Class II

   Class I shares may be purchased at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) the amount equal to the cost or current value (whichever is higher) of the combined holdings of the purchaser, his or her spouse, and their children or grandchildren under age 21, of Class I and/or Class II shares of funds in the Franklin Templeton Group, as well as other holdings of Franklin Templeton Investments, as that term is defined in the prospectus. In order for this cumulative quantity discount to be made available, the shareholder or his or her securities dealer must notify FTI or FTD of the total holdings in the Franklin Templeton Group each time an order is placed. I understand that reduced sales charges will apply only to purchases of Class I shares.

[_]I(We) own shares of more than one Fund in the Franklin Templeton Group and qualify for the Cumulative Quantity Discount described above and in the Prospectus.

   My(Our) other Account Number(s) are ___________  ___________  _______________

--------------------------------------------------------------------------------
  8 ACCOUNT REVISION (If Applicable)
--------------------------------------------------------------------------------

  If you are using this application to revise your Account Registration, or wish to have Distributions sent to an address other than the address on your existing Account's Registration, a Signature Guarantee is required. Signatures of all registered owners must be guaranteed by an "eligible guarantor" as defined in the "How to Sell Shares of the Fund" section in the Fund's Prospectus. A Notary Public is not an acceptable guarantor.

X________________________________________  ____________________________________
Signature(s) of Registered Account Owners  Account Number(s)

X________________________________________  ____________________________________

X________________________________________

X________________________________________  ____________________________________
                                           Signature Guarantee Stamp

  NOTE: For any change in registration, please send us any outstanding Certificates by Registered Mail.

--------------------------------------------------------------------------------
                                                                 TLGOF APP 12/95

TEMPLETON FOREIGN FUND
                                             PROSPECTUS -- JANUARY 1, 1996
-------------------------------------------------------------------------------
INVESTMENT     Templeton Foreign Fund (the "Fund") seeks long-term capital
OBJECTIVE      growth through a flexible policy of investing in stocks and
AND POLICIES   debt obligations of companies and governments outside the
               United States. The Fund is a series of Templeton Funds, Inc.
-------------------------------------------------------------------------------
PURCHASE OF    Please complete and return the Shareholder Application. If you
SHARES         need assistance in completing this form, please call our
               Shareholder Services Department. The Fund offers two classes to its investors: Templeton Foreign Fund--Class I ("Class I")
               and Templeton Foreign Fund--Class II ("Class II"). Investors
               can choose between Class I Shares, which generally bear a
               higher front-end sales charge and lower ongoing Rule 12b-1 distribution fees ("Rule 12b-1 fees"), and Class II Shares, which generally have a lower front-end sales charge and higher ongoing Rule 12b-1 fees. Investors should consider the
               differences between the two classes, including the impact of sales charges and distribution fees, in choosing the more
               suitable class given their anticipated investment amount and time horizon. See "How to Buy Shares of the Fund--Differences
               Between Class I and Class II ." The minimum initial investment is $100 ($25 minimum for subsequent investments).
-------------------------------------------------------------------------------
PROSPECTUS
INFORMATION    This Prospectus sets forth concisely information about the
               Fund that a prospective investor ought to know before
               investing. Investors are advised to read and retain this
               Prospectus for future reference. A Statement of Additional
               Information ("SAI") dated January 1, 1996, has been filed with the Securities and Exchange Commission (the "SEC") and is
               incorporated in its entirety by reference in and made a part of this Prospectus. This SAI is available without charge upon request to Franklin Templeton Distributors, Inc., P.O. Box
               33030, St. Petersburg, Florida 33733-8030 or by calling the
               Fund Information Department.
-------------------------------------------------------------------------------
FUND INFORMATION DEPARTMENT -- 1-800/DIAL BEN
-------------------------------------------------------------------------------
TEMPLETON "STAR" SERVICE (24 hours, seven days a week access to current prices, shareholder account balances/values, last transaction and duplicate account statements) -- 1-800-654-0123

-------------------------------------------------------------------------------
TABLE OF CONTENTS

                        Page
                        ----
EXPENSE TABLE.........    2
FINANCIAL HIGHLIGHTS .    3
GENERAL DESCRIPTION...    4
Investment Objective
 and Policies.........    4
RISK FACTORS..........    5
HOW TO BUY SHARES OF
 THE FUND.............    7
Differences Between
 Class I and
 Class II.............    7
Deciding Which Class
 to Purchase..........    7
Offering Price--Class
 I....................    8
Offering Price--Class
 II...................   10
Net Asset Value
 Purchases
 (Both Classes).......   10
Description of Special
 Net Asset Value
 Purchases............   11
Additional Dealer
 Compensation
 (Both Classes).......   12
Purchasing Class I and
 Class II Shares......   12
Automatic Investment
 Plan.................   13
Institutional
 Accounts.............   13
Account Statements....   13

                       Page
                       ----
Templeton STAR
 Service..............  13
Retirement Plans......  14
Net Asset Value.......  14
EXCHANGE PRIVILEGE....  14
Exchanges of Class I
 Shares...............  15
Exchanges of Class II
 Shares...............  15
Transfers.............  16
Conversion Rights.....  16
Exchanges by Timing
 Accounts.............  16
HOW TO SELL SHARES OF
 THE FUND.............  17
Reinstatement
 Privilege............  19
Systematic Withdrawal
 Plan.................  19
Redemptions by
 Telephone............  20
Contingent Deferred
 Sales Charge.........  20
TELEPHONE
 TRANSACTIONS.........  21
Verification
 Procedures...........  21
Restricted Accounts...  21
General...............  22
MANAGEMENT OF THE
 FUND.................  22
Investment Manager.... 22

                        Page
                        ----
Business Manager......   23
Transfer Agent........   23
Custodian.............   23
Plans of Distribution.   23
Expenses..............   24
Brokerage Commissions.   24
GENERAL INFORMATION...   24
Description of
 Shares/Share
 Certificates.........   24
Voting Rights.........   24
Meetings of
 Shareholders.........   24
Dividends and
 Distributions........   25
Federal Tax
 Information..........   25
Inquiries.............   26
Performance
 Information..........   26
Statements and
 Reports..............   26
WITHHOLDING
 INFORMATION..........   27
CORPORATE RESOLUTION..   28
AUTHORIZATION
 AGREEMENT............   29
THE FRANKLIN TEMPLETON
 GROUP................   30

-------------------------------------------------------------------------------

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF CAPITAL.
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 EXPENSE TABLE

  The purpose of this table is to assist an investor in understanding the various costs and expenses that a Shareholder will bear directly or indirectly in connection with an investment in the Fund. The figures are estimates of the Fund's expenses for the current fiscal year, restated to reflect current sales charges and Rule 12b-1 fees for each class.

                                                            CLASS I   CLASS II
                                                            -------   --------
SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage
 of Offering Price).......................................    5.75%     1.00%/1/
Deferred Sales Charge.....................................    None/2/   1.00%/3/
Exchange Fee (per transaction)............................   $5.00/4/  $5.00/4/
ANNUAL FUND OPERATING EXPENSES
(as a percentage of average net assets)
Management Fees...........................................    0.63%     0.63%
12b-1 Fees/5/.............................................    0.25%     1.00%
Other Expenses (audit, legal, business management,
 transfer agent and custodian)............................    0.27%     0.27%
Total Fund Operating Expenses.............................    1.15%     1.90%

-------

/1/ Although/Class II has a lower front-end sales charge than Class I, over time the higher Rule 12b-1 fees for Class II may cause Shareholders to pay more for Class II Shares than for Class I Shares. Given the maximum front-end sales charge and the rate of Rule 12b-1 fees for each class, it is estimated that this would take less than six years for Shareholders who maintain total Shares valued at less than $50,000 in the Franklin Templeton Funds. Shareholders with larger investments in the Franklin Templeton Funds will reach the cross-over point more quickly. (See "How to Buy Shares of the Fund.")

/2/ Class/I investments of $1 million or more are not subject to a front-end sales charge; however, a contingent deferred sales charge of 1% is generally imposed on certain redemptions within a "contingency period" of 12 months of the calendar month of such investments. See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

/3/ Class/II Shares redeemed within a "contingency period" of 18 months of the calendar month of such investments are subject to a 1% contingent deferred sales charge. See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."
/4/ $5.00/fee imposed only on Timing Accounts as described under "Exchange
    Privilege." All other exchanges are processed without a fee.

/5/ Annual/Rule 12b-1 fees may not exceed 0.25% of the Fund's average net assets attributable to Class I Shares and 1% of the Fund's average net assets attributable to Class II Shares. Consistent with the National Association of Securities Dealers, Inc.'s rules, it is possible that the combination of front-end sales charges and Rule 12b-1 fees could cause long-term Shareholders to pay more than the economic equivalent of the maximum front-end sales charges permitted under those same rules.

  Investors should be aware that the above table is not intended to reflect in precise detail the fees and expenses associated with an individual's own investment in the Fund. Rather, the table has been provided only to assist investors in gaining a more complete understanding of fees, charges and expenses. The information in this table does not reflect the charge of up to $15 per transaction if a Shareholder requests that redemption proceeds be sent by express mail or wired to a commercial bank account. For a more detailed discussion of these matters, investors should refer to the appropriate sections of this Prospectus.

EXAMPLE

  As required by SEC regulations, the following example illustrates the expenses, including the maximum front-end sales charge and applicable contingent deferred sales charge, that apply to a $1,000 investment in the Fund over various time periods assuming (1) a 5% annual rate of return and (2) redemption at the end of each time period.

                                      ONE YEAR THREE YEARS FIVE YEARS TEN YEARS
                                      -------- ----------- ---------- ---------
      Class I........................   $69        $92        $117      $189
      Class II.......................   $39        $69        $112      $230
      You would pay the following
       expenses on the same
       investment in Class II Shares,
       assuming no redemption........   $29        $69        $112      $230

  For the purpose of this example, it is assumed that a contingent deferred sales charge will not apply to Class I Shares.

  THIS EXAMPLE IS BASED ON THE ESTIMATED ANNUAL OPERATING EXPENSES, INCLUDING FEES SET BY CONTRACT, SHOWN ABOVE AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, WHICH MAY BE MORE OR LESS THAN THOSE SHOWN. The operating expenses are borne by the Fund and only indirectly by Shareholders as a result of their investment in the Fund. In addition, federal securities regulations require the example to assume an annual rate of return of 5%, but the Fund's actual return may be more or less than 5%.

                             FINANCIAL HIGHLIGHTS

  The following tables of selected financial information have been audited by McGladrey & Pullen, LLP, independent certified public accountants, for the years indicated in their report which is incorporated by reference and which appears in the Fund's 1995 Annual Report to Shareholders. These statements should be read in conjunction with the other financial statements and notes thereto included in the Fund's 1995 Annual Report to Shareholders, which contains further information about the Fund's performance, and which is available to shareholders upon request and without charge.

                                                                   CLASS I
                     -------------------------------------------------------------------------------------------------------------
PER SHARE
OPERATING                                                   YEAR ENDED AUGUST 31,
PERFORMANCE+         -------------------------------------------------------------------------------------------------------------
(for a Share
outstanding
throughout the
year)                   1995        1994        1993        1992        1991       1990      1989      1988       1987      1986
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 beginning of year   $    10.01  $     8.74  $     7.92  $     7.91  $     8.19  $   7.60  $   6.37   $  7.73   $   5.34  $   4.10
-----------------------------------------------------------------------------------------------------------------------------------
Income from
investment
operations
Net investment
 income                     .23         .14         .14         .20         .25       .25       .22       .21        .16       .12
Net realized and
 unrealized gain
 (loss)                     .05        1.39        1.21         .43         .03       .92      1.60      (.97)      2.71      1.25
                     ----------  ----------  ----------  ----------  ----------  --------  --------  --------   --------  --------
Total from
 investment
 operations                 .28        1.53        1.35         .63         .28      1.17      1.82      (.76)      2.87      1.37
                     ----------  ----------  ----------  ----------  ----------  --------  --------  --------   --------  --------
Distributions
Dividends from net
 investment income         (.16)       (.13)       (.19)       (.23)       (.26)     (.25)     (.21)     (.19)      (.13)     (.12)
Distributions from
 net realized
 gains                     (.51)       (.13)       (.34)       (.39)       (.30)     (.33)     (.38)     (.41)      (.35)     (.01)
                     ----------  ----------  ----------  ----------  ----------  --------  --------  --------   --------  --------
Total
 distributions             (.67)       (.26)       (.53)       (.62)       (.56)     (.58)     (.59)      .60       (.48)     (.13)
                     ----------  ----------  ----------  ----------  ----------  --------  --------  --------   --------  --------
Change in net
 asset value               (.39)       1.27         .82        .01         (.28)      .59     1.23      (1.36)      2.39      1.24
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value,
 end of year         $     9.62  $    10.01  $     8.74  $     7.92  $     7.91  $   8.19  $   7.60  $   6.37   $   7.73  $   5.34
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*              3.14%      17.94%      18.65%       8.52%       4.17%    16.35%    30.99%    (8.78)%    59.23%    34.39%
RATIOS/SUPPLEMENTAL
 DATA
Net assets, end of
 year (000)          $6,941,238  $5,014,438  $2,667,771  $1,672,161  $1,211,525  $932,995  $438,571  $292,679   $319,649  $185,752
Ratio to average
 net assets of:
 Expenses                  1.15%       1.14%       1.12%       0.94%       0.80%     0.77%     0.81%     0.81%      0.77%     0.79%
 Net investment
  income                   2.81%       1.84%       2.11%       2.92%       3.59%     3.95%     3.65%     3.29%      2.89%     2.99%
Portfolio turnover
 rate                     21.78%      36.75%      21.29%      22.00%      19.24%    11.49%    16.62%    20.37%     14.49%    20.97%
-----------------------------------------------------------------------------------------------------------------------------------

* Total return does not reflect sales charges.

+ Per share amounts for years ended prior to August 31, 1994 have been restated to reflect a 3-for-1 stock split effective February 25, 1994.

PER SHARE OPERATING PERFORMANCE

(For a share outstanding throughout the period)

                                                                    CLASS II
                                                                 ---------------
                                                                 FOR THE PERIOD
                                                                  MAY 1, 1995+
                                                                     THROUGH
                                                                 AUGUST 31, 1995
                                                                 ---------------
Net asset value, beginning of period............................     $  9.16
                                                                     -------
Income from investment operations:
Net investment income...........................................         .03
Net realized and unrealized gain................................         .40
                                                                     -------
Total from investment operations................................         .43
                                                                     -------
Net asset value, end of period..................................     $  9.59
                                                                     =======
TOTAL RETURN*                                                          4.81%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000).................................     $63,428
Ratio of expenses to average net assets.........................       1.90%**
Ratio of net investment income to average net assets............       1.86%**

-------

 * Total return does not reflect sales commissions or the deferred contingent sales charge. Not annualized for periods of less than one year.

** Annualized.

 + Commencement of offering of shares.

                              GENERAL DESCRIPTION

  Templeton Funds, Inc. (the "Company") was incorporated under the laws of Maryland on August 15, 1977 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end diversified investment company. It has two series of Shares, each of which is a separate mutual fund:
Templeton Foreign Fund (the "Fund") and Templeton World Fund. A prospectus for Templeton World Fund is available upon request and without charge from the Principal Underwriter. The Fund has two classes of Common Shares of $1 par value per Share: Templeton Foreign Fund--Class I and Templeton Foreign Fund-- Class II. All Fund Shares outstanding before May 1, 1995 have been redesignated as Class I Shares, and will retain their previous rights and privileges, except for legally required modifications to Shareholder voting procedures, as discussed in "General Information--Voting Rights."

  Shares of the Fund may be purchased (minimum investment of $100 initially and $25 thereafter) at the current Public Offering Price. The current public Offering Price of the Class I Shares is equal to the net asset value per Share (see "How to Buy Shares of the Fund--Net Asset Value"), plus a variable sales charge not exceeding 5.75% of the Offering Price depending upon the amount invested. The current public Offering Price of the Class II Shares is equal to the net asset value per Share, plus a sales charge of 1% of the amount invested. (See "How to Buy Shares of the Fund.")

  INVESTMENT OBJECTIVE AND POLICIES. The Fund's investment objective is long-term capital growth, which it seeks to achieve through a flexible policy of investing in stocks and debt obligations of companies and governments outside the United States. Any income realized will be incidental. There can be no assurance that the Fund's investment objective will be achieved.

  Although the Fund generally invests in common stock, it may also invest in preferred stocks and certain debt securities (which may include structured investments, as described in the SAI under "Investment Objectives and Policies--Structured Investments"), rated or unrated, such as convertible bonds and bonds selling at a discount. Whenever, in the judgment of the Investment Manager, market or economic conditions warrant, the Fund may, for temporary defensive purposes, invest without limit in U.S. Government securities, bank time deposits in the currency of any major nation and commercial paper meeting the quality ratings set forth under "Investment Objective and Policies" in the SAI, and purchase from banks or broker-dealers Canadian or U.S. Government securities with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

  The Fund may purchase sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") and Global Depositary Receipts ("GDRs") (collectively, "Depositary Receipts"). The Fund may invest no more than 5% of its total assets in securities issued by any one company or government, exclusive of U.S. Government securities. Although the Fund may invest up to 25% of its assets in a single industry, it has no present intention of doing so. The Fund may not invest more than 5% of its assets in warrants (exclusive of warrants acquired in units or attached to securities) nor more than 10% of its assets in securities with a limited trading market. The Investment Objective and Policies described above, as well as most of the Investment Restrictions described in the SAI, cannot be changed without Shareholder approval. The Fund invests for long-term growth of capital and does not intend to place emphasis upon short-term trading profits. Accordingly, the Fund expects to have a portfolio turnover rate of less than 50%.

                                 RISK FACTORS

  Shareholders should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the Fund, nor can there be any assurance that the Fund's investment objective will be attained. As with any investment in securities, the value of, and income from, an investment in the Fund can decrease as well as increase, depending on a variety of factors which may affect the values and income generated by the Fund's portfolio securities, including general economic conditions and market factors. In addition to the factors which affect the value of individual securities, a Shareholder may anticipate that the value of the Shares of the Fund will fluctuate with movements in the broader equity and bond markets. A decline in the stock market of any country in which the Fund is invested may also be reflected in declines in the price of the Shares of the Fund. Changes in currency valuations will also affect the price of the Shares of the Fund. History reflects both decreases and increases in worldwide stock markets and currency valuations, and these may reoccur unpredictably in the future. The value of debt securities held by the Fund generally will vary inversely with changes in prevailing interest rates. Additionally, investment decisions made by the Investment Manager will not always be profitable or prove to have been correct. The Fund is not intended as a complete investment program.

  The Fund has the right to purchase securities in any foreign country, developed or developing. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), foreign investment controls on daily stock market movements, default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations. Some countries may withhold portions of interest and dividends at the source. In addition, in many countries there is less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. The Fund may encounter difficulties or be unable to vote proxies, exercise shareholder rights, pursue legal remedies, and obtain judgments in foreign courts.

  Brokerage commissions, custodial services, and other costs relating to investment in foreign countries are generally more expensive than in the United States. Foreign securities markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

  In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. There is an increased risk, therefore, of uninsured loss due to lost, stolen, or counterfeit stock certificates. In addition, the foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid, and subject to greater price volatility than those in the United States. The Fund may invest in Eastern European countries, which involves special risks that are described under "Risk Factors" in the SAI.

  Prior governmental approval of foreign investments may be required under certain circumstances in some developing countries, and the extent of foreign investment in domestic companies may be subject to limitation in other developing countries. Foreign ownership limitations also may be imposed by the charters of individual companies in developing countries to prevent, among other concerns, violation of foreign investment limitations.

  Repatriation of investment income, capital and proceeds of sales by foreign investors may require governmental registration and/or approval in some developing countries. The Fund could be adversely affected by delays in or a refusal to grant any required governmental registration or approval for such repatriation.

  Further, the economies of developing countries generally are heavily dependent upon international trade and, accordingly, have been and may continue to be adversely affected by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

  Depositary Receipts may not necessarily be denominated in the same currency as the underlying securities into which they may be converted. In addition, the issuers of the securities underlying unsponsored Depositary Receipts are not obligated to disclose material information in the United States and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts. Depositary Receipts also involve the risks of other investments in foreign securities, as discussed above.

  The Fund is authorized to invest in medium quality or high-risk, lower quality debt securities that are rated between BBB and as low as CCC by Standard & Poor's Corporation ("S&P") and between Baa and as low as Caa by Moody's Investors Service, Inc. ("Moody's") or, if unrated, are of equivalent investment quality as determined by the Investment Manager. As an operating policy, which may be changed by the Board of Directors without Shareholder approval, the Fund will not invest more than 5% of its total assets in debt securities rated lower than BBB by S&P or Baa by Moody's. See "Investment Objectives and Policies--Debt Securities" in the SAI for descriptions of debt securities rated BBB by S&P and Baa by Moody's. The Board may consider a change in this operating policy if, in its judgment, economic conditions change such that a higher level of investment in high-risk, lower quality debt securities would be consistent with the interests of the Fund and its Shareholders. High-risk, lower quality debt securities, commonly referred to as "junk bonds," are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation and may be in default. Unrated debt securities are not necessarily of lower quality than rated securities but they may not be attractive to as many buyers. Regardless of rating levels, all debt securities considered for purchase (whether rated or unrated) will be carefully analyzed by the Investment Manager to insure, to the extent possible, that the planned investment is sound. The Fund may, from time to time, purchase defaulted debt securities if, in the opinion of the Investment Manager, the issuer may resume interest payments in the near future. The Fund will not invest more than 10% of its total assets in defaulted debt securities, which may be illiquid.

  The Fund usually effects currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign exchange market. However, some price spread on currency exchange (to cover service charges) will be incurred when the Fund converts assets from one currency to another. There are further risk considerations, including possible losses through the holding of securities in domestic and foreign custodial banks and depositories, described in the SAI.

                         HOW TO BUY SHARES OF THE FUND

  Shares of the Fund may be purchased at the Offering Price through any broker which has a dealer agreement with Franklin Templeton Distributors, Inc. ("FTD"), the Principal Underwriter for the Shares of the Fund, or directly from FTD upon receipt by FTD of a completed Shareholder Application and check. Shares of both classes of the Fund are offered at their respective public Offering Prices, which are determined by adding the net asset value per Share plus a front-end sales charge, next computed (i) after the Shareholder's securities dealer receives the order which is promptly transmitted to the Fund or (ii) after receipt of an order by mail from the Shareholder directly in proper form (which generally means a completed Shareholder Application accompanied by negotiable check). The minimum initial investment is $100, and subsequent investments must be $25 or more. These minimums may be waived when the Shares are being purchased through retirement plans providing for regular periodic investments, as described below under "Retirement Plans."

  DIFFERENCES BETWEEN CLASS I AND CLASS II. The differences between Class I and Class II Shares lie primarily in their front-end and contingent deferred sales charges and Rule 12b-1 fees as described below.

  Class I. All Fund Shares outstanding before the implementation of the multiclass structure have been redesignated as Class I Shares, and will retain their previous rights and privileges. Voting rights of each class will be the same on matters affecting the Fund as a whole, but each will vote separately on matters affecting its class. Class I Shares are generally subject to a variable sales charge upon purchase and not subject to any sales charge upon redemption. Class I Shares are subject to Rule 12b-1 fees of up to an annual maximum of 0.25% of average daily net assets of such Shares. With this multiclass structure, Class I Shares have higher front-end sales charges than Class II Shares and comparatively lower Rule 12b-1 fees. Class I Shares may be purchased at reduced front-end sales charges, or at net asset value if certain conditions are met. In most circumstances, contingent deferred sales charges will not be assessed against redemptions of Class I Shares. See "Management of the Fund" and "How to Sell Shares of the Fund" for more information.

  Class II. The current public Offering Price of Class II Shares is equal to the net asset value per Share, plus a front-end sales charge of 1% of the amount invested. Class II Shares are also subject to a contingent deferred sales charge of 1% if Shares are redeemed within 18 months of the calendar month of the purchase. In addition, Class II Shares are subject to Rule 12b-1 fees of up to a maximum of 1% per annum of average daily net assets of such Shares, 0.75% of which will be retained by FTD during the first year of investment. Class II Shares have lower front-end sales charges than Class I Shares and comparatively higher Rule 12b-1 fees. See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  Purchases of Class II Shares are limited to purchases below $1 million. Any purchases of $1 million or more will automatically be invested in Class I Shares, since that is more beneficial to investors. Such purchases, however, may be subject to a contingent deferred sales charge. Investors may exceed $1 million in Class II Shares by cumulative purchases over a period of time. Investors who intend to make investments exceeding $1 million, however, should consider purchasing Class I Shares through a Letter of Intent instead of purchasing Class II Shares.

  DECIDING WHICH CLASS TO PURCHASE. Investors should carefully evaluate their anticipated investment amount and time horizon prior to determining which class of Shares to purchase. Generally, an investor who expects to invest less than $50,000 in the Franklin

Templeton Funds and who expects to make substantial redemptions within approximately six years or less of investment should consider purchasing Class II Shares. However, the higher Rule 12b-1 fees on the Class II Shares will result in higher operating expenses, which will accumulate over time to outweigh the difference in front-end sales charges, and will lower income dividends for Class II Shares. For this reason, Class I Shares may be more attractive to long-term investors even if no sales charge reductions are available to them.

  Investors who qualify to purchase Class I Shares at reduced sales charges definitely should consider purchasing Class I Shares, especially if they intend to hold their Shares approximately six years or more. Investors who qualify to purchase Class I Shares at reduced sales charges but who intend to hold their Shares less than approximately six years should evaluate whether it is more economical to purchase Class I Shares through a Letter of Intent or under the cumulative quantity discount rather than purchasing Class II Shares. INVESTORS INVESTING $1 MILLION OR MORE IN A SINGLE PAYMENT AND OTHER INVESTORS WHO QUALIFY TO PURCHASE CLASS I SHARES AT NET ASSET VALUE WILL BE PRECLUDED FROM PURCHASING CLASS II SHARES.

  Each class represents the same interest in the investment portfolio of the Fund and has the same rights, except that each class has a different sales charge, bears the separate expenses of its Rule 12b-1 distribution plan, and has exclusive voting rights with respect to such plan. The two classes also have separate exchange privileges.

  Each class also has a separate schedule for compensating securities dealers for selling Fund Shares. Investors should take all of the factors regarding an investment in each class into account before deciding which class of Shares to purchase.

  OFFERING PRICE--CLASS I. The sales charge for Class I Shares is a variable percentage of the Offering Price depending upon the amount of the sale. The method of calculating net asset value per Share is described below under "Net Asset Value."

  The price to the public on purchases of Class I Shares made by a single purchaser, by an individual together with his or her spouse and their children under age 21 and their grandchildren under age 21, or by a single trust or fiduciary account other than an employee benefit plan holding Shares of the Fund on or before February 1, 1995, is the net asset value per Share plus a sales charge not exceeding 5.75% of the Offering Price (equivalent to 6.10% of the net asset value), which is reduced on larger sales as shown below.

                                                            TOTAL SALES CHARGE
                                               --------------------------------------------
                                                AS A PERCENTAGE OF   AS A PERCENTAGE OF NET      PORTION OF TOTAL
AMOUNT OF SALE                                 OFFERING PRICE OF THE   ASSET VALUE OF THE         OFFERING PRICE
AT OFFERING PRICE                                SHARES PURCHASED       SHARES PURCHASED    RETAINED BY DEALERS/1/,/3/
-----------------                              --------------------- ---------------------- --------------------------
Less than $50,000.............................         5.75%                 6.10%                    5.00%
$50,000 but less than $100,000................         4.50%                 4.71%                    3.75%
$100,000 but less than $250,000...............         3.50%                 3.63%                    2.80%
$250,000 but less than $500,000...............         2.50%                 2.56%                    2.00%
$500,000 but less than $1,000,000.............         2.00%                 2.04%                    1.60%
$1,000,000 or more............................         none                   none                (see below)/2/

-------
/1/Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.
/2/The following commissions will be paid by FTD, from its own resources, to securities dealers who initiate and are responsible for purchases of $1 million or more: 1% on sales of $1 million but less than $2 million, plus 0.80% on sales of $2 million but less than $3 million, plus 0.50% on sales of $3 million but less than $50 million, plus 0.25% on sales of $50 million but less than $100 million, plus 0.15% on sales of $100 million or more. Dealer concession breakpoints are reset every 12 months for purposes for additional purchases.
/3/At the discretion of FTD, all sales charges may at times be reallowed to the securities dealer. If 90% or more of the sales commission is reallowed, such securities dealer may be deemed to be an underwriter as that term is defined in the Securities Act of 1933.

  No front-end sales charge applies to investments of $1 million or more, but a contingent deferred sales charge of 1% is imposed on certain redemptions of all or a portion of investments of $1 million or more within 12 months of the calendar month of such investments ("contingency period"). See "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  The size of a transaction which determines the applicable sales charge on the purchase of Class I Shares is determined by adding the amount of the Shareholder's current purchase plus the cost or current value (whichever is higher) of a Shareholder's existing investment in one or more of the funds in the Franklin Group of Funds (R) and the Templeton Family of Funds. Included for these aggregation purposes are (i) the mutual funds in the Franklin Group of Funds (R) except Franklin Valuemark Funds and Franklin Government Securities Trust (the "Franklin Funds"); (ii) other investment products underwritten by FTD or its affiliates (although certain investments may not have the same schedule of sales charges and/or may not be subject to reduction); and (iii) the U.S.-registered mutual funds in the Templeton Family of Funds except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, and Templeton Variable Products Series Fund (the "Templeton Funds"). (Franklin Funds and Templeton Funds are collectively referred to as the "Franklin Templeton Funds.") Sales charge reductions based upon aggregate holdings of (i), (ii) and (iii) above ("Franklin Templeton Investments") may be effective only after notification to FTD that the investment qualifies for a discount.

  Other Payments to Securities Dealers. FTD, or one of its affiliates, may make payments, from its own resources, of up to 1% of the amount purchased, to securities dealers who initiate and are responsible for purchases made at net asset value by certain designated retirement plans (as defined below) (excluding IRA and IRA rollovers), certain non-designated plans (as defined below), certain trust companies and trust departments of banks and certain retirement plans of organizations with collective retirement plan assets of $10 million or more. See definitions under "Description of Special Net Asset Value Purchases" below and as set forth in the SAI.

  A sales charge of 4% of the Offering Price (4.17% of the net asset value) is applicable to all purchases of Shares made for any qualified or non-qualified employee benefit plan account which is a Shareholder in the Fund on or before February 1, 1995. Of the 4% sales charge applicable to such purchases, 3.20% of the Offering Price will be retained by dealers.

  Cumulative Quantity Discount. The schedule of reduced sales charges also may be applied to qualifying sales of Class I Shares on a cumulative basis. For this purpose, the dollar amount of the sale is added to the higher of (i) the value (calculated at the applicable Offering Price) or (ii) the purchase price, of Franklin Templeton Investments. The cumulative quantity discount applies to Franklin Templeton Investments owned at the time of purchase by the purchaser, his or her spouse, their children under age 21, and their grandchildren under age 21. In addition, the aggregate investments of a trustee or other fiduciary account (for an account under exclusive investment authority) may be considered in determining whether a reduced sales charge is available, even though there may be a number of beneficiaries of the account. For example, if the investor held Class I Shares valued at $40,000 (or, if valued at less than $40,000, had been purchased for $40,000) and purchased an additional $20,000 of the Fund's Class I Shares, the sales charge for the $20,000 purchase would be at the rate of 4.50%. It is FTD's policy to give investors the best sales charge rate possible; however, there can be no assurance than an investor will receive the appropriate discount unless, at the time of placing the purchase order, the investor or the dealer makes a request for the discount and gives FTD sufficient information to determine whether the purchase will qualify for the discount. On telephone orders from dealers for the purchase of Class I Shares to be registered in "street name," FTD will accept the dealer's instructions with respect to the applicable sales charge rate to be applied. The cumulative quantity discount may be amended or terminated at any time.

  Letter of Intent. An Investor may be eligible for reduced sales charges on all investments in Class I Shares by means of a Letter of Intent ("LOI") which expresses the investor's intention to invest a certain amount within a 13-month period in Class I Shares of the Fund or any other Franklin Templeton Fund. See the Shareholder Application. Except for certain employee benefit plans, the minimum initial investment under an LOI is 5% of the total LOI amount. Except for Shares purchased by certain employee benefit plans, Shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the Shares actually purchased if the full amount indicated is not purchased, and such escrowed Shares will be involuntarily redeemed to pay the additional sales charge, if necessary. A purchase not originally made pursuant to an LOI may be included under a subsequent LOI executed within 90 days of the purchase. Any redemptions made by Shareholders, other than by certain employee benefit plans, during the 13-month period will be subtracted from the amount of the purchases for purposes of determining whether the terms of the LOI have been completed. For a further description of the LOI, see "Purchase, Redemption and Pricing of Shares -- Letter of Intent" in the SAI.

  Group Purchases. An individual who is a member of a qualified group may also purchase Class I Shares of the Fund at the reduced sales charge applicable to the group as a whole. The sales charge is based upon the aggregate dollar value of Class I Shares previously purchased and still owned by the group, plus the amount of the current purchase. For example, if members of the group had previously invested and still held $80,000 of Class I Shares and now were investing $25,000, the sales charge would be 3.50%. Information concerning the current sales charge applicable to a group may be obtained by contacting FTD.

  A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund Shares at a discount, and
(iii) satisfies uniform criteria which enable FTD to realize economies of scale in its costs of distributing Shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of the Fund or FTD and the members, must agree to include sales and other materials related to the Fund in its publications and mailings to members at reduced or no cost to FTD, and must seek to arrange for payroll deduction or other bulk transmission of investments to the Fund.

  If an investor selects a payroll deduction plan, subsequent investments will be automatic and will continue until such time as the investor notifies the Fund and the investor's employer to discontinue further investments. Due to the varying procedures to prepare, process and forward the payroll deduction information to the Fund, there may be a delay between the time of the payroll deduction and the time the money reaches the Fund. The investment in the Fund will be made at the Offering Price per Share determined on the day that both the check and payroll deduction data are received in required form by the Fund.

  OFFERING PRICE--CLASS II. Unlike Class I Shares, the front-end sales charges and dealer concessions for Class II Shares do not vary depending on the amount of purchase. The total sales charges or underwriting commissions and dealer concessions for Class II Shares are set forth below.

                                       TOTAL SALES CHARGE
                          --------------------------------------------
                           AS A PERCENTAGE OF     AS A PERCENTAGE OF     PORTION OF TOTAL
AMOUNT OF SALE            OFFERING PRICE OF THE NET ASSET VALUE OF THE    OFFERING PRICE
AT OFFERING PRICE           SHARES PURCHASED       SHARES PURCHASED    RETAINED BY DEALERS*
-----------------         --------------------- ---------------------- --------------------
any amount (less than $1
 million)...............          1.00%                 1.01%                 1.00%

-------
* FTD, or one of its affiliates, may make additional payments to securities dealers, from its own resources, of up to 1% of the amount invested. During the first year following a purchase of Class II Shares, FTD will keep a portion of the Rule 12b-1 fees assessed on those Shares to partially recoup fees FTD pays to securities dealers.

  Class II Shares redeemed within 18 months of their purchase will be assessed a contingent deferred sales charge of 1% on the lesser of the then-current net asset value or the net asset value of such Shares at the time of purchase, unless such charge is waived as described under "How To Sell Shares of the Fund--Contingent Deferred Sales Charge."

  NET ASSET VALUE PURCHASES (BOTH CLASSES). Class I Shares may be purchased without the imposition of a front-end sales charge ("net asset value") or a contingent deferred sales charge by (i) officers, trustees, directors, and full-time employees of the Fund, any of the Franklin Templeton Funds, or Franklin Resources, Inc. and its subsidiaries (the "Franklin Templeton Group"), and their spouses and family members, including any subsequent payments made by such parties after cessation of employment; (ii) companies exchanging Shares with or selling assets pursuant to a merger, acquisition or exchange offer; (iii) insurance company separate accounts for pension plan contracts; (iv) accounts managed by the Franklin Templeton Group; (v) shareholders of Templeton

Institutional Funds, Inc. reinvesting redemption proceeds from that fund under an employee benefit plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"), in Shares of the Fund; (vi) certain unit investment trusts and unit holders of such trusts reinvesting their distributions from the trusts in the Fund; (vii) registered securities dealers and their affiliates, for their investment account only; and (viii) registered personnel and employees of securities dealers and their affiliates, and by their spouses and family members, in accordance with the internal policies and procedures of the employing securities dealer.

  For either Class I or Class II, the same class of Shares of the Fund may be purchased at net asset value with the proceeds from (i) a redemption of Shares of the Fund or shares of any other Franklin Templeton Fund, except any of the Franklin Templeton money market funds (unless the redemption proceeds are from Class I shares of a fund with a lower initial sales charge than that charged by the Fund and have been held in that Fund for less than six months), or
(ii) a dividend or distribution paid by any of the Franklin Templeton Funds, within 365 days after the date of the redemption or dividend or distribution. See "How to Sell Shares of the Fund--Reinstatement Privilege." Class II Shareholders may also invest such distributions at net asset value in a Class I Franklin Templeton Fund.

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by investors who have, within the past 60 days, redeemed an investment in a mutual fund which is not part of the Franklin Templeton Funds, which was subject to a front-end sales charge or a contingent deferred sales charge and which has investment objectives similar to those of the Fund.

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by broker-dealers who have entered into a supplemental agreement with FTD, or by registered investment advisers affiliated with such broker-dealers, on behalf of their clients who are participating in a comprehensive fee program (also known as a wrap fee program).

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by anyone who has taken a distribution from an existing retirement plan already invested in the Franklin Templeton Funds (including former participants of the Franklin Templeton Profit Sharing 401(k) plan), to the extent of such distribution. In order to exercise this privilege, a written order for the purchase of Shares of the Fund must be received by Franklin Templeton Trust Company ("FTTC"), the Fund, or Franklin Templeton Investor Services, Inc. (the "Transfer Agent") within 365 days after the plan distribution.

  Class I Shares may also be purchased at net asset value and without the imposition of a contingent deferred sales charge by any state, county or city, or any instrumentality, department, authority or agency thereof which has determined that the Fund is a legally permissible investment and which is prohibited by applicable investment laws from paying a sales charge or commission in connection with the purchase of shares of any registered management investment company (an "eligible governmental authority"). SUCH INVESTORS SHOULD CONSULT THEIR OWN LEGAL ADVISERS TO DETERMINE WHETHER AND TO WHAT EXTENT THE SHARES OF THE FUND CONSTITUTE LEGAL INVESTMENTS FOR THEM. Municipal investors considering investment of proceeds of bond offerings into the Fund should consult with expert counsel to determine the effect, if any, of various payments made by the Fund or its investment manager on arbitrage rebate calculations. If an investment by an eligible governmental authority at net asset value is made through a securities dealer who has executed a dealer agreement with FTD, FTD or one of its affiliates may make a payment, out of its own resources, to such securities dealer in an amount not to exceed 0.25% of the amount invested. Contact Franklin Templeton Institutional Services for additional information.

  DESCRIPTION OF SPECIAL NET ASSET VALUE PURCHASES. Class I Shares may also be purchased at net asset value and without the imposition of a contingent deferred sales charge by certain designated retirement plans, including profit-sharing, pension, 401(k) and simplified employee pension plans ("designated plans"), subject to minimum requirements with respect to number of employees or amount of purchase, which may be established by FTD. Currently, those criteria require that the employer establishing the plan have 200 or more employees or that the amount invested or to be invested during the subsequent 13-month period in the Fund or in any of the Franklin Templeton Investments totals at least $1 million. Employee benefit plans not designated above or qualified under Section 401 of the Code ("non-designated plans") may be afforded the same privilege if they meet the above requirements as well as the uniform criteria for qualified groups previously described under "Group Purchases," which enable FTD to realize economies of scale in its sales efforts and sales-related expenses.

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by trust companies and bank trust departments for funds over which they exercise exclusive discretionary investment authority and which are held in a fiduciary, agency, advisory, custodial or similar capacity. Such purchases are subject to minimum requirements with respect to amount of purchase, which may be established by FTD. Currently, those criteria require that the amount invested or to be invested during the subsequent 13-month period in the Fund or any of the Franklin Templeton Investments must total at least $1 million. Orders for such accounts will be accepted by mail accompanied by a check, or by telephone or other means of electronic data transfer directly from the bank or trust company, with payment by federal funds received by the close of business on the next business day following such order.

  Class I Shares may be purchased at net asset value and without the imposition of a contingent deferred sales charge by trustees or other fiduciaries purchasing securities for certain retirement plans of organizations with collective retirement plan assets of $10 million or more, without regard to where such assets are currently invested.

  Refer to the SAI for further information regarding net asset value purchases of Class I Shares.

  ADDITIONAL DEALER COMPENSATION (BOTH CLASSES). FTD, or one of its affiliates, from its own resources, may also provide additional compensation to securities dealers in connection with sales of shares of the Franklin Templeton Funds. Compensation may include financial assistance to securities dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns and/or shareholder services and programs regarding one or more of the Franklin Templeton Funds and other dealer-sponsored programs or events. In some instances, this compensation may be made available only to certain securities dealers whose representatives have sold or are expected to sell significant amounts of shares of the Franklin Templeton Funds. Compensation may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature. Securities dealers may not use sales of the Fund's Shares to qualify for this compensation to the extent such may be prohibited by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. In addition, FTD or its affiliates may make ongoing payments to brokerage firms, financial institutions (including banks) and others to facilitate the administration and servicing of shareholder accounts. None of the aforementioned additional compensation is paid for by the Fund or its Shareholders.

  Ongoing payments will be made to qualifying dealers at the annual rate of 0.25% of the average daily net asset value of Class I Shares (annual rate of 0.15% of the average daily net asset value of the Fund Shares prior to January 1, 1993), and 1% of the average daily net asset value of Class II Shares, registered in the name of that broker-dealer as nominee or held in a Shareholder account that designates that broker-dealer as dealer of record. These payments are made in order to promote selling efforts and to compensate dealers for providing certain services, including processing purchase and redemption transactions, establishing Shareholder accounts and providing certain information and assistance with respect to the Fund. For purchases of Class I Shares on or after February 1, 1995 for which FTD advanced a commission to a securities dealer, the dealer will receive ongoing payments beginning in the thirteenth month after the date of purchase. For all purchases of Class II Shares, the dealer will receive payments representing a service fee (0.25% of average daily net asset value of the Shares) beginning in the first month after the date of the purchase, and will receive additional payments representing compensation for distribution (0.75% of average daily net asset value of the Shares) beginning in the thirteenth month after the date of the purchase, and beginning May 1, 1997 for exchanges from Templeton American Trust, Inc. if the exchanged shares were purchased prior to May 1, 1995.

  PURCHASING CLASS I AND CLASS II SHARES. When placing purchase orders, investors should clearly indicate which class of Shares they intend to purchase. A purchase order that fails to specify a class will automatically be invested in Class I Shares. Purchases of $1 million or more in a single payment will be invested in Class I Shares. There are no conversion features attached to either class of Shares.

  Investors who qualify to purchase Class I Shares at net asset value should purchase Class I rather than Class II Shares. See the section "Net Asset Value Purchases (Both Classes)" and "Description of Special Net Asset Value Purchases" above for a discussion of when Shares may be purchased at net asset value.

  As to telephone orders placed with FTD by dealers, the dealer must receive the investor's order before the close of the New York Stock Exchange ("NYSE") and transmit it to FTD by 5:00 p.m., New York time, for the investor to receive that day's Offering Price. Payment for such orders must be by check in U.S. currency and must be promptly submitted to FTD. Orders mailed to FTD by dealers or individual investors are effected at the net asset value of the Fund's Shares next computed after the purchase order accompanied by payment has been received by FTD. Such payment must be by check in U.S. currency drawn on a commercial bank in the U.S. and, if over $100,000, may not be deemed to have been received until the proceeds have been collected unless the check is certified or issued by such bank. Any subscription may be rejected by FTD or by the Fund.

  The Fund may impose a $10 charge against a Shareholder account in the event that a check or draft submitted for the purchase of Fund Shares is returned unpaid to the Fund.

  Investors should promptly check the confirmation advice that is mailed after each purchase (or redemption) in order to insure that it has been accurately recorded in the investor's account.

  AUTOMATIC INVESTMENT PLAN. Investors may accumulate Fund Shares regularly each month by means of automatic debits to their checking accounts ($25 minimum). Forms for this purpose are in the Shareholder Application in this Prospectus. Such a plan is voluntary and may be discontinued by written notice to FTD, which must be received 10 days prior to the collection date, or by FTD upon written notice to the investor at least 30 days prior to the collection date.

  INSTITUTIONAL ACCOUNTS. Institutional investors will likely be required to complete an institutional account application. There may be additional methods of opening accounts and purchasing, redeeming or exchanging Shares of the Fund available for institutional accounts. To obtain an institutional account application or additional information regarding institutional accounts, contact Franklin Templeton Institutional Services at 1-800-321-8563.

  ACCOUNT STATEMENTS. Shareholder accounts are opened in accordance with the Shareholder's registration instructions. Transactions in the account, such as additional investments and dividend reinvestments, will be reflected on regular confirmation statements from the Transfer Agent.

  TEMPLETON STAR SERVICE. From a touch-tone phone, Templeton and Franklin shareholders may access an automated system (day or night) which offers the following features:

  By calling the Templeton STAR Service, shareholders may obtain current price and yield information specific to a Templeton Fund, regardless of class; obtain account information; and request duplicate confirmation or year-end statements and money fund checks, if applicable.

  By calling the Franklin TeleFACTS system, Class I shareholders may obtain current price, yield or other performance information specific to a Class I Franklin Fund; process an exchange into an identically registered Class I Franklin account; obtain account information; and request duplicate confirmation or year-end statements, money fund checks, if applicable, and deposit slips.

  Share prices and account information specific to Templeton Class I or II shares and Franklin Class II shares may also be accessed on TeleFACTS by Franklin and Templeton Class I and Class II shareholders.

  The Templeton STAR Service is accessible by calling 1-800-654-0123. The TeleFACTS system is accessible by calling 1-800-247-1753. Templeton Class I and Class II Share codes for the Fund, which will be needed to access system information, are 104 and 204, respectively. The system's automated operator will prompt the caller with easy to follow step-by-step instructions from the main menu. Other features may be added in the future.

  RETIREMENT PLANS. Shares of the Fund may be purchased through various retirement plans including the following plans for which FTTC or its affiliate acts as trustee or custodian: IRAs, Simplified Employee Pensions, 403(b) plans, qualified plans for corporations, self-employed individuals and partnerships, and 401(k) plans. A plan document must be adopted in order for a retirement plan to be in existence. For further information about any of the plans, agreements, applications and annual fees, contact FTD. To determine which retirement plan is appropriate, an investor should contact his or her tax adviser.

  NET ASSET VALUE. The net asset value per Share of each class of the Fund is determined as of the scheduled closing time of the NYSE (generally 4:00 p.m. New York time) each day that the NYSE is open for trading, by dividing the value of the Fund's securities plus any cash and other assets (including accrued interest and dividends receivable) less all liabilities (including accrued expenses) by the number of Shares outstanding, adjusted to the nearest whole cent. A security listed or traded on a recognized stock exchange or NASDAQ is valued at its last sale price on the principal exchange on which the security is traded. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the scheduled closing time of the NYSE (generally 4:00 p.m., New York time), if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. If no sale is reported at that time, the mean between the current bid and asked price is used. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE, and will therefore not be reflected in the computation of the Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at fair value as determined by the management and approved in good faith by the Board of Directors. All other securities for which over-the-counter market quotations are readily available are valued at the mean between the current bid and asked price. Securities for which market quotations are not readily available and other assets are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

  Each of the Fund's classes will bear, pro-rata, all of the common expenses of the Fund. The net asset value of all outstanding Shares of each class of the Fund will be computed on a pro-rata basis for each outstanding Share based on the proportionate participation in the Fund represented by the value of Shares of such classes, except that the Class I and Class II Shares will bear the Rule 12b-1 expenses payable under their respective plans. Due to the specific distribution expenses and other costs that will be allocable to each class, the dividends paid to each class of the Fund may vary.

                              EXCHANGE PRIVILEGE

  A Shareholder may exchange Shares for the same class of shares of other Franklin Templeton Funds which are eligible for sale in the Shareholder's state of residence and in conformity with such fund's stated eligibility requirements and investment minimums. Some funds, however, may not offer Class II shares. Class I Shares may be exchanged for Class I shares of any Franklin Templeton Funds. Class II Shares may be exchanged for Class II shares of any Franklin Templeton Funds. No exchanges between different classes of shares will be allowed. A contingent deferred sales charge will not be imposed on exchanges. If the exchanged Shares were subject to a contingent deferred sales charge in the original fund purchased, and Shares are subsequently redeemed within 12 months (Class I Shares) or 18 months (Class II Shares) of the calendar month of the original purchase date, a contingent deferred sales charge will be imposed. The period will be tolled (or stopped) for the period Class I Shares are exchanged into and held in a Franklin Templeton money market fund. See also "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. Exchanges of the same class of shares are made on the basis of the net asset values of the class involved, except as set forth below. Exchanges of shares of a class which were originally purchased without a sales charge will be charged a sales charge in accordance with the terms of the prospectus of the fund and the class of shares being purchased, unless the original investment on which no sales charge was paid was transferred in from a fund on which the investor paid a sales charge. Exchanges of shares from the Franklin Templeton money market funds are subject to applicable sales charges on the funds being purchased, unless the Franklin Templeton money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment of dividends or capital gain distributions. Exchanges of Class I shares of the Fund which were purchased with a lower sales charge to a fund which has a higher sales charge will be charged the difference, unless the shares were held in the original fund for at least six months prior to executing the exchange. All exchanges are permitted only after at least 15 days have elapsed from the date of the purchase of the Shares to be exchanged.

  A Shareholder may exchange Shares by writing to the Transfer Agent (see "How to Sell Shares of the Fund"), by contacting his or her investment dealer or-- if the Shareholder Application indicates that the Shareholder has not declined the option--by telephoning 1-800-632-2301. Telephone exchange instructions must be received by FTD by the scheduled closing time of the NYSE (generally 4:00 p.m., New York time). Telephonic exchanges can involve only Shares in non-certificated form. Shares held in certificate form are not eligible, but may be returned and qualify for these services. All accounts involved in a telephonic exchange must have the same registration and dividend option as the account from which the Shares are being exchanged. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Please refer to "Telephone Transactions--Verification Procedures." Forms for declining the telephone exchange privilege and prospectuses of the other funds in the Franklin Templeton Group may be obtained from FTD. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received. (See "How to Buy Shares of the Fund--Offering Price.") A gain or loss for tax purposes generally will be realized upon the exchange, depending on the tax basis of the Shares redeemed.

  This exchange privilege is available only in states where shares of the fund being acquired may legally be sold and may be modified, limited or terminated at any time by the Fund upon 60 days' written notice. A Shareholder who wishes to make an exchange should first obtain and review a current prospectus of the fund into which he or she wishes to exchange. Broker-dealers who process exchange orders on behalf of their customers may charge a fee for their services. Such fee may be avoided by making requests for exchange directly to the Transfer Agent.

  If a substantial portion of the Fund's Shareholders should, within a short period, elect to redeem their Shares of the Fund pursuant to the exchange privilege, the Fund might have to liquidate portfolio securities it might otherwise hold and incur the additional costs related to such transactions. On the other hand, increased use of the exchange privilege may result in periodic large inflows of money. If this should occur, it is the general policy of the Fund to initially invest this money in short-term, interest-bearing money market instruments, unless it is felt that attractive investment opportunities consistent with the Fund's investment objective exist immediately. Subsequently, this money will be withdrawn from such short-term money market instruments and invested in portfolio securities in as orderly a manner as is possible when attrractive investment opportunities arise.

  EXCHANGES OF CLASS I SHARES. The contingency period of Class I Shares will be tolled (or stopped) for the period such Shares are exchanged into and held in a Franklin Templeton Class I money market fund. If a Class I account has Shares subject to a contingent deferred sales charge, Class I Shares will be exchanged into the new account on a "first-in, first-out" basis. See also "How to Sell Shares of the Fund--Contingent Deferred Sales Charge."

  EXCHANGES OF CLASS II SHARES. When an account is composed of Class II Shares subject to the contingent deferred sales charge, and Shares that are not, the Shares will be transferred proportionately into the new fund. Shares received from reinvestment of dividends and capital gains are referred to as "free Shares," Shares which were originally subject to a contingent deferred sales charge but to which the contingent deferred sales charge no longer applies are called "matured Shares," and Shares still subject to the contingent deferred sales charge are referred to as "CDSC liable Shares." CDSC liable Shares held for different periods of time are considered different types of CDSC liable Shares. For instance, if a Shareholder has $1,000 in free Shares, $2,000 in matured Shares, and $3,000 in CDSC liable Shares, and the Shareholder exchanges $3,000 into a new fund, $500 will be exchanged from free Shares, $1,000 from matured Shares, and $1,500 from CDSC liable Shares. Similarly, if CDSC liable Shares have been purchased at different periods, a proportionate amount will be taken from Shares held for each period. If, for example, the Shareholder holds $1,000 in Shares bought three months ago, $1,000 bought six months ago, and $1,000 bought nine months ago, and the Shareholder exchanges $1,500 into a new fund, $500 from each of these Shares will be exchanged into the new fund.

  The only money market fund exchange option available to Class II Shareholders is the Franklin Templeton Money Fund II ("Money Fund II"), a series of the Franklin Templeton Money Fund Trust. No drafts (checks) may be written on Money Fund II accounts, nor may Shareholders purchase shares of Money Fund II directly. Class II Shares exchanged for shares of Money Fund II will continue to age and a contingent deferred sales charge will be assessed if CDSC liable Shares are redeemed. No other money market funds are available for Class II Shareholders for exchange purposes. Class I Shares may be exchanged for shares of any of the money market funds in the Franklin Templeton Funds except Money Fund II. Draft writing privileges and direct purchases are allowed on these money market funds as described in their respective prospectuses.

  To the extent Shares are exchanged proportionately, as opposed to another method, such as "first-in, first-out," or free Shares followed by CDSC liable Shares, the exchanged Shares may, in some instances, be CDSC liable even though a redemption of such Shares, as discussed elsewhere herein, may no longer be subject to a CDSC. The proportional method is believed by management to more closely meet and reflect the expectations of Class II Shareholders in the event Shares are redeemed during the contingency period. For federal income tax purposes, the cost basis of Shares redeemed or exchanged is determined under the Code without regard to the method of transferring Shares chosen by the Fund for purposes of exchanging or redeeming Shares.

  TRANSFERS. Transfers between identically registered accounts in the same fund and class are treated as non-monetary and non-taxable events, and are not subject to a contingent deferred sales charge. The transferred Shares will continue to age from the date of original purchase. Shares of each class will be transferred on the same basis as described above for exchanges.

  CONVERSION RIGHTS. It is not presently anticipated that Class II Shares will be converted to Class I Shares. A Shareholder may, however, sell Class II Shares and use the proceeds to purchase Class I Shares, subject to all applicable sales charges.

  EXCHANGES BY TIMING ACCOUNTS. In the case of market timing or allocation services ("Timing Accounts"), FTD will deduct an administrative service fee of $5.00 per exchange. Timing Accounts generally include accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators. In accordance with the terms of their respective prospectuses, certain funds in the Franklin Templeton Group do not accept or may place differing limitations than those described below on exchanges by Timing Accounts.

  The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any Timing Account or any person whose transactions seem to follow a timing pattern who:
(i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, (ii) makes more than two exchanges out of the Fund per calendar quarter, or (iii) exchanges Shares equal in value to at least $5 million, or more than 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase Shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

  In addition, the Fund reserves the right to refuse the purchase side of exchange requests by any Timing Account, person, or group if, in the Investment Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. A Shareholder's exchanges into the Fund may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

  Finally, as indicated above, the Fund and FTD reserve the right to refuse any order for the purchase of Shares.

                        HOW TO SELL SHARES OF THE FUND

  Shares will be redeemed, without charge, on request of the Shareholder in "Proper Order" to the Transfer Agent. "PROPER ORDER" MEANS THAT THE REQUEST TO REDEEM MUST MEET ALL THE FOLLOWING REQUIREMENTS:

  1. Except as provided below under "Redemptions by Telephone," it must be in writing, signed by the Shareholder(s) exactly in the manner as the Shares are registered, and must specify either the number of Shares, or the dollar amount of Shares, to be redeemed and sent to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030;

  2. The signature(s) of the redeeming Shareholder(s) must be guaranteed by an "eligible guarantor," including (a) national or state banks, savings associations, savings and loan associations, trust companies, savings banks, industrial loan companies and credit unions; (b) national securities exchanges, registered securities associations and clearing agencies; (c) securities broker-dealers which are members of a national securities exchange or a clearing agency or which have minimum net capital of $100,000; or (d) institutions that participate in the Securities Transfer Agent Medallion Program ("STAMP") or other recognized signature medallion program. A notarized signature will not be sufficient for the request to be in Proper Order. If the Shares are registered in more than one name, the signature of each redeeming Shareholder must be guaranteed. A signature guarantee is not required for redemptions of $50,000 or less, requested by and payable to all Shareholders of record, to be sent to the address of record for that account. However, the Fund reserves the right to require signature guarantees on all redemptions. A signature guarantee is required in connection with any written request for transfer of Shares. Also, a signature guarantee is required if the Fund or the Transfer Agent believes that a signature guarantee would protect against potential claims based on the transfer instructions, including, for example, when (i) the current address of one or more joint owners of an account cannot be confirmed; (ii) multiple owners have a dispute or give inconsistent instructions to the Fund; (iii) the Fund has been notified of an adverse claim; (iv) the instructions received by the Fund are given by an agent, not the actual registered owner; (v) the Fund determines that joint owners who are married to each other are separated or may be the subject of divorce proceedings; or (vi) the authority of a representative of a corporation, partnership, association, or other entity has not been established to the satisfaction of the Fund;

  3. Any outstanding certificates must accompany the request together with a stock power signed by the Shareholder(s), with signature(s) guaranteed as described in Item 2 above;

  4. Liquidation requests of corporate, partnership, trust and custodianship accounts, and accounts under court jurisdiction, require the following documentation to be in proper form:

    . Corporation--(i) Signature guaranteed letter of instruction from the authorized officer(s) of the corporation, and (ii) a corporate resolution in a form satisfactory to the Transfer Agent;
    . Partnership--(i) Signature guaranteed letter of instruction from a general partner and, if necessary, (ii) pertinent pages from the partnership agreement identifying the general partners or other documentation in a form satisfactory to the Transfer Agent;
    . Trust--(i) Signature guaranteed letter of instruction from the trustee(s), and (ii) a copy of the pertinent pages of the trust document listing the trustee(s) or a certificate of incumbency if the trustee(s) are not listed on the account registration;

    . Custodial (other than a retirement account) --Signature guaranteed letter of instruction from the custodian;
    . Accounts under court jurisdiction--Check court documents and the applicable state law since these accounts have varying requirements, depending upon the state of residence; and

  5. Redemption of Shares held in a retirement plan for which FTTC or its affiliate acts as trustee or custodian must conform to the distribution requirements of the plan and the Fund's redemption requirements above. Distributions from such plans are subject to additional requirements under the Code, and certain documents (available from the Transfer Agent) must be completed before the distribution may be made. For example, distributions from retirement plans are subject to withholding requirements under the Code, and the IRS Form W-4P (available from the Transfer Agent) may be required to be submitted to the Transfer Agent with the distribution request, or the distribution will be delayed. Franklin Templeton Investor Services, Inc. and its affiliates assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any penalties assessed.

  To avoid delay in redemption or transfer, Shareholders having questions about these requirements should contact the Shareholder Services Department by calling 1-800-632-2301.

  The redemption price will be the net asset value of the Shares next computed after the redemption request in Proper Order is received by the Transfer Agent. A gain or loss for tax purposes generally will be realized upon the redemption, depending on the tax basis of the Shares redeemed. Payment of the redemption price ordinarily will be made by check (or by wire at the sole discretion of the Transfer Agent if wire transfer is requested including name and address of the bank and the Shareholder's account number to which payment of the redemption proceeds is to be wired) within seven days after receipt of the redemption request in Proper Order. However, if Shares have been purchased by check, the Fund will make redemption proceeds available when a Shareholder's check received for the Shares purchased has been cleared for payment by the Shareholder's bank, which, depending upon the location of the Shareholder's bank, could take up to 15 days or more. The check will be mailed by first-class mail to the Shareholder's registered address (or as otherwise directed). Remittance by wire (to a commercial bank account in the same name(s) as the Shares are registered) or express mail, if requested, are subject to a handling charge of up to $15, which will be deducted from the redemption proceeds.

  The Fund, through FTD, also repurchases Shares (whether in certificate or book-entry form) through securities dealers. The Fund normally will accept orders to repurchase such Shares by wire or telephone from dealers for their customers at the net asset value next computed after the dealer has received the Shareholder's request for repurchase, if the dealer received such request before closing time of the NYSE on that day. Dealers have the responsibility of submitting such repurchase requests by calling not later than 5:00 p.m., New York time, on such day in order to obtain that day's applicable redemption price. Repurchase of Shares is for the convenience of Shareholders and does not involve a charge by the Fund; however, securities dealers may impose a charge on the Shareholder for transmitting the notice of repurchase to the Fund. The Fund reserves the right to reject any order for repurchase, which right of rejection might adversely affect Shareholders seeking redemption through the repurchase procedure. Ordinarily payment will be made to the securities dealer within seven days after receipt of a repurchase order and Share certificate (if any) in "Proper Order" as set forth above. The Fund will also accept, from member firms of the NYSE, orders to repurchase Shares for which no certificates have been issued by wire or telephone without a redemption request signed by the Shareholder, provided the member firm indemnifies the Fund and FTD from any liability resulting from the absence of the Shareholder's signature. Forms for such indemnity agreement can be obtained from FTD.

  The Fund may involuntarily redeem an investor's Shares if the net asset value of such Shares is less than $100, except that involuntary redemptions will not result from fluctuations in the value of an investor's Shares. In addition, the Fund may involuntarily redeem the Shares of any investor who has failed to provide the Fund with a certified taxpayer identification number or such other tax-related certifications as the Fund may require. A notice of redemption, sent by first-class mail to the investor's address of record, will fix a date not less than 30 days after the mailing date, and Shares will be redeemed at net asset value at the close of business on that date, unless sufficient additional Shares are purchased to bring the aggregate account value up to $100 or more, or unless a certified taxpayer identification number (or such other information as the Fund has requested) has been provided, as the case may be. A check for the redemption proceeds will be mailed to the investor at the address of record.

  REINSTATEMENT PRIVILEGE. For either Class I or Class II, the same class of Shares of the Fund may be purchased at net asset value with the proceeds from
(i) a redemption of Shares of the Fund or shares of any other Franklin Templeton Fund except any of the Franklin Templeton money market funds (unless the redemption proceeds are from Class I shares of a fund with a lower initial sales charge than that charged by the Fund and have been held in that fund for less than six months), or (ii) a dividend or distribution paid by any of the Franklin Templeton Funds, within 365 days after the date of the redemption or dividend or distribution. Class II Shareholders may also invest such distributions at net asset value in a Class I Franklin Templeton Fund. However, if a Shareholder's original investment was in Class I shares of a fund with a lower sales charge, or no sales charge, the Shareholder must pay the difference. An investor may reinvest an amount not exceeding the proceeds of the redemption or the dividend or distribution. While credit will be given for any contingent deferred sales charge paid on the shares redeemed, a new contingency period will begin. Matured Shares will be reinvested at net asset value and will not be subject to a new contingent deferred sales charge. Shares of the Fund redeemed in connection with an exchange into another fund (see "Exchange Privilege") are not considered "redeemed" for this privilege. In order to exercise this privilege, a written order for the purchase of Shares of the Fund must be received by the Fund or the Fund's Transfer Agent within 365 days after the redemption or the payment date of the distribution. The 365 days, however, do not begin to run on redemption proceeds placed immediately after redemption in a Franklin Bank Certificate of Deposit ("CD") until the CD (including any rollover) matures. Reinvestment at net asset value may also be handled by a securities dealer or other financial institution, who may charge the Shareholder a fee for this service. The redemption is a taxable transaction but reinvestment without a sales charge may affect the tax basis of the Shares reinvested, and the amount of gain or loss resulting from a redemption may be affected by exercise of the reinstatement privilege if the Shares redeemed were held for 90 days or less, or if a Shareholder reinvests in the same fund within 30 days. Reinvestment will be at the next calculated net asset value after receipt.

  SYSTEMATIC WITHDRAWAL PLAN. A Shareholder may establish a Systematic Withdrawal Plan ("Plan") and receive periodic payments from the account provided that the net asset value of the Shares held by the Shareholder is at least $5,000. There are no service charges for establishing or maintaining a Plan. The minimum amount which the Shareholder may withdraw is $50 per withdrawal transaction although this is merely the minimum amount allowed under the Plan and should not be mistaken for a recommended amount. Retirement plans subject to mandatory distribution requirements are not subject to the $50 minimum. The Plan may be established on a monthly, quarterly, semiannual or annual basis. If the Shareholder establishes a Plan, any capital gain distributions and income dividends paid by the Fund to the Shareholder's account must be reinvested for the Shareholder's account in additional Shares at net asset value. Payments are then made from the liquidation of Shares at net asset value on the day of the liquidation (which is generally on or about the 25th of the month) to meet the specified withdrawals. Payments are generally received three to five days after the date of liquidation. By completing the "Special Payment Instructions for Distributions" section of the Shareholder Application included with this Prospectus, a Shareholder may direct the selected withdrawals to another of the Franklin Templeton Funds, to another person, or directly to a checking account. Liquidation of Shares may reduce or possibly exhaust the Shares in the Shareholder's account, to the extent withdrawals exceed Shares earned through dividends and distributions, particularly in the event of a market decline. If the withdrawal amount exceeds the total Plan balance, the account will be closed and the remaining balance will be sent to the Shareholder. As with other redemptions, a liquidation to make a withdrawal payment is a sale for federal income tax purposes. Because the amount withdrawn under the Plan may be more than the Shareholder's actual yield or income, part of such a Plan payment may be a return of the Shareholder's investment.

  Maintaining a Plan concurrently with purchases of additional Shares of the Fund would be disadvantageous because of the sales charge on the additional purchases. Also, redemptions of Class I Shares and Class II Shares may be subject to a contingent deferred sales charge if the Shares are redeemed within 12 months (Class I Shares) or 18 months (Class II Shares) of the calendar month of the original purchase date. The Shareholder should ordinarily not make additional investments of less than $5,000 or three times the annual withdrawals under the Plan during the time such a Plan is in effect.

  With respect to Class I Shares, the contingent deferred sales charge is waived for redemptions through a Systematic Withdrawal Plan set up prior to February 1, 1995. With respect to Systematic Withdrawal Plans set up on or after February 1, 1995, the applicable contingent deferred sales charge is waived for Class I and Class II Share redemptions of up to 1% monthly of an account's net asset value (12% annually, 6% semiannually, 3% quarterly). For example, if a Class I account maintained an annual balance of $1,000,000, only $120,000 could be withdrawn through a once-yearly Systematic Withdrawal Plan free of charge; any amount over that $120,000 would be assessed a 1% (or applicable) contingent deferred sales charge. Likewise, if a Class II account maintained an annual balance of $10,000, only $1,200 could be withdrawn through a once-yearly Systematic Withdrawal Plan free of charge.

  A Plan may be terminated on written notice by the Shareholder or the Fund, and it will terminate automatically if all Shares are liquidated or withdrawn from the account, or upon the Fund's receipt of notification of the death or incapacity of the Shareholder. Shareholders may change the amount (but not below $50) and schedule of withdrawal payments or suspend one such payment by giving written notice to the Transfer Agent at least seven business days prior to the end of the month preceding a scheduled payment. Share certificates may not be issued while a Plan is in effect.

  REDEMPTIONS BY TELEPHONE. Shareholders who file a Telephone Redemption Authorization Agreement (the "Agreement") (a copy of which is included in this Prospectus) may redeem Shares of the Fund by telephone, subject to the Restricted Account exception noted under "Telephone Transactions -- Restricted Accounts." The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions given by telephone are genuine. Shareholders, however, bear the risk of loss in certain cases as described under "Telephone Transactions -- Verification Procedures."

  For Shareholder accounts with a completed Agreement on file, redemptions of uncertificated Shares or Shares which have previously been deposited with the Fund or the Transfer Agent may be made for up to $50,000 per day per Fund account. Telephone redemption requests received before the scheduled closing time of the NYSE (generally 4:00 p.m., New York time) on any business day will be processed that same day. The redemption check will be sent within seven days, made payable to all the registered owners on the account, and will be sent only to the address of record. Redemption requests by telephone will not be accepted within 30 days following an address change by telephone. In that case, a Shareholder should follow the other redemption procedures set forth in this Prospectus. Institutional accounts which wish to execute redemptions in excess of $50,000 must complete an Institutional Telephone Privileges Agreement which is available from Franklin Templeton Institutional Services by telephoning 1-800-321-8563.

  CONTINGENT DEFERRED SALES CHARGE. In order to recover commissions paid to securities dealers, Class I investments of $1 million or more, and any Class II investments, redeemed within the contingency period of 12 months (Class I) or 18 months (Class II) of the calendar month of their purchase will be assessed a contingent deferred sales charge, unless one of the exceptions described below applies. The charge is 1% of the lesser of the net asset value of the Shares redeemed (exclusive of reinvested dividends and capital gain distributions) or the net asset value at the time of purchase of such Shares, and is retained by FTD. The contingent deferred sales charge is waived in certain instances. See below.

  In determining if a contingent deferred sales charge applies, Shares not subject to a contingent deferred sales charge are deemed to be redeemed first, in the following order: (i) a calculated number of Shares representing amounts attributable to capital appreciation of those Shares held less than the contingency period (12 months in the case of Class I Shares and 18 months in the case of Class II Shares); (ii) Shares purchased with reinvested dividends and capital gain distributions; and (iii) other Shares held longer than the contingency period, and followed by any Shares held less than the contingency period, on a "first in, first out" basis. For tax purposes, a contingent deferred sales charge is treated as either a reduction in redemption proceeds or an adjustment to the cost basis of the Shares redeemed.

  The contingent deferred sales charge on each class of Shares is waived, as applicable, for: exchanges; any account fees; distributions from an individual retirement plan account due to death or disability, or upon periodic distributions based on life expectancy; tax-free returns of excess contributions from employee benefit plans; distributions from employee benefit plans, including those due to plan termination or plan transfer; redemptions through a Systematic Withdrawal Plan set up for Shares prior to February 1, 1995 and, for Systematic Withdrawal Plans set up thereafter, redemptions of up to 1% monthly of an account's net asset value (3% quarterly, 6% semiannually or 12% annually); redemptions initiated by the Fund due to a Shareholder's account falling below the minimum specified account size; and redemptions following the death of the Shareholder or the beneficial owner.

  All investments made during a calendar month, regardless of when during the month the investment occurred, will age one month on the last day of that month and each subsequent month.

  Requests for redemptions for a SPECIFIED DOLLAR amount, unless otherwise specified, will result in additional Shares being redeemed to cover any applicable contingent deferred sales charge, while requests for redemption of a SPECIFIC NUMBER of Shares will result in the applicable contingent deferred sales charge being deducted from the total dollar amount redeemed.

                            TELEPHONE TRANSACTIONS

  Shareholders of the Fund and their investment representative of record, if any, may be able to execute various transactions by calling Shareholder Services at 1-800-632-2301.

  All Shareholders will be able to: (i) effect a change in address; (ii) change a dividend option (see "Restricted Accounts" below); (iii) transfer Fund Shares in one account to another identically registered account in the Fund; (iv) request the issuance of certificates (to be sent to the address of record only); and (v) exchange Fund Shares by telephone as described in this Prospectus. In addition, Shareholders who complete and file an Agreement as described under "How to Sell Shares of the Fund-Redemptions by Telephone" will be able to redeem Shares of the Fund.

  VERIFICATION PROCEDURES. The Fund and the Transfer Agent will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. These will include: recording all telephone calls requesting account activity by telephone, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and sending a confirmation statement on redemptions to the address of record each time account activity is initiated by telephone. So long as the Fund and the Transfer Agent follow instructions communicated by telephone which were reasonably believed to be genuine at the time of their receipt, neither they nor their affiliates will be liable for any loss to the Shareholder caused by an unauthorized transaction. The Fund and the Transfer Agent may be liable for any losses due to unathorized or fraudulent instructions in the event such reasonable procedures are not followed. Shareholders are, of course, under no obligation to apply for or accept telephone transaction privileges. In any instance where the Fund or the Transfer Agent is not reasonably satisfied that instructions received by telephone are genuine, the requested transaction will not be executed and neither the Fund, the Transfer Agent, nor their affiliates will be liable for any losses which may occur because of a delay in implementing a transaction.

  RESTRICTED ACCOUNTS. Telephone redemptions and dividend option changes may not be accepted on Franklin Templeton retirement accounts. To assure compliance with all applicable regulations, special forms are required for any distribution, redemption, or dividend payment. While the telephone exchange privilege is extended to Franklin Templeton IRA and 403(b) retirement accounts, certain restrictions may apply to other types of retirement plans. Changes to dividend options must also be made in writing.

  To obtain further information regarding distribution or transfer procedures, including any required forms, retirement account Shareholders may call to speak to a Retirement Plan Specialist at 1-800-527-2020.

  GENERAL. During periods of drastic economic or market changes, it is possible that the telephone transaction privileges will be difficult to execute because of heavy telephone volume. In such situations, Shareholders may wish to contact their dealer for assistance, or to send written instructions to the Fund as detailed elsewhere in this Prospectus.

  Neither the Fund nor the Transfer Agent will be liable for any losses resulting from the inability of a Shareholder to execute a telephone transaction. The telephone transaction privilege may be modified or discontinued by the Fund at any time upon 60 days' written notice to Shareholders.

                            MANAGEMENT OF THE FUND

  The Company is managed by its Board of Directors and all powers of the Company are exercised by or under authority of the Board. Information relating to the Directors and Executive Officers is set forth under the heading "Management of the Company" in the SAI.

  The Board has carefully reviewed the multiclass structure to ensure that no material conflict exists between the two classes of Shares. Although the Board does not expect to encounter material conflicts in the future, the Board will continue to monitor the Fund and will take appropriate action to resolve such conflicts if any should later arise.

  In developing the multiclass structure, the Fund has retained the authority to establish additional classes of Shares. It is the Fund's present intention to offer only two classes of Shares, but new classes may be offered in the future.

  INVESTMENT MANAGER. The Investment Manager of the Fund is Templeton Global Advisors Limited, Nassau, Bahamas. The Investment Manager manages the investment and reinvestment of the Fund's assets. The Investment Manager is an indirect wholly owned subsidiary of Franklin Resources, Inc. ("Franklin"). Through its subsidiaries, Franklin is engaged in various aspects of the financial services industry. The Investment Manager and its affiliates serve as advisers for a wide variety of public investment mutual funds and private clients in many nations. The Templeton organization has been investing globally over the past 52 years and, with its affiliates, provides investment management and advisory services to a worldwide client base, including over
4.3 million mutual fund shareholders, foundations, endowments, employee benefit plans and individuals. The Investment Manager and its affiliates have approximately 4,100 employees in the United States, Australia, Scotland, Germany, Hong Kong, Luxembourg, Bahamas, Singapore, Canada and Russia.

  The Investment Manager uses a disciplined, long-term approach to value-oriented global and international investing. It has an extensive global network of investment research sources. Securities are selected for the Fund's portfolio on the basis of fundamental company-by-company analysis. Many different selection methods are used for different funds and clients and these methods are changed and improved by the Investment Manager's research on superior selection methods.

  The Investment Manager performs similar services for other funds and accounts and there may be times when the actions taken with respect to the Fund's portfolio will differ from those taken by the Investment Manager on behalf of other funds and accounts. Neither the Investment Manager and its affiliates, its officers, directors or employees, nor the officers or Directors of the Company are prohibited from investing in securities held by the Fund or other funds and accounts which are managed or administered by the Investment Manager to the extent such transactions comply with the Company's Code of Ethics. Please see "Investment Management and Other Services-- Investment Management Agreement" in the SAI for further information on securities transactions and a summary of the Company's Code of Ethics.

  The Investment Manager does not furnish any other services or facilities for the Fund, although such expenses are paid by some investment advisers of other investment companies. As compensation for its services, the Fund pays the Investment Manager a fee which, during the most recent fiscal year, represented 0.63% of its average daily net assets.

  The lead portfolio manager for the Fund is Mark G. Holowesko. Mr. Holowesko holds a B.A. degree from the College of Holy Cross and an MBA from Babson College. He joined the Templeton organization in 1985, and is responsible for coordinating equity research worldwide for the Investment Manager. Prior to joining the Templeton organization, Mr. Holowesko worked with Roy West Trust Corporation (Bahamas) Limited as an investment administrator. His duties at Roy West included managing trust and individual accounts, as well as conducting research of worldwide equity markets. Jeffrey A. Everett and Sean Farrington exercise secondary portfolio management responsibilities with respect to the Fund. Mr. Everett holds a B.S. degree in finance from Pennsylvania State University. He joined the Templeton organization in 1989 and is Vice President, Portfolio Management/Research, of the Investment Manager. Prior to joining the Templeton organization, Mr. Everett was an investment officer at First Pennsylvania Investment Research, a division of First Pennsylvania Corporation, where he analyzed equity and convertible securities. Mr. Everett was also responsible for coordinating research for Centre Square Investment Group, the pension management subsidiary of First Pennsylvania Corporation. Mr. Farrington holds an A.B. in Economics from Harvard University. He is a member of the Investment Manager's research technology group responsible for the maintenance of the internal research database. Further information concerning the Investment Manager is included under the heading "Investment Management and Other Services" in the SAI.

  BUSINESS MANAGER. Templeton Global Investors, Inc. provides certain administrative facilities and services for the Fund, including payment of salaries of officers, preparation and maintenance of books and records, preparation of tax returns and financial reports, monitoring compliance with regulatory requirements and monitoring tax-deferred retirement plans. For its services, the Business Manager receives a fee equivalent on an annual basis to 0.15% of the combined average daily net assets of the Funds included in the Company (the Fund and Templeton World Fund), reduced to 0.135% of such combined net assets in excess of $200 million, to 0.10% of such assets in excess of $700 million, and to 0.075% of such assets in excess of $1,200 million.

  TRANSFER AGENT. Franklin Templeton Investor Services, Inc. serves as transfer agent and dividend disbursing agent for the Fund.

  CUSTODIAN. The Chase Manhattan Bank, N.A. serves as custodian of the Fund's assets.

  PLANS OF DISTRIBUTION. A separate Plan of Distribution has been approved and adopted for each class ("Class I Plan" and "Class II Plan," respectively, or "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Rule 12b-1 fees charged to each class will be based solely on the distribution and servicing fees attributable to that particular class. Any portion of fees remaining from either Plan after distribution to securities dealers of up to the maximum amount permitted under each Plan may be used by the class to reimburse FTD for routine ongoing promotion and distribution expenses incurred with respect to such class. Such expenses may include, but are not limited to, the printing of prospectuses and reports used for sales purposes, expenses of preparing and distributing sales literature and related expenses, advertisements, and other distribution-related expenses, including a prorated portion of FTD's overhead expenses attributable to the distribution of Fund Shares, as well as any distribution or service fees paid to securities dealers or their firms or others who have executed a servicing agreement with the Fund, FTD or its affiliates.

  The maximum amount which the Fund may pay to FTD or others under the Class I Plan for such distribution expenses is 0.25% per annum of Class I's average daily net assets, payable on a quarterly basis. All expenses of distribution and marketing in excess of 0.25% per annum will be borne by FTD, or others who have incurred them, without reimbursement from the Fund. Under the Class I Plan, costs and expenses not reimbursed in any one given quarter (including costs and expenses not reimbursed because they exceed the applicable limit under the Plan) may be reimbursed in subsequent quarters or years, subject to applicable law. FTD has informed the Fund that the costs and expenses of Class I Shares that may be reimbursable in future quarters or years were $1,260,716 (0.02% of its net assets) at August 31, 1995.

  Under the Class II Plan, the maximum amount which the Fund is permitted to pay to FTD or others for distribution expenses and related expenses is 0.75% per annum of Class II's average daily net assets, payable quarterly. All expenses of distribution, marketing and related services over that amount will be borne by FTD, or others who have incurred them, without reimbursement by the Fund. In addition, the Class II Plan provides for an additional payment by the Fund of up to 0.25% per annum of Class II's average daily net assets as a servicing fee, payable quarterly. This fee will be used to pay securities dealers or other for, among other things, assisting in establishing and maintaining customer accounts and records; assisting with purchase and redemption requests; receiving and answering correspondence; monitoring dividend payments from the Fund on behalf of the customers; or similar activities related to furnishing personal services and/or maintaining Shareholder accounts.

  During the first year following the purchase of Class II Shares, FTD will retain 0.75% per annum of Class II's average daily net assets to partially recoup fees FTD pays to securities dealers. FTD, or its affiliates, may pay, from its own resources, a commission of up to 1% of the amount invested to securities dealers who initiate and are responsible for purchases of Class II Shares.

  Both Plans also cover any payments to or by the Fund, the Investment Manager, FTD, or other parties on behalf of the Fund, the Investment Manager or FTD, to the extent such payments are deemed to be for the financing of any activity primarily intended to result in the sale of Shares issued by the Fund within the context of Rule 12b-1. The payments under the Plans are included in the maximum operating expenses which may be borne by each class of the Fund. For more information including a discussion of the Board's policies with regard to the amount of each Plan's fees, please see the SAI.

  EXPENSES. For the fiscal year ended August 31, 1995, expenses borne by Class I Shares of the Fund amounted to 1.15% of the average net assets of such class and expenses borne by Class II Shares of the Fund amounted to 1.90% (annualized) of the average net assets of such class. See the Expense Table for information regarding estimated expenses for both classes of Shares for the current fiscal year.

  BROKERAGE COMMISSIONS. The Fund's brokerage policies are described under the heading "Brokerage Allocation" in the SAI. The Fund's brokerage policies provide that the receipt of research services from a broker and the sale of Shares by a broker are factors which may be taken into account in allocating securities transactions, so long as the prices and execution provided by the broker equal the best available within the scope of the Fund's brokerage policies.

                              GENERAL INFORMATION

  DESCRIPTION OF SHARES/SHARE CERTIFICATES. The Company's authorized capital consists of 3,200,000,000 Common Shares of $1 par value per Share of which 1,500,000,000 Shares are classified as Templeton Foreign Fund Class I Shares, 500,000,000 Shares are classified as Templeton Foreign Fund Class II Shares, 800,000,000 Shares are classified as Templeton World Fund Class I Shares, and 400,000,000 are classified as Templeton World Fund Class II Shares.

  Shares for an initial investment, as well as subsequent investments, including the reinvestment of dividends and capital gain distributions, are generally credited to an account in the name of an investor on the books of the Fund, without the issuance of a share certificate. Maintaining shares in uncertificated form (also known as "plan balance") minimizes the risk of loss or theft of a share certificate. No charge is made for the issuance of one certificate for all or some of the Shares purchased in a single order. A lost, stolen or destroyed certificate cannot be replaced without obtaining a sufficient indemnity bond. The cost of such a bond, which is generally borne by the Shareholder, can be 2% or more of the value of the lost, stolen or destroyed certificate. A certificate will be issued if requested by the Shareholder or by the securities dealer.

  VOTING RIGHTS. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other class of the Fund for matters that affect the Fund as a whole. For matters that only affect a certain class of the Fund's Shares, however, only Shareholders of that class will be entitled to vote. Therefore, each class of Shares will vote separately on matters (1) affecting only that class,
(2) expressly required to be voted on separately by state law, or (3) required to be voted on separately by the 1940 Act or the rules adopted thereunder. For instance, if a change to the Rule 12b-1 plan relating to

Class I Shares requires Shareholder approval, only Shareholders of Class I may vote on changes to the Rule 12b-1 plan affecting that class. Similarly, if a change to the Rule 12b-1 plan relating to Class II Shares requires Shareholder approval, only Shareholders of Class II may vote on the change to such plan. On the other hand, if there is a proposed change to the investment objective of the Fund, this affects all Shareholders, regardless of which class of Shares they hold, and therefore, each Share has the same voting rights.

  MEETINGS OF SHAREHOLDERS. The Company is not required to hold annual meetings of Shareholders and may elect not to do so. The Company will call a special meeting of Shareholders when requested to do so by Shareholders holding at least 10% of the Company's outstanding Shares. In addition, the Company is required to assist Shareholder communications in connection with the calling of Shareholder meetings to consider removal of a Director or Directors.

  DIVIDENDS AND DISTRIBUTIONS. The Fund intends to pay a dividend at least annually representing substantially all of its net investment income and any net realized capital gains. According to the requirements of the Code, dividends and capital gains will be calculated and distributed in the same manner for Class I and Class II Shares. The per share amount of any income dividends will generally differ only to the extent that each class is subject to different Rule 12b-1 fees. Unless otherwise requested, income dividends and capital gain distributions paid by the Fund, other than on those Shares whose owners keep them registered in the name of a broker-dealer, are automatically reinvested on the payment date in whole or fractional Shares at net asset value as of the ex-dividend date, unless a Shareholder makes a written or telephonic request for payments in cash. By completing the "Special Payment Instructions for Distributions" section of the Shareholder Application, Class I Shareholders may direct that their dividends and/or capital gain distributions be reinvested in Class I Shares of the Fund or Class I Shares of any other Franklin Templeton Fund, and Class II Shareholders may direct that their dividends and/or capital gains distributions be reinvested in either Class I or Class II Shares of the Fund or any other Franklin Templeton Fund. Shareholders may also direct the payment of their dividends or capital gain distributions to another person. The processing date for the reinvestment of dividends may vary from time to time, and does not affect the amount or value of the Shares acquired. Income dividends and capital gain distributions will be paid in cash on Shares during the time that their owners keep them registered in the name of a broker-dealer, unless the broker-dealer has made arrangements with the Transfer Agent for reinvestment.

  Prior to purchasing Shares of the Fund, the impact of dividends or capital gain distributions which have been declared but not yet paid should be carefully considered. Any dividend or capital gain distribution paid shortly after a purchase by a Shareholder prior to the record date will have the effect of reducing the per Share net asset value of the Shares by the amount of the dividend or distribution. All or a portion of such dividend or distribution, although in effect a return of capital, generally will be subject to tax.

  Checks are forwarded by first-class mail to the address of record. The proceeds of any such checks which are not accepted by the addressee and returned to the Fund will be reinvested in the Shareholder's account in whole or fractional Shares at net asset value next computed after the check has been received by the Transfer Agent. Subsequent distributions automatically will be reinvested at net asset value as of the ex-dividend date in additional whole or fractional Shares.

  FEDERAL TAX INFORMATION. The Fund intends to elect to be treated and to qualify each year as a regulated investment company under Subchapter M of the Code. See the SAI for a summary of the requirements that must be satisfied to so qualify. A regulated investment company generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Fund intends to distribute to Shareholders substantially all of its net investment income and net realized capital gains, which generally will be taxable income or capital gains in their hands. Distributions declared in October, November or December to Shareholders of record on a date in such month and paid during the following January will be treated as having been received by Shareholders on December 31 in the year such distributions were declared. The Fund will inform Shareholders each year of the amount and nature of such income or gains. Sales or other dispositions of Fund Shares generally will give rise to taxable gain or loss. A more detailed description of tax consequences to Shareholders is contained in the SAI under the heading "Tax Status."

  The Fund may be required to withhold federal income tax at the rate of 31% of all taxable distributions (including redemptions) paid to Shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications or where the Fund or the Shareholder has been notified by the Internal Revenue Service that the Shareholder is subject to backup withholding. Corporate Shareholders and certain other Shareholders specified in the Code are exempt from backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the Shareholder's Federal income tax liability.

  INQUIRIES. Shareholders' inquiries will be answered promptly. They should be addressed to Franklin Templeton Investor Services, Inc., P.O. Box 33030, St. Petersburg, Florida 33733-8030--telephone 1-800-632-2301. Transcripts of Shareholder accounts less than the three-years old are provided on request without charge; requests for transcripts going back more than three years from the date the request is received by the Transfer Agent are subject to a fee of up to $15 per account.

  PERFORMANCE INFORMATION. The Fund may include its total return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in the Fund over a period of 1, 5 and 10 years (or up to the life of the Fund), will reflect the deduction of the maximum initial sales charge and deduction of a proportional share of Fund expenses (on an annual basis), and will assume that all dividends and distributions are reinvested when paid. Total return may be expressed in terms of the cumulative value of an investment in the Fund at the end of a defined period of time. For a description of the methods used to determine total return for the Fund, see the SAI.

  Because Class II Shares were not offered prior to May 1, 1995, no performance data is available for these Shares. After a sufficient period of time has passed, Class II performance data will be available.

  STATEMENTS AND REPORTS. The Fund's fiscal year ends on August 31. Annual reports (containing financial statements audited by independent auditors and additional information regarding the Fund's performance) and semiannual reports (containing unaudited financial statements) are sent to Shareholders each year. To reduce the volume of mail sent to one household as well as to reduce Fund expenses, the Transfer Agent will attempt to identify related shareholders within a household and send only one copy of the report. Additional copies may be obtained, without charge, upon request to the Fund Information Department--telephone 1-800/DIAL BEN. The Fund also sends to each Shareholder a confirmation statement after every transaction that affects the Shareholder's account and a year-end historical confirmation statement.

                       INSTRUCTIONS AND IMPORTANT NOTICE

SUBSTITUTE W-9 INSTRUCTIONS INFORMATION

GENERAL. Backup withholding is not an additional tax. Rather, the tax liability of persons subject to backup withholding will be reduced by the amount of tax withheld. If withholding results in an overpayment of taxes, a refund may be obtained from the Internal Revenue Service ("IRS").

OBTAINING A NUMBER. If you do not have a Social Security Number/Taxpayer Identification Number ("SSN/TIN"), you must obtain Form SS-5 or Form SS-4 from your local Social Security or IRS office and apply for one. If you have checked the "Awaiting TIN" box and signed the certification, withholding will apply to payments relating to your account unless you provide a certified TIN within 60 days.

WHAT SSN/TIN TO GIVE. Please refer to the following guidelines:

ACCOUNT TYPE      GIVE SSN OF              ACCOUNT TYPE              GIVE TAXPAYER ID # OF
-----------------------------------------------------------------------------------------
 . Individual      Individual               . Trust, Estate, or       Trust, Estate, or
                                             Pension Plan Trust      Pension Plan Trust
-----------------------------------------------------------------------------------------
 . Joint           Actual owner of          . Corporation,            Corporation,
  Individual      account, or if             Partnership, or other   Partnership, or other
                  combined funds, the        organization            organization
                  first-named
                  individual
-----------------------------------------------------------------------------------------
 . Unif.           Minor                    . Broker nominee          Broker nominee
  Gift/Transfer
  to Minor
-----------------------------------------------------------------------------------------
 . Sole            Owner of business
  Proprietor
-----------------------------------------------------------------------------------------
 . Legal           Ward, Minor, or
  Guardian        Incompetent
-----------------------------------------------------------------------------------------

EXEMPT RECIPIENTS. Please provide your TIN and check the "Exempt Recipient" box if you are an exempt recipient. Exempt recipients generally include:

  A corporation                        A real estate investment trust

  A financial institution              A common trust fund operated by a bank
                                       under section 584(a)

  An organization exempt from tax      An entity registered at all times
  under section 501(a), or an          under the Investment Company
  individual retirement plan           Act of 1940

  A registered dealer in securities
  or commodities registered in the
  U.S. or a U.S. possession

IRS PENALTIES. If you do not supply us with your SSN/TIN, you will be subject to an IRS $50 penalty unless your failure is due to reasonable cause and not willful neglect. If you fail to report certain income on your Federal income tax return, you will be treated as negligent and subject to an IRS 20% penalty on any underpayment of tax attributable to such negligence, unless there was reasonable cause for the resulting underpayment and you acted in good faith. If you falsify information on this form or make any other false statement resulting in no backup withholding on an account which should be subject to backup withholding, you may be subject to an IRS $500 penalty and certain criminal penalties including fines and imprisonment.

SUBSTITUTE W-8 INSTRUCTIONS INFORMATION

EXEMPT FOREIGN PERSON. Check the "Exempt Foreign Person" box if you qualify as a non-resident alien or foreign entity that is not subject to certain U.S. information return reporting or to backup withholding rules. Dividends paid to your account may be subject to withholding of up to 30%. Generally, you are an "Exempt Foreign Person" if you are not (1) a citizen or resident of the U.S., or (2) a U.S. corporation, partnership, estate, or trust. In the case of an individual, an "Exempt Foreign Person" is one who has been physically present in the U.S. for less than 31 days during the current calendar year. An individual who is physically present in the U.S. for at least 31 days during the current calendar year will still be treated as an "Exempt Foreign Person," provided that the total number of days physically present in the current calendar year and the two preceding calendar years does not equal or exceed 183 days (counting all of the days in the current calendar year, only one-third of the days in the first preceding calendar year and only one-sixth of the days in the second preceding calendar year). In addition, lawful permanent residents or green card holders may not be treated as "Exempt Foreign Persons." If you are an individual or an entity, you must not now be, or at this time expect to be, engaged in a U.S. trade or business with respect to which any gain derived from transactions effected by the Fund/Payer during the calendar year is effectively connected to the U.S.

PERMANENT ADDRESS. The Shareholder Application must contain your permanent address if you are an "Exempt Foreign Person." If you are an individual, provide your permanent address. If you are a partnership or corporation, provide the address of your principal office. If you are an estate or trust, provide the address of your permanent residence or the principal office of any fiduciary.

NOTICE OF CHANGE IN STATUS. If you become a U.S. citizen or resident after you have provided certification of your foreign status, or if you cease to be an "Exempt Foreign Person," you must notify the Fund/Payer within 30 days of your change in status. Reporting will then begin on the account(s) listed, and backup withholding may also begin unless you certify to the Fund/Payer that
(1) the taxpayer identification number you have given is correct, and (2) the IRS has not notified you that you are subject to backup withholding because you failed to report certain interest or dividend income. You may use Form W-9, "Payer's Request for Taxpayer Identification Number and Certification," to make these certifications. If an account is no longer active, you do not have to notify a Fund/Payer or broker of your change in status unless you also have another account with the same Fund/Payer that is still active. If you receive interest from more than one Fund/Payer or have dealings with more than one broker or barter exchange, file a certificate with each. If you have more than one account with the same Fund/Payer, the Fund/Payer may require you to file a separate certificate for each account.

WHEN TO FILE. File these certifications with the Fund before a payment is made to you, unless you have already done this in either of the two preceding calendar years. Only certifications that are in proper order will be treated as having been filed with the Fund.

HOW OFTEN YOU MUST FILE. This certificate generally remains in effect for three calendar years. A Fund/Payer or broker, however, may require that a new certificate be filed each time a payment is made. On joint accounts for which each joint owner is a foreign person, each must provide a certification of foreign status.

                FOR CORPORATE SHAREHOLDERS--FORM OF RESOLUTION

It will be necessary for corporate shareholders to provide a certified copy of a resolution or other certificate of authority to authorize the purchase as well as sale (redemption) of shares and withdrawals by checks or drafts. You may use the following form of resolution or you may prefer to use your own. It is understood that each Fund, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., the custodian bank and their affiliates may rely upon these authorizations until revoked or amended by written notice delivered by registered or certified mail to a Fund.

CERTIFIED COPY OF RESOLUTION (Corporation or Association)

The undersigned hereby certifies and affirms that he/she is the duly elected of
 --------------------------------    ------------------------------------------
               TITLE                            CORPORATE NAME

a                      organized under the laws of the State of
  --------------------                                          ---------------
  TYPE OF ORGANIZATION                                                STATE

and that the following is a true and correct copy of a resolution adopted by the Board of Directors at a meeting duly called and held on
                                                            --------------------
                                                                     DATE

  RESOLVED, that the                                                   of this
                     -------------------------------------------------
                                         OFFICERS' TITLES

  Corporation or Association are authorized to open an account in the name of the Corporation or Association with one or more of the Franklin Group of Funds (R) or Templeton Family of Funds (collectively, the "Funds") and to deposit such funds of this Corporation or Association in this account as they deem necessary or desirable; that the persons authorized below may endorse checks and other instruments for deposit to said account or accounts; and

  FURTHER RESOLVED, that any of the following          officers are authorized
                                              --------
                                               NUMBER
  to sign any share assignment on behalf of this Corporation or Association and to take any other actions as may be necessary to sell or redeem its shares in the Funds or to sign checks or drafts withdrawing funds from the account; and

  FURTHER RESOLVED, that this Corporation or Association shall hold harmless, indemnify, and defend the Funds, their custodian bank, Franklin Templeton Distributors, Inc., Franklin Templeton Investor Services, Inc., and their affiliates, from any claim, loss or liability resulting in whole or in part, directly or indirectly, from their reliance from time to time upon any certifications by the secretary or any assistant secretary of this Corporation or Association as to the names of the individuals occupying such offices and their acting in reliance upon these resolutions until actual receipt by them of a certified copy of a resolution of the Board of Directors of the Corporation or Association modifying or revoking any or all such resolutions.

The undersigned further certifies that the below named persons, whose signatures appear opposite their names and office titles, are duly elected officers of the Corporation or Association. (Attach additional list if necessary.)

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME/TITLE (PLEASE PRINT OR TYPE)      SIGNATURE

-------------------------------------- ---------------------------------------
NAME OF CORPORATION OR ASSOCIATION     DATE

Certified from minutes
                       -------------------------------------------------------
                       NAME AND TITLE
                       CORPORATE SEAL (if appropriate)

      THE FRANKLIN TEMPLETON TELEPHONE REDEMPTION AUTHORIZATION AGREEMENT

You may use Franklin Templeton's telephone redemption privilege to redeem uncertificated Franklin Templeton Fund shares for up to $50,000 (or your Shareholder account balance, whichever is less) per day, per fund account in accordance with the terms of the Fund's Prospectus.

The telephone redemption privilege is available only to Shareholders who specifically request it. If you would like to add this redemption privilege to the other telephone transaction privileges automatically available to Franklin Templeton Fund shareholders, please sign and return this authorization to Franklin Templeton Investor Services, Inc. ("Services"), transfer agent and shareholder servicing agent for the Franklin Templeton Funds.

SHAREHOLDER AUTHORIZATION: I/We request the telephone redemption privilege under the terms described below and in the prospectus for each investment company in the Franklin Templeton Group of Funds (a "Franklin Templeton Fund" or a "Fund"), now opened or opened at a later date, holding shares registered as follows:

--------------------------------------  ---------------------------------------
PRINT NAME(S) AS SHOWN IN YOUR ACCOUNT
  REGISTRATION ("SHAREHOLDER")

--------------------------------------  ---------------------------------------
ACCOUNT NUMBER(S)

I/We authorize each Fund and Services to honor and act upon telephone requests given as provided in this agreement to redeem shares from any Shareholder account:

--------------------------------------  ---------------------------------------
SIGNATURE(S) AND DATE

--------------------------------------  ---------------------------------------
PRINT NAME(S) (AND TITLE/CAPACITY,
  IF APPLICABLE)

VERIFICATION PROCEDURES: I/We understand and agree that: (1) each Fund and Services will employ reasonable procedures to confirm that redemption instructions communicated by telephone are genuine and that if these confirmation procedures are not followed, the Fund or Services may be liable for any losses due to unauthorized or fraudulent telephone instructions; (2) the confirmation procedures will include the recording of telephone calls requesting redemptions, requiring that the caller provide certain personal and/or account information requested by the telephone service agent at the time of the call for the purpose of establishing the caller's identification, and the sending of confirmation statements to the address of record each time a redemption is initiated by telephone; and (3) so long as the Fund and Services follow the confirmation procedures in acting on instructions communicated by telephone which were reasonably believed to be genuine at the time of receipt, neither they, nor their parent or affiliates, will be liable for any loss, damages or expenses caused by an unauthorized or fraudulent redemption request.

JOINTLY OWNED/CO-TRUSTEE ACCOUNTS: Each of us signing this agreement as either joint owners or co-trustees authorizes each Fund and Services to honor telephone redemption requests given by ANY ONE of the signers, or our investment representative of record, if any, ACTING ALONE.

APPOINTMENT OF ATTORNEY-IN-FACT: In order to issue telephone redemption requests acting alone, each of us individually makes the following appointment: I hereby appoint the other joint owner(s)/co-trustee(s) as my agent(s) (attorney[s]-in-fact) with full power and authority to individually act for me in any lawful way with respect to the issuance of instructions to a Fund or Services in accordance with the telephone redemption privilege we have requested by signing this agreement. This appointment shall not be affected by my subsequent disability or incompetency and shall remain in effect until it is revoked by either written notice from any one of us delivered to a Fund or Services by registered mail, return receipt requested or by a Fund or Services upon receipt of any information that causes a Fund or Services to believe in good faith that there is or that there may be a dispute among any of us with respect to the Franklin Templeton Fund account(s) covered by this agreement. Each of us agrees to notify the Fund or Services immediately upon the death of any of the signers.

CORPORATE/PARTNERSHIP/TRUST/RETIREMENT ACCOUNTS: The Shareholder and each of us signing this agreement on behalf of the Shareholder represent and warrant to each Franklin Templeton Fund and Services that the Shareholder has the authority to enter into this agreement and that each of us is duly authorized to execute this agreement on behalf of the Shareholder. The Shareholder agrees that its election of the telephone redemption privilege means that a Fund or Services may honor a telephone redemption request given by ANY officer/partner/member/administrator/or agent of the Shareholder ACTING ALONE.

RESTRICTED ACCOUNTS: Telephone redemptions may not be accepted on Franklin Templeton Trust Company retirement accounts.

PLEASE RETURN THIS FORM TO:
Franklin Templeton Investor Services, Inc., Attn.: Telephone Redemptions Dept., 700 Central Avenue, St. Petersburg, Florida 33701-3628.

The Franklin Templeton Group

Literature Request -- Call today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

TEMPLETON FUNDS                              Maryland                          FRANKLIN FUNDS SEEKING
American Trust                               Massachusetts***                  HIGH CURRENT INCOME
Americas Government Securities Fund          Michigan***                       AGE High Income Fund
Developing Markets Trust                     Minnesota***                      German Government Bond Fund
Foreign Fund                                 Missouri                          Global Government Income Fund
Global Infrastructure Fund                   New Jersey                        Investment Grade Income  Fund
Global Opportunities Trust                   New York*                         U.S. Government Securities Fund
Greater European Fund                        North Carolina
Growth Fund                                  Ohio***                           FRANKLIN FUNDS SEEKING HIGH CURRENT
Growth and Income Fund                       Oregon                            INCOME AND STABILITY OF PRINCIPAL
Income Fund                                  Pennsylvania                      Adjustable Rate Securities Fund
Japan Fund                                   Tennessee**                       Adjustable U.S. Government Securities Fund
Latin America Fund                           Texas                             Short-Intermediate U.S. Government Securities Fund
Money Fund                                   Virginia
Real Estate Securities Fund                  Washington**                      FRANKLIN FUNDS FOR NON-U.S. INVESTORS
Smaller Companies Growth Fund                                                  Tax-Advantaged High Yield Securities Fund
World Fund                                   FRANKLIN FUNDS                    Tax-Advantaged International Bond Fund
                                             SEEKING CAPITAL GROWTH            Tax-Advantaged U.S. Government Securities Fund
FRANKLIN FUNDS                               California Growth Fund
SEEKING TAX-FREE INCOME                      DynaTech Fund                     FRANKLIN TEMPLETON INTERNATIONAL
Federal Intermediate Term                    Equity Fund                       CURRENCY FUNDS
Tax-Free Income Fund                         Global Health Care Fund           Global Currency Fund
Federal Tax-Free Income Fund                 Gold Fund                         Hard Currency Fund
High Yield Tax-Free Income                   Growth Fund                       High Income Currency Fund
Fund                                         International Equity Fund
Insured Tax-Free Income Fund***              Pacific Growth Fund               FRANKLIN MONEY MARKET FUNDS
Puerto Rico Tax-Free Income Fund             Real Estate Securities Fund       California Tax-Exempt Money Fund
FRANKLIN STATE-SPECIFIC FUNDS                Small Cap Growth Fund             Federal Money Fund
SEEKING TAX-FREE INCOME                                                        IFT U.S. Treasury Money Market Portfolio
Alabama                                      FRANKLIN FUNDS SEEKING            Money Fund
Arizona*                                     GROWTH AND INCOME                 New York Tax-Exempt Money Fund
Arkansas**                                   Balance Sheet Investment Fund     Tax-Exempt Money Fund
California*                                  Convertible Securities Fund
Colorado                                     Equity Income Fund                FRANKLIN FUND FOR CORPORATIONS
Connecticut                                  Global Utilities Fund             Corporate Qualified Dividend Fund
Florida*                                     Income Fund
Georgia                                      Premier Return Fund               FRANKLIN TEMPLETON VARIABLE ANNUITIES
Hawaii**                                     Rising Dividends Fund             Franklin Valuemark
Indiana                                      Strategic Income Fund             Franklin Templeton Valuemark Income
Kentucky                                     Utilities Fund                    Plus (an immediate annuity)
Louisiana

Toll-free 1-800-DIAL BEN (1-800-342-5236)
* Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of municipal securities, and a high yield portfolio
    (CA).
** The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

*** Portfolio of insured municipal securities.

                                     NOTES
                                     -----

---------------------------

 TEMPLETON FOREIGN FUND


 PRINCIPAL UNDERWRITER:

 Franklin Templeton
 Distributors, Inc.
 700 Central Avenue
 St. Petersburg,
 Florida 33701-3628

 Shareholder Services
 1-800-632-2301

 Fund Information
 1-800/DIAL BEN

 Institutional Services
 1-800-321-8563

 Dealer Services

 1-800-524-4040

 Retirement Plan Services

 1-800-527-2020

 This Prospectus is not
 an offering of the
 securities herein
 described in any state
 in which the offering
 is not authorized. No
 sales representative,
 dealer, or other person
 is authorized to give
 any information or make
 any representations
 other than those
 contained in this
 Prospectus. Further
 information may be
 obtained from the
 Principal Underwriter.

--------------------------

[RECYCLE LOGO APPEARS HERE]     TL104 P 1/96

TEMPLETON
FOREIGN
FUND

Prospectus

January 1, 1996



[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

[LOGO OF FRANKLIN TEMPLETON APPEARS HERE]

                                                     Mail to: FRANKLIN TEMPLETON
              P.O. Box 33031  St. Petersburg, Florida 33733-8031  (800) 393-3001

Please do not use this form for any Retirement Plan for which Franklin Templeton Trust Company serves as custodian or trustee, or for Templeton Money Fund, Templeton Institutional Funds or Templeton Capital Accumulator Fund. Request separate Applications and/or Prospectuses.

--------------------------------------------------------------------------------
  SHAREHOLDER APPLICATION OR REVISION
  [_] Please check the box if this is a revision and see Section 8
--------------------------------------------------------------------------------

Please check Class I or Class II, if applicable, next to your Fund selection. Class I and Class II shares have different sales charges and operating expenses, among other differences, as described in each Fund's prospectus.

                                                        Date  __________________

 CLASS                                                  CLASS
 I   II        TEMPLETON                                I   II        TEMPLETON
[_] [_]$______ AMERICAN TRUST                          [_] [_]$______ GLOBAL OPPORTUNITIES TRUST
[_]     ______ AMERICAS GOVERNMENT SECURITIES FUND     [_] [_] ______ GREATER EUROPEAN FUND
[_] [_] ______ DEVELOPING MARKETS TRUST                [_] [_] ______ GROWTH FUND
[_] [_] ______ FOREIGN FUND                            [_] [_] ______ GROWTH AND INCOME FUND
[_] [_] ______ GLOBAL INFRASTRUCTURE FUND              [_] [_] ______ INCOME FUND


 CLASS                                                  CLASS
 I   II        TEMPLETON                                I   II
[_]    $______ JAPAN FUND                              [_] [_] OTHER:             $___________
[_] [_] ______ LATIN AMERICA FUND                              (Except for Class II Money Fund)
[_] [_] ______ REAL ESTATE SECURITIES FUND                     _______________________________
[_] [_] ______ SMALLER COMPANIES GROWTH FUND                   _______________________________
[_] [_] ______ WORLD FUND                                      _______________________________

--------------------------------------------------------------------------------
  1 ACCOUNT REGISTRATION  (PLEASE PRINT)
--------------------------------------------------------------------------------

[_] INDIVIDUAL OR JOINT ACCOUNT
                                                          _           _
__________________________________________________  ____________________________
First Name      Middle Initial        Last Name     Social Security Number (SSN)
                                                          _           _
__________________________________________________  ____________________________
Joint Owner(s) (Joint ownership means "Joint        Social Security Number (SSN)
Tenants With Rights of Survivorship" unless otherwise specified) All owners must sign Section 4.

--------------------------------------------------------------------------------
[_] GIFT/TRANSFER TO A MINOR

_______________________________ As Custodian For________________________________
Name of Custodian (one only)                    Minor's Name (one only)
                                                          _           _
_____________Uniform Gifts/Transfers to Minors Act______________________________
State of Residence                                Minor's Social Security Number

Please Note: Custodian's Signature, not Minor's, is required in Section 4.

--------------------------------------------------------------------------------
[_] TRUST, CORPORATION, PARTNERSHIP, RETIREMENT PLAN, OR OTHER ENTITY
                                                          _
__________________________________________  ___________________________________
Name                                        Taxpayer Identification Number (TIN)

__________________________________________  ____________________________________
Name of Beneficiary (if to be included in    Date of Trust Document (must be
the Registration)                            completed for registration)

________________________________________________________________________________
Name of Each Trustee (if to be included in the Registration)

--------------------------------------------------------------------------------
  2 ADDRESS
--------------------------------------------------------------------------------

___________________________________________  Daytime Phone (___)________________
Street Address                                              Area Code
                                 _
___________________________________________  Evening Phone (___)________________
City              State    Zip Code                         Area Code

I am a Citizen of: [_] U.S. or [_]______________________________
                                  Country of Residence

--------------------------------------------------------------------------------
  3 INITIAL INVESTMENT ($100 minimum initial investment)
--------------------------------------------------------------------------------

Check(s) enclosed for $___________________ . (Payable to the Fund(s)
                                             indicated above.)

--------------------------------------------------------------------------------
  4 SIGNATURE AND TAX CERTIFICATIONS
    (All registered owners must sign application)
--------------------------------------------------------------------------------
See "Important Notice Regarding Taxpayer IRS Certifications" in back of prospectus. The Fund reserves the right to refuse to open an account without either a certified Taxpayer Identification Number ("TIN") or a certification of foreign status. Failure to provide tax certifications in this section may result in backup withholding on payments relating to your account and/or in your inability to qualify for treaty withholding rates.

I am(We are) not subject to backup withholding because I(we) have not been notified by the IRS that I am(we are) subject to backup withholding as a result of a failure to report all interest or dividends or because the IRS has notified me(us) that I am(we are) no longer subject to backup withholding. (If you are currently subject to backup withholding as a result of a failure to report all interest or dividends, please cross out the preceding statement.)

[_] The number shown above is my(our) correct TIN, or that of the Minor named in
    Section 1.

[_] AWAITING TIN. I am(We are) waiting for a number to be issued to me(us).
    I(We) understand that if I(we) do not provide a TIN to the Fund within 60 days, the Fund is required to commence 31% backup withholding until I(we) provide a certified TIN.

[_] EXEMPT RECIPIENT. Individuals cannot be exempt. Check this box only after reading the instructions to see whether you qualify as an exempt recipient. (You should still provide a TIN.)

[_] EXEMPT FOREIGN PERSON. Check this box only if the following statement applies: "I am(we are) neither a citizen nor a resident of the United States. I(we) certify to the best of my(our) knowledge and belief, I(we) qualify as an exempt foreign person and/or entity as described in the instructions."

    Permanent address for tax purposes:

________________________________________________________________________________
Street Address            City        State        Country       Postal Code

PLEASE NOTE: The IRS only allows one TIN to be listed on an account. On joint accounts, it is preferred that the primary account owner (or person listed first on the account) list his/her number as requested above.

CERTIFICATION - Under the penalties of perjury, I(we) certify that (1) the information provided on this application is true, correct and complete, (2) I(we) have read the prospectus(es) for the Fund(s) in which I am(we are) investing and agree to the terms thereof, and (3) I am(we are) of legal age or an emancipated minor. I (we) acknowledge that Shares of the Fund(s) are not insured or guaranteed by any agency or institution and that an investment in the Shares involves risks, including the possible loss of principal.

X                                        X
---------------------------------------- ---------------------------------------
Signature                                Signature

X                                        X
---------------------------------------- ---------------------------------------

--------------------------------------------------------------------------------
  5 BROKER/DEALER USE ONLY (PLEASE PRINT)
--------------------------------------------------------------------------------

                                                        -----------------------
We hereby submit this application for the purchase of   Templeton Dealer Number
shares of the Fund indicated above in accordance with
the terms of our selling agreement with Franklin        -----------------------
Templeton Distributors, Inc. ("FTD"), and with the
Prospectus for the Fund. We agree to notify FTD of any purchases of Class I shares which may be eligible for reduced or eliminated sales charges.

  -----------------------------------------------------------------------------
    WIRE ORDER ONLY: The attached check for $_______ should be applied against
     Wire Order
         Confirmation Number ___________ Dated___________ For__________ Shares
  -----------------------------------------------------------------------------

Securities Dealer Name__________________________________________________________

Main Office Address________________ Main Office Telephone Number (___)__________

Branch Number________ Representative Number ________ Representative Name________

Branch Address_________________________ Branch Telephone Number (___)___________

Authorized Signature, Securities Dealer______________________ Title_____________

--------------------------------------------------------------------------------
ACCEPTED: Franklin Templeton Distributors, Inc. By___________ Date______________
--------------------------------------------------------------------------------

          Please see reverse side for Shareholder Account Privileges:

[_] Distribution Options              [_] Special Instructions for Distributions
[_] Systematic Withdrawal Plan        [_] Automatic Investment Plan

[_] Telephone Exchange Service        [_] Letter of Intent
[_] Cumulative Quantity Discount

     This application must be preceded or accompanied by a prospectus for the Fund(s) being purchased.

--------------------------------------------------------------------------------
  6  DISTRIBUTION OPTIONS (Check one)
--------------------------------------------------------------------------------

Check one - if no box is checked, all dividends and capital gains will be reinvested in additional shares of the Fund.

  [_] Reinvest all dividends                    [_] Pay all dividends in cash
      and capital gains.                            and reinvest capital gains.

  [_] Pay capital gains in cash                 [_] Pay all dividends and
      and reinvest dividends.                       capital gains in cash.

--------------------------------------------------------------------------------
  7  OPTIONAL SHAREHOLDER PRIVILEGES
--------------------------------------------------------------------------------

A. SPECIAL PAYMENT INSTRUCTIONS FOR DISTRIBUTIONS (Check one box)

  [_] Invest Distributions, as noted in Section 6, or [_] withdrawals, as noted in section 7(B), in another Franklin or Templeton Fund.
      Restrictions may apply to purchases of shares of a different class. See the prospectus for details.

      Fund Name______________________ Existing Account Number___________________
  [_] Send my Distributions to the person, named below, instead of as registered and addressed in Sections 1 and 2.
      Name___________________________ Street Address____________________________

      City___________________________ State____________________Zip Code_________

--------------------------------------------------------------------------------
B. SYSTEMATIC WITHDRAWAL PLAN

   Please withdraw from my Franklin Templeton account $_____($50 minimum) [_]Monthly [_]Quarterly [_]Semi-Annually or [_]Annually as set forth in the Prospectus, starting in ______________(Month). The net asset value of the shares held must be at least $5,000 at the time the plan is established. Additional restrictions may apply to Class II or other shares subject to contingent deferred sales charge, as described in the prospectus. Send the withdrawals to: [_]Address of Record OR [_]the Franklin Templeton Fund or person specified in Section 7(A) - Special Payment Instructions for Distributions.

--------------------------------------------------------------------------------
C. TELEPHONE TRANSACTIONS

   TELEPHONE EXCHANGE PRIVILEGE: If the Fund does not receive specific
   -----------------------------
   instructions from the shareholder, either in writing or by telephone, the Telephone Exchange Privilege (see the prospectus) is automatically extended to each account. The shareholder should understand, however, that the Fund and Franklin Templeton Investor Services, Inc. ("FTI") or Franklin Templeton Trust Company and their agents will not be liable for any loss, injury, damage or expense as a result of acting upon instructions communicated by telephone reasonably believed to be genuine. The shareholder agrees to hold the Fund and its agents harmless from any loss, claims, or liability arising from its or their compliance with such instructions. The shareholder understands that this option is subject to the terms and conditions set forth in the prospectus of the fund to be acquired.

[_]No, I do NOT wish to participate in the Telephone Exchange Privilege or authorize the Fund or its agents, including FTI or Templeton Funds Trust Company, to act upon instructions received by telephone to exchange shares for shares of any other account(s) within the Franklin Templeton Group of Funds.

   Telephone Redemption Privilege: This is available to shareholders who
   -------------------------------
   specifically request it and who complete the Franklin Templeton Telephone Redemption Authorization Agreement in the back of the Fund's prospectus.

--------------------------------------------------------------------------------
D. AUTOMATIC INVESTMENT PLAN

   IMPORTANT: ATTACH AN UNSIGNED, VOIDED CHECK (FOR CHECKING ACCOUNTS) OR A SAVINGS ACCOUNT DEPOSIT SLIP HERE, AND COMPLETE THE INFORMATION BELOW. I(We) would like to establish an Automatic Investment Plan (the "Plan") as described in the Prospectus. I(We) agree to reimburse FTI and/or FTD for any expenses or losses that they may incur in connection with my(our) plan, including any caused by my(our) bank's failure to act in accordance with my(our) request. If my(our) bank makes any erroneous payment or fails to make a payment after shares are purchased on my(our) behalf, any such purchase may be cancelled and I(we) hereby authorize redemptions and/or deductions from my(our) account for that purpose.

   Debit my (circle one) savings, checking, other ________ account monthly for $__________($25 minimum) on or about the [_]1st [_]5th [_]15th or [_]20th day starting_______(month), to be invested in (name of Fund)___________________Account Number (if known)_______

   INSTRUCTIONS TO BANK - AUTOMATIC INVESTMENT PLAN AUTHORIZATION

   To:__________________________________  ______________________________________
           Name of Your Bank                             ABA Number

   ___________________________  _________________  ____________  ______________
        Street Address                City            State         Zip Code

I(We) authorize you to charge my(our) Checking/Savings Account and to make payment to FTD, upon instructions from FTD. I(We) agree that in making payment for such charges your rights shall be the same as if each were a charge made and signed personally by me(us). This authority shall remain in effect until you receive written notice from me(us) changing its terms or revoking it. Until you actually receive such notice, I(we) agree that you shall be fully protected in paying any charge under this authority. I(we) further agree that if any such charge is not made, whether with or without cause and whether intentionally or inadvertently, you shall be under no liability whatsoever.

X_________________________________________________  ___________________________
Signature(s) EXACTLY as shown on your bank records             Date

______________________________________  _______________________________________
              Print Name(s)                       Account Number

______________________________  _________________  ____________  ______________
   Your Street Address                City            State         Zip Code

--------------------------------------------------------------------------------
E. LETTER OF INTENT (LOI) -- Not Applicable to Purchases of Class II

[_]I(We) agree to the terms of the LOI and provisions for reservations of Class I shares and grant FTD the security interest set forth in the Prospectus. Although I am(we are) not obligated to do so, it is my(our) intention to invest over a 13 month period in Class I and/or Class II shares of one or more Franklin or Templeton Funds (including all money market funds in the Franklin Templeton Group) an aggregate amount at least equal to that which is checked below. I understand that reduced sales charges will apply only to purchases of Class I shares.

   [_]$50,000-99,999 (except for Income Fund  [_]$100,000-249,999 [_]$250,000-499,999 [_]$500,000-999,999 [_]$1,000,0000 or more and Americas Government Securities Fund)

   Purchases of Class I Shares under LOI of $1,000,000 or more are made at net asset value and may be subject to a contingent deferred sales charge as described in the prospectus.

   Purchases made within the last 90 days will be included as part of your LOI.

   Please write in your Account Number(s)____________ ____________ ____________

--------------------------------------------------------------------------------
F. CUMULATIVE QUANTITY DISCOUNT -- Not Applicable to Purchases of Class II

   Class I shares may be purchased at the offering price applicable to the total of (a) the dollar amount then being purchased plus (b) the amount equal to the cost or current value (whichever is higher) of the combined holdings of the purchaser, his or her spouse, and their children or grandchildren under age 21, of Class I and/or Class II shares of funds in the Franklin Templeton Group, as well as other holdings of Franklin Templeton Investments, as that term is defined in the prospectus. In order for this cumulative quantity discount to be made available, the shareholder or his or her securities dealer must notify FTI or FTD of the total holdings in the Franklin Templeton Group each time an order is placed. I understand that reduced sales charges will apply only to purchases of Class I shares.

[_]I(We) own shares of more than one Fund in the Franklin Templeton Group and qualify for the Cumulative Quantity Discount described above and in the Prospectus.

   My(Our) other Account Number(s) are ___________  ___________  _______________

--------------------------------------------------------------------------------
  8 ACCOUNT REVISION (If Applicable)
--------------------------------------------------------------------------------

  If you are using this application to revise your Account Registration, or wish to have Distributions sent to an address other than the address on your existing Account's Registration, a Signature Guarantee is required. Signatures of all registered owners must be guaranteed by an "eligible guarantor" as defined in the "How to Sell Shares of the Fund" section in the Fund's Prospectus. A Notary Public is not an acceptable guarantor.

X________________________________________  ____________________________________
Signature(s) of Registered Account Owners  Account Number(s)

X________________________________________  ____________________________________

X________________________________________

X________________________________________  ____________________________________
                                           Signature Guarantee Stamp

  NOTE: For any change in registration, please send us any outstanding Certificates by Registered Mail.

--------------------------------------------------------------------------------
                                                                 TLGOF APP 12/95

                             TEMPLETON FUNDS, INC.


                    THIS STATEMENT OF ADDITIONAL INFORMATION
                                    DATED ,
                                JANUARY 1, 1996

                       IS NOT A PROSPECTUS. IT SHOULD BE
                  READ IN CONJUNCTION WITH THE PROSPECTUSES OF

             TEMPLETON WORLD FUND AND TEMPLETON FOREIGN FUND DATED
      JANUARY 1, 1996, AS AMENDED FROM TIME TO TIME, WHICH MAY BE OBTAINED

           WITHOUT CHARGE UPON REQUEST TO THE PRINCIPAL UNDERWRITER,
                     FRANKLIN TEMPLETON DISTRIBUTORS, INC.,
                       700 CENTRAL AVENUE, P.O. BOX 33030
                       ST. PETERSBURG, FLORIDA 33733-8030

                       TOLL FREE TELEPHONE: 800/DIAL BEN


                                                 TABLE OF CONTENTS

General Information and History.......................1
Investment Objectives and Policies....................1

 -Investment Policies.................................1
 -Repurchase Agreements...............................2
 -Loans of Portfolio Securities.......................2
 -Debt Securities.....................................2
 -Structured Investments .............................4
 -Stock Index Futures Contracts.......................5
 -Stock Index Options.................................6
 -Investment Restrictions.............................7
 -Risk Factors    . . . . . . . . . .................10
 -Trading Policies...................................15
 -Personal Securities Transactions...................15

Management of the Company............................16
Director Compensation................................21
Principal Shareholders...............................22
Investment Management and Other
  Services.......................................... 23
 -Investment Management
  Agreements.........................................23
 -Management Fees....................................25
 -The Investment Manager.............................26
 -Business Manager...................................26
 -Custodian and Transfer Agent.......................28
 -Legal Counsel......................................28
 -Independent Accountants............................28
 -Reports to Shareholders............................28
Brokerage Allocation.................................28
Purchase, Redemption and
  Pricing of Shares..................................31
 -Ownership and Authority

   Disputes..........................................32
 -Tax-Deferred Retirement Plans......................32
 -Letter of Intent...................................34
 -Special Net Asset Value Purchases..................35
 -Redemptions in Kind. . . . . . . ..................36

Tax Status...........................................36
Principal Underwriter................................43
Description of Shares................................45
Performance Information..............................46
Financial Statements.................................49


                                          GENERAL INFORMATION AND HISTORY

         After incorporating under the laws of Maryland as Templeton World Fund, Inc. and registering under the Investment Company Act of 1940 (the "1940 Act"), the Company commenced business as an investment company on January 17, 1978. On October 1, 1982 the Company's name was changed to Templeton Funds, Inc. (the "Company") and it became a series investment company with two separate classes of Shares constituting, respectively, Templeton World Fund ("World Fund") and Templeton Foreign Fund ("Foreign Fund") (collectively, the "Funds"). As such, the holder of the Shares issued for one Fund has an interest only in the portfolio, assets and liabilities of that Fund.

                                        INVESTMENT OBJECTIVES AND POLICIES

         INVESTMENT POLICIES. The investment objective and policies of each Fund are described in each Fund's Prospectus under the heading "General Description--Investment Objective and Policies." Each Fund may invest for defensive purposes in commercial paper which, at the date of investment, must be rated A-1 by Standard & Poor's Corporation ("S&P") or Prime-1 by Moody's Investors

Service, Inc. ("Moody's") or, if not rated, be issued by a company which at the date of investment has an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's.


         REPURCHASE AGREEMENTS. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under a repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Templeton Global Advisors Limited (the "Investment Manager") will monitor the value of such securities daily to determine that the value equals or exceeds the repurchase price. Repurchase agreements may involve risks in the event of default or insolvency of the seller, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities. A Fund will enter into repurchase agreements only with parties who meet creditworthiness standards approved by the Board of Directors, I.E., banks or broker-dealers which have been determined by the Investment Manager to present no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase transaction.


         LOANS OF PORTFOLIO SECURITIES. World Fund may lend to banks and broker-dealers portfolio securities with an aggregate market value of up to one-third of its total assets. Such loans must be secured by collateral
(consisting  of  any  combination  of  cash,  U.S.   Government   securities  or
irrevocable letters of credit) in an amount at least equal (on a daily marked-to-market basis) to the current market value of the securities loaned. World Fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. World Fund may terminate the loans at any time and obtain the return of the securities loaned within five business days. World Fund will continue to receive any interest or dividends paid on the loaned securities and will continue to have voting rights with respect to the securities. However, as with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral should the borrower fail.

         DEBT SECURITIES. The Funds may invest in debt securities which are rated at least Caa by Moody's or CCC by S&P or deemed to be of comparable quality by the Investment Manager. As an operating policy, neither Fund will invest more than 5% of its assets in debt securities rated lower than Baa by Moody's or BBB by S&P. The market value of debt securities generally varies in response to changes in interest rates and the financial condition of each issuer. During periods of declining interest rates, the value of debt securities generally increases. Conversely, during periods of rising interest rates, the value of such securities generally declines. These changes in market value will be reflected in a Fund's net asset value.

         Although they may offer higher yields than do higher rated securities, low rated and unrated debt securities generally involve greater volatility of price and risk of principal and income, including the possibility of default by, or bankruptcy of, the issuers of the securities. In addition, the markets in which low rated and unrated debt securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to a specific economic event such as a deterioration in the creditworthiness of the issuer. Reduced secondary market liquidity for certain low rated or unrated debt securities may also make it more difficult for each Fund to obtain accurate market quotations for the purposes of valuing the Fund's portfolio. Market quotations are generally available on many low rated or unrated securities only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales.

         Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated debt securities may be more complex than for issuers of higher rated securities, and the ability of a Fund to achieve its investment objective may, to the extent of investment in low rated debt securities, be more dependent upon such creditworthiness analysis than would be the case if a Fund were investing in higher rated securities.

         Low rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic downturns or individual corporate developments. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in low rated debt securities prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek recovery.

         A Fund may accrue and report interest on high yield bonds structured as zero coupon bonds or pay-in-kind securities as income even though it receives no cash interest until the security's maturity or payment date. In order to qualify for beneficial tax treatment afforded regulated investment companies, a Fund must distribute substantially all of its net income to Shareholders (see "Tax Status"). Thus, a Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash in order to satisfy the distribution requirement.

         Recent legislation, which requires federally insured savings and loan associations to divest their investments in low rated debt securities, may have a material adverse effect on the Funds' net asset values and investment practices.


         STRUCTURED INVESTMENTS. Included among the issuers of debt securities in which the Funds may invest are entities organized and operated solely for the purpose of restructuring the investment characteristics of various securities. These entities are typically organized by investment banking firms which receive fees in connection with establishing each entity and arranging for the placement of its securities. This type of restructuring involves the deposit with or purchases by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities
("Structured Investments") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued Structured Investments to create securities with different investment characteristics such as varying maturities, payment priorities or interest rate provisions; the extent of the payments made with respect to Structured Investments is dependent on the extent of the cash flow on the underlying instruments. Because Structured Investments of the type in which the Funds anticipate investing typically involve no credit enhancement, their credit risk will generally be equivalent to that of the underlying instruments.

         The Fund is permitted to invest in a class of Structured Investments that is either subordinated or unsubordinated to the right of payment of another class. Subordinated Structured Investments typically have higher yields and present greater risks than unsubordinated Structures Investments. Although the Fund's purchase of subordinated Structured Investments would have a similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the limitations placed on the extent of the Fund's assets that may be used for borrowing activities.

         Certain issuers of Structured Investments may be deemed to be "investment companies" as defined in the 1940 Act. As a result, the Fund's investment in these Structured Investments may be limited by the restrictions contained in the 1940 Act.

Structured Investments are typically sold in private placement transactions, and there currently is no active trading market for Structured Investments. To the extent such investments are illiquid, they will be subject to the Fund's restrictions on investments in illiquid securities.


         STOCK INDEX FUTURES CONTRACTS. World Fund's investment policies permit it to buy and sell stock index futures contracts with respect to any stock index traded on a recognized stock exchange or board of trade, to an aggregate amount not exceeding 20% of World Fund's total assets as of the time when such contracts are entered into. Successful use of stock index futures is subject to the Investment Manager's ability to predict correctly movements in the direction of the stock markets. No assurance can be given that the Investment Manager's judgment in this respect will be correct.

         A stock index futures contract is a contract to buy or sell units of a stock index at a specified future date at a price agreed upon when the contract is made. The value of a unit is the current value of the stock index. For example, the Standard & Poor's 500 Stock Index (the "S&P 500 Index") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange ("NYSE"). The S&P 500 Index assigns relative weightings to the value of one share of each of these 500 common stocks included in the Index, and the Index fluctuates with changes in the market values of the shares of those common stocks. In the case of the S&P 500 Index, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 Index were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the Index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if World Fund enters into a futures contract to buy 500 units of the S&P 500 Index at a specified future date at a contract price of $150 and the S&P 500 Index is at $154 on that future date, World Fund will gain $2,000 (500 units x gain of $4). If World Fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500

Index is at $154 on that future date, World Fund will lose $2,000 (500 units x loss of $4).

         During or in anticipation of a period of market appreciation, World Fund may enter into a "long hedge" of common stock which it proposes to add to its portfolio by purchasing stock index futures for the purpose of reducing the effective purchase price of such common stock. To the extent that the securities which World Fund proposes to buy change in value in correlation with the stock index contracted for, the purchase of futures contracts on that index would result in gains to World Fund which could be offset against rising prices of such common stock.

         During or in anticipation of a period of market decline, World Fund may "hedge" common stock in its portfolio by selling stock index futures for the purpose of limiting the exposure of its portfolio to such decline. To the extent that World Fund's portfolio of securities changes in value in correlation with a given stock index, the sale of futures contracts on that index could substantially reduce the risk to the portfolio of a market decline and, by so doing, provide an alternative to the liquidation of securities positions in the portfolio with resultant transaction costs.

         Parties to an index futures contract must make initial margin deposits to secure performance of the contract, which currently range from 1 1/2% to 5% of the contract amount. Initial margin requirements are determined by the respective exchanges on which the futures contracts are traded. There also are requirements to make variation margin deposits as the value of the futures contract fluctuates.

         At the time World Fund purchases a stock index futures contract, an amount of cash, U.S. Government securities, or other highly liquid debt securities equal to the market value of the contract will be deposited in a segregated account with World Fund's Custodian. When selling a stock index futures contract, World Fund will maintain with its Custodian liquid assets that, when added to the amounts deposited with a futures commission merchant or broker as margin, are equal to the market value of the instruments underlying the contract. Alternatively, World Fund may "cover" its position by owning a portfolio with a volatility substantially similar to that of the index on which the futures contract is based, or holding a call option permitting World Fund to purchase the same futures contract at a price no higher than the price of the contract written by World Fund (or at a higher price if the difference is maintained in liquid assets with World Fund's Custodian).

         STOCK INDEX OPTIONS. World Fund may purchase and sell put and call options on securities indices in standardized contracts traded on national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ. An option on a securities index is a contract that gives the purchaser of the option, in return for the premium paid, the right to receive from the writer of the option, cash equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars, times a specified multiplier for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specific group of financial instruments or securities, or certain economic indicators.)

         World Fund may write call options and put options only if they are "covered." A call option on an index is covered if World Fund maintains with its custodian cash or cash equivalents equal to the contract value. A call option is also covered if World Fund holds a call on the same index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by World Fund in cash or cash equivalents in a segregated account with its Custodian. A put option is also covered if World Fund holds a put on the same index as the put written where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by World Fund in cash or cash equivalents in a segregated account with its Custodian.

         If an option written by World Fund expires, World Fund will realize a capital gain equal to the premium received at the time the option was written. If an option purchased by World Fund expires unexercised, World Fund will realize a capital loss equal to the premium paid.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when World Fund desires.



         INVESTMENT RESTRICTIONS. Each of the Funds has imposed upon itself certain investment restrictions which, together with its investment objective and policies, are fundamental policies except as otherwise indicated. No changes in either Fund's investment objective and policies or investment restrictions (except those which are not fundamental policies) can be made without the approval of that Fund's Shareholders. For this purpose, the provisions of the 1940 Act require, with respect to either Fund, the affirmative vote of the lesser of either (1) 67% or more of the Shares of a Fund present at a Shareholders' meeting at which more than 50% of the outstanding Shares of such Fund are present or represented by proxy or (2) more than 50% of the outstanding Shares of a Fund.

         In accordance with these restrictions, neither of the Funds will:

         1. Invest in real estate or mortgages on real estate (although each Fund may invest in marketable securities secured by real estate or interests therein or issued by companies or investment trusts which invest in real estate or interests therein); invest in other open-end investment companies; invest in interests (other than debentures or equity stock interests) in oil, gas or other mineral exploration or development programs; or purchase or sell commodity contracts except that World Fund may purchase or sell stock index futures contracts.

         2. Purchase or retain securities of any company in which Directors or officers of the Company or of its Investment Manager, individually owning more than 1/2 of 1% of the securities of such company, in the aggregate own more than 5% of the securities of such company.

         3. Purchase more than 10% of any class of securities of any one company, including more than 10% of its outstanding voting securities, or invest in any company for the purpose of exercising control or management.

         4. Act as an underwriter; issue senior securities; purchase on margin or sell short; write, buy or sell puts, calls, straddles or spreads (but World Fund may make margin payments in connection with, and purchase and sell, stock index futures contracts and options on securities indices).

         5. Loan money apart from the purchase of a portion of an issue of publicly distributed bonds, debentures, notes and other evidences of indebtedness, although the Funds may buy from a bank or broker-dealer United States and Canadian government obligations with a simultaneous agreement by the seller to repurchase them within no more than seven days at the original purchase price plus accrued interest.

         6. Borrow money for any purpose other than redeeming its Shares or purchasing its Shares for cancellation, and then only as a temporary measure up to an amount not exceeding 5% of the value of its total assets; or pledge, mortgage or hypothecate its assets for any purpose other than to secure such borrowings, and then only up to such extent not exceeding 10% of the value of its total assets as the Company's Board of Directors may by resolution approve. As an operating policy approved by the Board of Directors of the Company, neither Fund will pledge, mortgage or hypothecate its assets to the extent that at any time the percentage of pledged assets plus the sales commission will exceed 10% of the Offering Price of the Shares of a Fund. (For purposes of this restriction, collateral arrangements by World Fund with respect to margin for a stock index futures contract are not deemed to be a pledge of assets.)

         7. Invest more than 5% of the value of a Fund's total assets in securities of issuers which have been in continuous operation less than three years.

         8. Invest more than 5% of a Fund's total assets in warrants, whether or not listed on the New York or American Stock Exchange, including no more than 2% of its total assets which may be invested in warrants that are not listed on those exchanges. Warrants acquired by a Fund in units or attached to securities are not included in this restriction. This restriction does not apply to options on securities indices.

         9. Invest more than 15% of a Fund's total assets in securities of foreign issuers which are not listed on a recognized United States or foreign securities exchange, including no more than 10% of its total assets (including warrants) which may be invested in securities with a limited trading market. A Fund's position in the latter type of securities may be of such size as to affect adversely their liquidity and marketability and a Fund may not be able to dispose of its holdings in these securities at the current market price.

         10. Invest more than 25% of a Fund's total assets in a single industry.

         11. Invest in "letter stocks" or securities on which there are any sales restrictions under a purchase agreement.

         12. Participate on a joint or a joint and several basis in any trading account in securities. (See "Investment Objectives and Policies--Trading Policies" as to transactions in the same securities for World Fund, Foreign Fund, and/or other mutual funds with the same or affiliated advisers.)

         Whenever any investment policy or investment restriction states a maximum percentage of either Fund's assets which may be invested in any security or other property, it is intended that such maximum percentage limitation be determined immediately after and as a result of that Fund's acquisition of such security or property. The value of a Fund's assets is calculated as described in its Prospectus under the heading "How to Buy Shares of the Fund." Nothing in the investment policy or investment restrictions (except restrictions 9 and 10) shall be deemed to prohibit either Fund from purchasing securities pursuant to subscription rights distributed to either Fund by any issuer of securities held at the time in its portfolio (as long as such purchase is not contrary to either Fund's status as a diversified investment company under the 1940 Act).

         RISK FACTORS. Each Fund has an unlimited right to purchase securities in any foreign country, developed or developing, if they are listed on a stock exchange, as well as a limited right to purchase such securities if they are unlisted. Investors should consider carefully the substantial risks involved in securities of companies and governments of foreign nations, which are in addition to the usual risks inherent in domestic investments.

         There may be less publicly available information about foreign companies comparable to the reports and ratings published about companies in the United States. Foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. A Fund, therefore, may encounter difficulty in obtaining market quotations for purposes of valuing its portfolio and calculating its net asset value. Foreign markets have substantially less volume than the NYSE and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Although neither Fund may invest more than 15% of its total assets in unlisted foreign securities, including not more than 10% of its total assets in securities with a limited trading market, in the opinion of management such securities with a limited trading market do not present a significant liquidity problem. Commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. In many foreign countries there is less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

         Investments in companies domiciled in developing countries may be subject to potentially higher risks than investments in developed countries. These risks include (i) less social, political and economic stability; (ii) the small current size of the markets for such securities and the currently low or nonexistent volume of trading, which result in a lack of liquidity and in greater price volatility; (iii) certain national policies which may restrict a Fund's investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests; (iv) foreign taxation; (v) the absence of developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property; (vi) the absence, until recently in certain Eastern European countries, of a capital market structure or market-oriented economy; and (vii) the possibility that recent favorable economic developments in Eastern Europe may be slowed or reversed by unanticipated political or social events in such countries.

         In addition, many countries in which a Fund may invest have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had any may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some developing countries may differ favorably or unfavorably from the United States economy in such respects as growth of gross domestic product, rate of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Investments in Eastern European countries may involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation, and there can be no assurance that such expropriation will not occur in the future. In the event of such expropriation, a Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain Eastern European currencies may be convertible into United States dollars, the conversion rates may be artificial to the actual market values and may be adverse to a Fund's Shareholders.


         Investing in Russian companies involves a high degree of risk and special considerations not typically associated with investing in the United States securities markets, and should be considered highly speculative. Such risks include: (1) delays in settling portfolio transactions and risk of loss arising out of Russia's system of share registration and custody; (2) the risk that it may be impossible or more difficult than in other countries to obtain and/or enforce a judgment; (3) pervasiveness of corruption and crime in the Russian economic system; (4) currency exchange rate volatility and the lack of available currency hedging instruments; (5) higher rates of inflation (including the risk of social unrest associated with periods of hyper-inflation); (6) controls on foreign investment and local practices disfavoring foreign investors and limitations on repatriation of invested capital, profits and dividends, and on a Fund's ability to exchange local currencies for U.S. dollars; (7) the risk that the government of Russia or other executive or legislative bodies may decide not to continue to support the economic reform programs implemented since the dissolution of the Soviet Union and could follow radically different political and/or economic policies to the detriment of investors, including non-market-oriented policies such as the support of certain industries at the expense of other sectors or investors, or a return to the centrally planned economy that existed prior to the dissolution of the Soviet Union; (8) the financial condition of Russian companies, including large amounts of inter-company debt which may create a payments crisis on a national scale; (9) dependency on exports and the corresponding importance of international trade; (10) the risk that the Russian tax system will not be reformed to prevent inconsistent, retroactive and/or exorbitant taxation; and
(11) possible difficulty in identifying a purchaser of securities held by a Fund due to the underdeveloped nature of the securities markets.

         There is little historical data on Russian securities markets because they are relatively new and a substantial proportion of securities transactions in Russia are privately negotiated outside of stock exchanges. Because of the recent formation of the securities markets as well as the underdeveloped state of the banking and telecommunications systems, settlement, clearing and registration of securities transactions are subject to significant risks. Ownership of shares (except where shares are held through depositories that meet the requirements of the 1940 Act) is defined according to entries in the company's share register and normally evidenced by extracts from the register or by formal share certificates. However, there is no central registration system for shareholders and these services are carried out by the companies themselves or by registrars located throughout Russia. These registrars are not necessarily subject to effective state supervision and it is possible for a Fund to lose its registration through fraud, negligence or even mere oversight. While a Fund will endeavor to ensure that its interest continues to be appropriately recorded either itself or through a custodian or other agent inspecting the share register and by obtaining extracts of share registers through regular confirmations, these extracts have no legal enforceability and it is possible that subsequent illegal amendment or other fraudulent act may deprive the Fund of its ownership rights or improperly dilute its interests. In addition, while applicable Russian regulations impose liability on registrars for losses resulting from their errors, it may be difficult for a Fund to enforce any rights it may have against the registrar or issuer of the securities in the event of loss of share registration. Furthermore, although a Russian public enterprise with more than 1,000 shareholders is required by law to contract out the maintenance of its shareholder register to an independent entity that meets certain criteria, in practice this regulation has not always been strictly enforced. Because of this lack of independence, management of a company may be able to exert considerable influence over who can purchase and sell the company's shares by illegally instructing the registrar to refuse to record transactions in the share register. This practice may prevent a Fund from investing in the securities of certain Russian companies deemed suitable by the Investment Manager. Further, this also could cause a delay in the sale of Russian company securities by a Fund if a potential purchaser is deemed unsuitable, which may expose the Fund to potential loss on the investment.


         Each Fund endeavors to buy and sell foreign currencies on as favorable a basis as practicable. Some price spread in currency exchange (to cover service charges) will be incurred, particularly when a Fund changes investments from one country to another or when proceeds of the sale of Shares in U.S. dollars are used for the purchase of securities in foreign countries. Also, some countries may adopt policies which would prevent a Fund from transferring cash out of the country or withhold portions of interest and dividends at the source. There is the possibility of cessation of trading on national exchanges, expropriation, nationalization or confiscatory taxation, withholding and other foreign taxes on income or other amounts, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability, or diplomatic developments which could affect investments in securities of issuers in foreign nations.

         Either Fund may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments. Some countries in which a Fund may invest may also have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which a Fund's portfolio securities are denominated may have a detrimental impact on that Fund. Through the flexible policy of the Funds, the Investment Manager endeavors to avoid unfavorable consequences and to take advantage of favorable developments in particular nations where from time to time it places the investments of either Fund.

         The exercise of this flexible policy may include decisions to purchase securities with substantial risk characteristics and other decisions such as changing the emphasis on investments from one nation to another and from one type of security to another. Some of these decisions may later prove profitable and others may not. No assurance can be given that profits, if any, will exceed losses.


         The Directors consider at least annually the likelihood of the imposition by any foreign government of exchange control restrictions which would affect the liquidity of either Fund's assets maintained with custodians in foreign countries, as well as the degree of risk from political acts of foreign governments to which such assets may be exposed. ^The Directors also consider the degree of risk involved through the holding of portfolio securities in domestic and foreign securities depositories (see "Investment Management and Other Services --Custodian and Transfer Agent"). However, in the absence of willful misfeasance, bad faith or gross negligence on the part of the Investment Manager, any losses resulting from the holding of either Fund's portfolio securities in foreign countries and/or with securities depositories will be at the risk of the Shareholders. No assurance can be given that the Directors' appraisal of the risks will always be correct or that such exchange control restrictions or political acts of foreign governments might not occur.


         There are additional risks involved in stock index futures transactions. These risks relate to World Fund's ability to reduce or eliminate its futures positions, which will depend upon the liquidity of the secondary markets for such futures. World Fund intends to purchase or sell futures only on exchanges or boards of trade where there appears to be an active secondary market, but there is no assurance that a liquid secondary market will exist for any particular contract at any particular time. Use of stock index futures for hedging may involve risks because of imperfect correlations between movements in the prices of the stock index futures on the one hand and movements in the prices of the securities being hedged or of the underlying stock index on the other. Successful use of stock index futures by World Fund for hedging purposes also depends upon the Investment Manager's ability to predict correctly movements in the direction of the market, as to which no assurance can be given.

         There are several risks associated with transactions in options on securities indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. There can be no assurance that a liquid market will exist when World Fund seeks to close out an option position. If World Fund were unable to close out an option that it had purchased on a securities index, it would have to exercise the option in order to realize any profit or the option may expire worthless. If trading were suspended in an option purchased by World Fund, it would not be able to close out the option. If restrictions on exercise were imposed, World Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by World Fund is covered by an option on the same index purchased by World Fund, movements in the index may result in a loss to World Fund; however, such losses may be mitigated by changes in the value of World Fund's securities during the period the option was outstanding.


         TRADING POLICIES. The Investment Manager and its affiliated companies serve as investment adviser to other investment companies and private clients. Accordingly, the respective portfolios of certain of these funds and clients may contain many or some of the same securities. When certain funds or clients are engaged simultaneously in the purchase or sale of the same security, the trades may be aggregated for execution and then allocated in a manner designed to be equitable to each party. The larger size of the transaction may affect the price of the security and/or the quantity which may be bought or sold for each party. If the transaction is large enough, brokerage commissions in certain countries may be negotiated below those otherwise chargeable.


         Sale or purchase of securities, without payment of brokerage commissions, fees (except customary transfer fees) or other remuneration in connection therewith, may be effected between any of these funds, or between funds and private clients, under procedures adopted pursuant to Rule 17a-7 under the 1940 Act.

         PERSONAL SECURITIES TRANSACTIONS. Access persons of the Franklin Templeton Group, as defined in SEC Rule 17(j) under the 1940 Act, who are employees of Franklin Resources, Inc. or their subsidiaries, are permitted to engage in personal securities transactions subject to the following general restrictions and procedures: (1) The trade must receive advance clearance from a

Compliance  Officer and must be completed  within 24 hours after this clearance;
(2) Copies of all brokerage confirmations must be sent to the Compliance Officer and within 10 days after the end of each calendar quarter, a report of all securities transactions must be provided to the Compliance Officer; (3) In addition to items (1) and (2), access persons involved in preparing and making investment decisions must file annual reports of their securities holdings each January and also inform the Compliance Officer (or other designated personnel) if they own a security that is being considered for a fund or other client transaction or if they are recommending a security in which they have an ownership interest for purchase or sale by a fund or other client.

                                             MANAGEMENT OF THE COMPANY

         The name, address, principal occupation during the past five years and other information with respect to each of the Directors and Executive Officers of the Company are as follows:


NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH COMPANY                                 DURING PAST FIVE YEARS

HARRIS J. ASHTON
Metro Center
1 Station Place
Stamford, Connecticut
  Director

Chairman of the Board, president
and chief executive officer of
General Host Corporation (nursery
and craft centers); and a director
of RBC Holdings (U.S.A.) Inc. (a
bank holding company) and Bar-S
Foods. Age 63.


NICHOLAS F. BRADY*
The Bullitt House
102 East Dover Street
Easton, Maryland

  Director Chairman of Templeton Emerging Markets Investment Trust PLC; chairman of Templeton Latin America Investment Trust PLC; chairman of Darby Overseas Investments, Ltd. (an investment firm) (1994- present); director of the Amerada Hess Corporation, Capital Cities/ABC, Inc., Christiana Companies, and the H.J. Heinz Company; Secretary of the United States Department of the Treasury
(1988-January 1993); and chairman of the board of Dillon, Read & Co. Inc. (investment banking) prior thereto. Age 65.

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH COMPANY                                 DURING PAST FIVE YEARS

F. BRUCE CLARKE
19 Vista View Blvd.
Thornhill, Ontario
  Director
Retired; formerly, credit adviser for the National Bank of Canada.

Age 85.


HASSO-G VON DIERGARDT-NAGLO
R.R. 3
Stouffville, Ontario
  Director

Farmer; and president of Clairhaven
Investments, Ltd. and other private
investment companies. Age 79.


S. JOSEPH FORTUNATO

200 Campus Drive
Florham Park, New Jersey

  Director
Member of the law firm of Pitney,

Hardin, Kipp & Szuch; and a
director of General Host
Corporation.  Age 63.

JOHN Wm. GALBRAITH
360 Central Avenue
Suite 1300
St. Petersburg, Florida
  Director
President of Galbraith Properties,
Inc. (personal investment company);
director of Gulfwest Banks, Inc.
(bank holding company) (1995-
present) and Mercantile Bank (1991-
present); vice chairman of
Templeton, Galbraith & Hansberger
Ltd. (1986-1992); and chairman of
Templeton Funds Management, Inc.
(1974-1991). Age 74.


ANDREW H. HINES, JR.
150 2nd Avenue N.
St. Petersburg, Florida
  Director Consultant for the Triangle Consulting Group; chairman of the board and chief executive officer of Florida Progress Corporation (1982-February 1990) and director of various of its subsidiaries; chairman and director of Precise Power Corporation; executive-in-residence of Eckerd College (1991- present); and a director of Checkers Drive-In Restaurants, Inc.

Age 72.

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH COMPANY                                 DURING PAST FIVE YEARS

CHARLES B. JOHNSON*
777 Mariners Island Blvd.
San Mateo, California
  Chairman of the Board
  and Vice President

President, chief executive officer, and director of Franklin Resources, Inc.; chairman of the board and director of Franklin Advisers, Inc. and Franklin Templeton Distributors, Inc.; director of Franklin Administrative Services, Inc., General Host Corporation, and Templeton Global Investors, Inc.; and officer and director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin and of 55 of the investment companies in the Franklin Templeton Group. Age 62.


RUPERT H. JOHNSON, JR.*
777 Mariners Island Blvd.
San Mateo, California

  Director Executive vice president and director of Franklin Resources, Inc.; president and director of Franklin Advisers, Inc.; executive vice president and director of Franklin Templeton Distributors, Inc.; director of Franklin Administrative Services, Inc.; and officer and/or director, trustee or managing general partner, as the case may be, of most other subsidiaries of Franklin, and of 42 of the investment companies in the Franklin Templeton Group. Age 55.





BETTY P. KRAHMER
2201 Kentmere Parkway
Wilmington, Delaware
  Director







Director or trustee of various
civic associations; formerly,
economic analyst, U.S. Government.

Age 66

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH COMPANY                                 DURING PAST FIVE YEARS

GORDON S. MACKLIN
8212 Burning Tree Road
Bethesda, Maryland
  Director

Chairman of White River Corporation (information services); director of Fund America Enterprises Holdings, Inc., Lockheed Martin Corporation, MCI Communications Corporation, Fusion Systems Corporation, Infovest Corporation, and Medimmune, Inc.; formerly, chairman of Hambrecht and Quist Group; director of H&Q Healthcare Investors; and president of the National Association of Securities Dealers, Inc. Age 67.


FRED R. MILLSAPS
2665 NE 37th Drive
Fort Lauderdale, Florida
  Director

Manager of personal investments (1978-present); chairman and chief executive officer of Landmark Banking Corporation (1969-1978); financial vice president of Florida Power and Light (1965-1969); vice president of The Federal Reserve Bank of Atlanta (1958-1965); and a director of various other business and nonprofit organizations. Age 66.


MARK G. HOLOWESKO
Lyford Cay
Nassau, Bahamas
  President

President and director of Templeton Global Advisors Limited; director of global equity research for Templeton Worldwide, Inc.; president or vice president of the Templeton Funds; formerly, investment administrator with Roy West Trust Corporation (Bahamas) Limited (1984-1985). Age 35.

NAME, ADDRESS AND                                    PRINCIPAL OCCUPATION
OFFICES WITH COMPANY                                 DURING PAST FIVE YEARS

MARTIN L. FLANAGAN
777 Mariners Island Blvd.
San Mateo, California

  Vice President Senior vice president, treasurer and chief financial officer of Franklin Resources, Inc.; director and executive vice president of Templeton
Investment Counsel, Inc.; director, president and chief executive officer of Templeton Global Investors, Inc.; president or vice president of various Templeton Funds; director or trustee of six Templeton Funds; accountant, Arthur Andersen & Company (1982-1983); and a member of the International Society of Financial Analysts and the American Institute of Certified Public Accountants. Age 35.


JOHN R. KAY
500 East Broward Blvd.
Fort Lauderdale, Florida

  Vice President Vice president of the Templeton Funds; vice president and treasurer of Templeton Global Investors, Inc. and Templeton Worldwide, Inc.; assistant vice president of Franklin Templeton Distributors, Inc.; formerly, vice president and controller of the Keystone Group, Inc. Age 55.


JAMES R. BAIO
500 East Broward Blvd.
Fort Lauderdale, Florida

  Treasurer Certified public accountant; treasurer of the Templeton Funds; senior vice president of Templeton Worldwide, Inc., Templeton Global Investors, Inc., and Templeton Funds Trust Company; formerly, senior tax manager of Ernst & Young (certified public accountants) (1977-1989). Age 41.

THOMAS M. MISTELE
700 Central Avenue
St. Petersburg, Florida
  Secretary

Senior vice president of Templeton Global Investors, Inc.; vice president of Franklin Templeton Distributors, Inc.; formerly, secretary of the Templeton Funds; attorney, Dechert Price & Rhoads (1985-1988) and Freehill, Hollingdale & Page (1988); and judicial clerk, U.S. District Court (Eastern District of Virginia) (1984-1985). Age 42.




JEFFREY L. STEELE
1500 K Street, N.W.
Washington, D.C.
  Assistant Secretary
Partner, Dechert Price & Rhoads.

Age 50.


--------------------


* These Directors are "interested persons" of the Company as that term is defined in the 1940 Act. Mr. Brady and Franklin Resources, Inc. are limited partners of Darby Overseas Partners, L.P. ("Darby Overseas"). Mr. Brady established Darby Overseas in February, 1994, and is Chairman and a shareholder of the corporate general partner of Darby Overseas. In addition, Darby Overseas and Templeton Global Advisors Limited are limited partners of

         Darby Emerging Markets Fund, L.P.  ^


         There are no family relationships between any of the Directors, except that Messrs. Charles B. Johnson and Rupert H.
Johnson, Jr. are brothers.



                                               DIRECTOR COMPENSATION

         All of the Company's Officers and Directors also hold positions with other investment companies in the Franklin Templeton Group. No compensation is paid by the Company to any officer or Director who is an officer, trustee or employee of the Investment Manager or its affiliates. Each Templeton Fund pays its independent directors and trustees and Mr. Brady an annual retainer and/or fees for attendance at Board and Committee meetings, the amount of which is based on the level of assets in each fund. Accordingly, ^ the Company currently pays the independent Directors and Mr. Brady an annual retainer of $12,500 and a fee of $950 per meeting attended of the Board and its Committees. The independent Directors and Mr. Brady are reimbursed for any expenses incurred in attending meetings, paid pro rata by each Franklin Templeton Fund in which they serve. No pension or retirement benefits are accrued as part of Company expenses.

         The following table shows the total compensation paid to the Directors by the Company and by all investment companies in the Franklin Templeton Group^:


                                                                   Number of          Total Compensation
                               Aggregate                     Franklin Templeton        from  all  Fund in

Name of                    CompensatFund                    Boards on which            Franklin Templeton
DIRECTOR                   FROM THE COMPANY*                  DIRECTOR SERVES              GROUP**
--------                   -----------------------------------------------------------------------
Harris J. Ashton                     $14,225                       57                      $ 239,025
Nicholas F. Brady                     14,225                       24                         98,225
F. Bruce Clarke                       16,225                       20                         83,350
Hasso G. von Diergardt-Naglo          14,225                       20                         77,350
S. Joseph Fortunato                   14,225                       59                        255,845
John Wm. Galbraith                     4,075                       23                         70,100
Andrew H. Hines, Jr.                  16,225                       24                        106,325
Betty P. Krahmer                      14,225                       24                         93,475
Gordon S. Macklin                     14,225                       54                        230,625
Fred R. Millsaps                      16,225                       24                        104,325


---------------


*        For the fiscal year ended August 31, 1995.
**       For the calendar year ended December 31, 1995




                                              PRINCIPAL SHAREHOLDERS


         As of December 1, 1995, there were 394,994,390 World Fund Shares outstanding, of which 912,183 Shares (or 0.231% of the total outstanding World Fund Shares) were owned beneficially by all the Directors and Officers of the Company as a group. As of December 1, 1995, no person owned of record or, to the knowledge of management, owned beneficially of record, 5% or more of the outstanding World Fund-Class I Shares, and no person owned of record or, to the knowledge of management, owned beneficially, 5% or more of the outstanding World Fund-Class II Shares, except Merrill Lynch, Pierce, Fenner & Smith, Inc., 4800 Deer Lake Drive East, Jacksonville, Florida 32246-6484 owned of record 145,954 Shares (representing 14% of the outstanding Shares). As of December 1, 1995, there were 790,763,336 Foreign Fund Shares outstanding, of which 653,565 Shares (or 0.083% of the total outstanding Foreign Fund Shares) were owned beneficially by all the Directors and officers of the Company as a group. As of December 1, 1995, to the knowledge of management, no person owned beneficially of record 5% or more of the outstanding Foreign Fund-Class I Shares, except Merrill Lynch, Pierce, Fenner & Smith, Inc., 4800 Deer Lake Drive East, P.O. Box 45286, Jacksonville, Florida 32246-6484 owned of record 48,828,748 Shares (representing 6% of the outstanding Shares) and no person owned beneficially 5% or more of the outstanding Foreign Fund-Class II Shares, except Merrill Lynch, Pierce, Fenner & Smith, Inc., 4800 Deer Lake Drive East, P.O. Box 45286, Jacksonville, Florida 32246-6484 owned 3,858,566 Shares (representing 25% of the outstanding Shares).


                                     INVESTMENT MANAGEMENT AND OTHER SERVICES


         INVESTMENT MANAGEMENT AGREEMENTS. The Investment Manager of each Fund is Templeton Global Advisors Limited, a Bahamian corporation with offices in Nassau, Bahamas. On October 30, 1992, the Investment Manager assumed the investment management duties of Templeton, Galbraith & Hansberger Ltd. ("Old TGH"), a Cayman Islands corporation, with respect to the Funds in connection with the merger of the business of Old TGH with that of Franklin Resources, Inc. ("Franklin"). The Investment Management Agreements between the Investment Manager and the Company on behalf of World Fund and Foreign Fund, dated October 30, 1992, amended and restated December 6, 1994, was approved by the Shareholders of each Fund on October 30, 1992, and was last approved by the Board of Directors, including approval by a majority of the Directors who were not parties to the Investment Management Agreements or interested persons of any such party, at a meeting on December 5, 1995 and will continue through December 31, 1996.


         The Investment Management Agreements will continue from year to year thereafter, subject to approval annually by the Board of Directors or by vote of a majority of the outstanding Shares of each Fund (as defined in the 1940 Act) and also, in either event, with the approval of a majority of those Directors who are not parties to the Agreements or interested persons of any such party in person at a meeting called for the purpose of voting on such approval.

         Each Investment Management Agreement requires the Investment Manager to manage the investment and reinvestment of each Fund's assets. The Investment Manager is not required to furnish any personnel, overhead items or facilities for the Funds, including daily pricing or trading desk facilities, although such expenses are paid by investment advisers of some other investment companies. These expenses have been and may continue to be borne by the Funds.

         Each Investment Management Agreement provides that the Investment Manager will select brokers and dealers for execution of each Fund's portfolio transactions consistent with the Company's brokerage policies (see "Brokerage Allocation"). Although the services provided by broker-dealers in accordance with the brokerage policies incidentally may help reduce the expenses of or otherwise benefit the Investment Manager and other investment advisory clients of the Investment Manager and of its affiliates, as well as the Funds, the value of such services is indeterminable and the Investment Manager's fee is not reduced by any offset arrangement by reason thereof.


         The Investment Manager renders its services to the Funds from outside the United States. When the Investment Manager determines to buy or sell the same securities for a Fund that the Investment Manager or certain of its affiliates have selected for one or more of the Investment Manager's other clients or for clients of its affiliates, the orders for all such securities trades may be placed for execution by methods determined by the Investment Manager, with approval by the Company's Board of Directors, to be impartial and fair, in order to seek good results for all parties (see "Investment Objectives and Policies--Trading Policies"). Records of securities transactions of persons who know when orders are placed by a Fund are available for inspection at least four times annually by the Compliance Officer of the Company so that the non-interested Directors (as defined in the 1940 Act) can be satisfied that the procedures are generally fair and equitable for all parties.

         The Investment Manager also provides management services to numerous other investment companies or funds and accounts pursuant to management agreements with each fund or account. The Investment Manager may give advice and take action with respect to any of the other funds and accounts it manages, or for its own account, which may differ from action taken by the Investment Manager on behalf of a Fund. Similarly, with respect to a Fund, the Investment Manager is not obligated to recommend, purchase or sell, or to refrain from recommending, purchasing or selling any security that the Investment Manager and access persons, as defined by the 1940 Act, may purchase or sell for its or their own account or for the accounts of any other fund or account. Furthermore, the Investment Manager is not obligated to refrain from investing in securities held by a Fund or other funds or accounts which it manages or administers. Any transactions for the accounts of the Investment Manager and other access persons will be made in compliance with the Company's Code of Ethics as described in section "Investment Objectives and Policies --
Personal Securities Transactions."


         Each Investment Management Agreement further provides that the Investment Manager shall have no liability to the Company, a Fund or any Shareholder of a Fund for any error of judgment, mistake of law, or any loss arising out of any investment or other act or omission in the performance by the Investment Manager of its duties under the Agreement or for any loss or damage resulting from the imposition by any government of exchange control restrictions which might affect the liquidity of a Fund's assets, or from acts or omissions of custodians or securities depositories, or from any wars or political acts of any foreign governments to which such assets might be exposed, except for any liability, loss or damage resulting from willful misfeasance, bad faith or gross negligence on the Investment Manager's part or reckless disregard of its duties under the Investment Management Agreement. Each Investment Management Agreement will terminate automatically in the event of its assignment, and may be terminated by the Company on behalf of a Fund at any time without payment of any penalty on 60 days' written notice, with the approval of a majority of the Directors of the Company in office at the time or by vote of a majority of the outstanding Shares of a Fund (as defined by the 1940 Act).


         MANAGEMENT FEES. For its services, each Fund pays the Investment Manager a monthly fee equal on an annual basis to 0.75% of the average daily net assets of the Fund up to the first $200,000,000, reduced to a fee of 0.675% of such average daily net assets in excess of $200,000,000 up to $1,300,000,000, and further reduced to a fee of 0.60% of such average daily net assets in excess of $1,300,000,000. Each class of Shares pays a portion of the fee, determined by the proportion of the Fund that it represents. During the fiscal years ended August 31, 1995, 1994 and 1993, the Investment Manager received fees from World Fund of $33,261,874, $31,051,062, and $25,931,668, respectively, and from
Foreign  Fund  of  $36,110,792,  $23,889,119,  and  $12,676,159,   respectively,
pursuant to the Investment Management Agreements.


         The amount of such fee would be reduced by the amount by which a Fund's annual expenses for all purposes (including the investment management fee) except taxes, brokerage fees and commissions, and extraordinary expenses such as litigation, exceed any applicable state regulations. The strictest rule currently applicable to a Fund is 2.5% of the first $30,000,000 of net assets, 2.0% of the next $70,000,000 of net assets and 1.5% of the remainder.

         THE INVESTMENT MANAGER. The Investment Manager is an indirect wholly owned subsidiary of Franklin, a publicly traded company whose shares are listed on the NYSE. Charles B. Johnson (a Director and Officer of the Fund) and Rupert H. Johnson, Jr. (a Director of the Fund) are principal shareholders of Franklin and own, respectively, approximately 20% and 16% of its outstanding shares. Messrs. Charles B. Johnson and Rupert H.

Johnson, Jr. are brothers.

         BUSINESS MANAGER. Templeton Global Investors, Inc. performs certain administrative functions for the Company including:

         o providing office space, telephone, office equipment and supplies for the Company;

         o         paying all compensation of the Company's officers;

         o authorizing expenditures and approving bills for payment on behalf of the Company;

         o supervising preparation of annual and semiannual reports to Shareholders, notices of dividends, capital gain distributions and tax credits, and attending to correspondence and other communications with individual Shareholders;

         o daily pricing of each Fund's investment portfolio and preparing and supervising publication of daily quotations of the bid and asked prices of each Fund's Shares, earnings reports and other financial data;

         o monitoring relationships with organizations serving the Company, including the custodian and printers;

         o         providing trading desk facilities to the Company;

        o supervising compliance by the Company and each Fund with recordkeeping requirements under the 1940 Act and regulations thereunder, and with state regulatory requirements; maintaining books and records for the Company and each Fund (other than those maintained by the Custodian and Transfer Agent); and preparing and filing tax reports other than the Funds' income tax returns;

         o monitoring the qualifications of the tax-deferred retirement plans offered by the Company; and

         o providing executive, clerical and secretarial help needed to carry out these responsibilities.

         For its services, the Business Manager receives a monthly fee equal on an annual basis to 0.15% of the first $200,000,000 of the Company's aggregate average daily net assets (I.E., total of World Fund and Foreign Fund), reduced to 0.135% annually of the Company's aggregate net assets in excess of $200,000,000, further reduced to 0.1% annually of such net assets in excess of $700,000,000, and further reduced to a fee of 0.075% annually of such net assets in excess of $1,200,000,000. The fee is allocated between World Fund and Foreign Fund according to their respective average daily net assets. Each class of Shares pays a portion of the fee, determined by the proportion of the Fund that it represents. Since the Business Manager's fee covers services often provided by investment advisers to other funds, each Fund's combined expenses for advisory and administrative services may be higher than those of other investment companies. During the fiscal years ended August 31, 1995, 1994, and 1993, the Business Manager (and, prior to April 1, 1993, Templeton Funds Management, Inc., the previous business manager) received business management fees of $8,965,630, $7,161,271, and $5,119,730, respectively.


         The Business Manager is relieved of liability to the Company for any act or omission in the course of its performance under the Business Management Agreement in the absence of willful misfeasance, bad faith or gross negligence. The Business Management Agreement may be terminated by the Company at any time on 60 days' written notice without payment of penalty, provided that such termination by the Company shall be directed or approved by vote of a majority of the Directors of the Company in office at the time or by vote of a majority of the outstanding voting securities of the Company (as defined by the 1940
Act), and shall terminate automatically and immediately in the event of its assignment.

         Templeton Global Investors, Inc. is an indirect wholly owned subsidiary of Franklin.

         CUSTODIAN AND TRANSFER AGENT. The Chase Manhattan Bank, N.A. serves as Custodian of the Funds' assets, which are maintained at the Custodian's principal office, MetroTech Center, Brooklyn, New York 11245, and at the offices of its branches and agencies throughout the world. The Custodian has entered into agreements with foreign sub-custodians approved by the Directors pursuant to Rule 17f-5 under the 1940 Act. The Custodian, its branches and sub-custodians generally do not hold certificates for the securities in their custody, but instead have book records with domestic and foreign securities depositories, which in turn have book records with the transfer agents of the issuers of the securities. Compensation for the services of the Custodian is based on a schedule of charges agreed on from time to time.

         Franklin Templeton Investor Services, Inc. serves as the Company's Transfer Agent. Services performed by the Transfer Agent include processing purchase, transfer and redemption orders; making dividend payments, capital gain distributions and reinvestments; and handling all routine communications with Shareholders. The Transfer Agent receives from the Company an annual fee of $13.74 per Shareholder account plus out-of-pocket expenses, such fee to be adjusted each year to reflect changes in the Department of Labor Consumer Price Index.

         LEGAL COUNSEL. Dechert Price & Rhoads, 1500 K Street, N.W., Washington, D.C. 20005, is legal counsel for the Company.

         INDEPENDENT ACCOUNTANTS. The firm of McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, serves as independent accountants for the Company. Its audit services comprise examination of the Funds' financial statements and review of the Funds' filings with the Securities and Exchange Commission ("SEC") and the Internal Revenue Service ("IRS").


         REPORTS TO SHAREHOLDERS. The Company's fiscal year ends on August 31. Shareholders will be provided at least semiannually with reports showing the portfolio of each Fund and other information, including an annual report with financial statements audited by the independent accountants. Shareholders who would like to receive an interim quarterly report may phone the Fund Information Department at 1-800/DIAL BEN.


                                               BROKERAGE ALLOCATION

         The Investment Management Agreements provide that the Investment Manager is responsible for selecting members of securities exchanges, brokers and dealers (such members, brokers and dealers being hereinafter referred to as "brokers") for the execution of the Company's portfolio transactions and, when applicable, the negotiation of commissions in connection therewith. All decisions and placements are made in accordance with the following principles:

         1.       Purchase and sale orders will usually be placed with
                  brokers who are selected by the Investment Manager as
                  able to achieve "best execution" of such orders. "Best execution" means prompt and reliable execution at the most favorable securities price, taking into account
                  the other provisions hereinafter set forth.  The
                  determination of what may constitute best execution and
                  price in the execution of a securities transaction by a
                  broker involves a number of considerations, including
                  without limitation, the overall direct net economic
                  result to a Fund (involving both price paid or received
                  and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, and the financial strength and stability of the broker. Such considerations are judgmental and are weighed by the Investment Manager in determining the overall reasonableness of brokerage commissions.

         2. In selecting brokers for portfolio transactions, the Investment Manager takes into account its past experience as to brokers qualified to achieve "best execution," including brokers who specialize in any foreign securities held by a Fund.

         3.       The Investment Manager is authorized to allocate
                  brokerage business to brokers who have provided
                  brokerage and research services, as such services are
                  defined in Section 28(e) of the Securities Exchange Act
                  of 1934 (the "1934 Act"), for the Company and/or other accounts, if any, for which the Investment Manager exercises investment discretion (as defined in Section 3(a)(35) of the 1934 Act) and, as to transactions as to which fixed minimum commission rates are not
                  applicable, to cause a Fund to pay a commission for
                  effecting a securities transaction in excess of the
                  amount another broker would have charged for effecting
                  that transaction, if the Investment Manager determines
                  in good faith that such amount of commission is
                  reasonable in relation to the value of the brokerage
                  and research services provided by such broker, viewed
                  in terms of either that particular transaction or the Investment Manager's overall responsibilities with respect to the Company and the other accounts, if any,
                  as to which it exercises investment discretion.  In
                  reaching such determination, the Investment Manager is
                  not required to place or attempt to place a specific
                  dollar value on the research or execution services of a
                  broker or on the portion of any commission reflecting
                  either of said services. In demonstrating that such determinations were made in good faith, the Investment
                  Manager shall be prepared to show that all commissions
                  were allocated and paid for purposes contemplated by
                  the Company's brokerage policy; that commissions were
                  paid only for products or services which provide lawful
                  and appropriate assistance to the Investment Manager in
                  the performance of its investment decision-making responsibilities; and that the commissions paid were within a reasonable range.  The determination that
                  commissions were within a reasonable range shall be based on any available information as to the level of commissions known to be charged by other brokers on comparable transactions, but there shall be taken into account the Company's policies that
                  (i) obtaining a low commission is deemed secondary to obtaining a favorable securities price, since it is recognized that usually it is more beneficial to a Fund to obtain a favorable price than to pay the lowest commission; and (ii) the quality, comprehensiveness and frequency of research studies which are provided for the Company and the Investment Manager are useful to the Investment Manager in performing its advisory services under its Investment Management Agreements with the Company. Research services provided by brokers to the Investment Manager are considered to be in addition to, and not in lieu of, services required to be performed by the Investment Manager under its Investment Management Agreements. Research furnished by brokers through whom the Company effects securities transactions may be used by the Investment Manager for any of its accounts, and not all such research may be used by the Investment Manager for the Company. When execution of portfolio transactions is allocated to brokers trading on exchanges with fixed brokerage commission rates, account may be taken of various services provided by the broker, including quotations outside the United States for daily pricing of foreign securities held in a Fund's portfolio.

         4. Purchases and sales of portfolio securities within the United States other than on a securities exchange shall be executed with primary market makers acting as principal except where, in the judgment of the Investment Manager, better prices and execution may be obtained on a commission basis or from other sources.

         5.       Sales of the Funds' Shares (which shall be deemed to
                  include also shares of other investment companies
                  registered under the 1940 Act which have either the
                  same investment adviser or an investment adviser
                  affiliated with the Funds' Investment Manager) made by
                  a broker are one factor among others to be taken into
                  account in deciding to allocate portfolio transactions (including agency transactions, principal transactions, purchases in underwritings or tenders in response to tender offers) for the account of a Fund to that
                  broker; provided that the broker shall furnish "best execution" as defined in paragraph 1 above, and that such allocation shall be within the scope of a Funds
                  policies as stated above; and provided further, that in every allocation made to a broker in which the sale of Shares is taken into account there shall be no increase in the amount of the commissions or other compensation paid to such broker
                  beyond  a   reasonable   commission   or  other   compensation
                  determined, as set forth in paragraph 3 above, on the basis of best execution alone or best execution plus research services, without taking account of or placing any value upon such sale of Shares.


         Insofar as known to management, no Director or officer of the Company, nor the Investment Manager or the Principal Underwriter or any person affiliated with any of them, has any material direct or indirect interest in any broker employed by or on behalf of the Company for either World Fund or Foreign Fund. Franklin Templeton Distributors, Inc., the Principal Underwriter for the Company, is a registered broker-dealer but has never executed any purchase or sale transactions for either Fund's portfolio or participated in commissions on any such transactions, and has no intention of doing so in the future. The total brokerage commissions on World Fund's portfolio transactions during the fiscal years ended August 31, 1995, 1994, and 1993 (not including any spreads or concessions on principal transactions) were $8,042,091, $6,895,789, and $4,751,804. The total brokerage commissions on Foreign Fund's portfolio transactions during the fiscal years ended August 31, 1995, 1994, and 1993 (not including any spreads or concessions on principal transactions) were $11,925,138, $7,329,697, and $3,185,372. All portfolio transactions are allocated to broker-dealers only when their prices and execution, in the good faith judgment of the Investment Manager, are equal to the best available within the scope of the Company's policies. There is no fixed method used in determining which broker-dealers receive which order or how many orders.


                                    PURCHASE, REDEMPTION AND PRICING OF SHARES

         The Prospectuses describe the manner in which the Funds'
Shares may be purchased and redeemed. See "How to Buy Shares of the Fund" and "How to Sell Shares of the Fund."

         Net asset value is determined separately for each Fund. Net asset value per Share is determined as of the scheduled closing of the NYSE (generally 4:00 p.m., New York time), every Monday through Friday (exclusive of national business holidays). The Company's offices will be closed, and net asset value will not be calculated, on those days on which the NYSE is closed, which currently are: New Year's Day, Presidents' Day, Good Friday,

Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day.

         Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business in New York on each day on which the NYSE is open. Trading of European or Far Eastern securities generally, or in a particular country or countries, may not take place on every New York business day. Furthermore, trading takes place in various foreign markets on days which are not business days in New York and on which a Fund's net asset value is not calculated. Each Fund calculates net asset value per Share, and therefore effects sales, redemptions and repurchases of its Shares, as of the close of the NYSE once on each day on which that Exchange is open. Such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation and if events occur which materially affect the value of those foreign securities, they will be valued at fair market value as determined by the management and approved in good faith by the Board of Directors.

         The Board of Directors may establish procedures under which a Fund may suspend the determination of net asset value for the whole or any part of any period during which (1) the NYSE is closed other than for customary weekend and holiday closings, (2) trading on the NYSE is restricted, (3) an emergency exists as a result of which disposal of securities owned by either Fund is not reasonably practicable or it is not reasonably practicable for either Fund fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the holders of either Fund's Shares.

         OWNERSHIP AND AUTHORITY DISPUTES. In the event of disputes involving multiple claims of ownership or authority to control a Shareholder's account, each Fund has the right (but has no obligation) to: (1) freeze the account and require the written agreement of all persons deemed by the Fund to have a potential property interest in the account, prior to executing instructions regarding the account; or (2) interplead disputed funds or accounts with a court of competent jurisdiction. Moreover, the Funds may surrender ownership of all or a portion of an account to the IRS in response to a Notice of Levy.

         In  addition  to  the  special   purchase   plans   described   in  the
Prospectuses, other special purchase plans also are available:

         TAX-DEFERRED RETIREMENT PLANS.  Each Fund offers its
Shareholders the opportunity to participate in the following types of retirement plans:

         o For individuals whether or not covered by other qualified plans;

         o         For simplified employee pensions;

         o         For employees of tax-exempt organizations; and

         o For corporations, self-employed individuals and partnerships.

         Capital gains and income received by the foregoing plans generally are exempt from taxation until distribution from the plans. Investors considering participation in any such plan should review specific tax laws relating thereto and should consult their attorneys or tax advisers with respect to the establishment and maintenance of any such plan. Additional information, including the fees and charges with respect to all of these plans, is available upon request to the Principal Underwriter. No distribution under a retirement plan will be made until Franklin Templeton Trust Company ("FTTC") receives the participant's election on IRS Form W-4P (available on request from FTTC) and such other documentation as it deems necessary, as to whether or not U.S. income tax is to be withheld from such distribution.


         INDIVIDUAL RETIREMENT ACCOUNT (IRA). All individuals (whether or not covered by qualified private or governmental retirement plans) may purchase Shares of either Fund pursuant to an IRA. However, contributions to an IRA by an individual who is covered by a qualified private or governmental plan may not be tax-deductible depending on the individual's income. Custodial services for IRAs are available through FTTC. Disclosure statements summarizing certain aspects of IRAs are furnished to all persons investing in such accounts, in accordance with IRS regulations.


         SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRA). For employers who wish to establish a simplified form of employee retirement program investing in Shares of either Fund, there are available Simplified Employee Pensions invested in IRA Plans. Details and materials relating to these Plans will be furnished upon request to the Principal Underwriter.

         RETIREMENT PLAN FOR EMPLOYEES OF TAX-EXEMPT ORGANIZATIONS (403(B)). Employees of public school systems and certain types of charitable organizations may enter into a deferred compensation arrangement for the purchase of Shares of either Fund without being taxed currently on the investment. Contributions which are made by the employer through salary reduction are excludable from the gross income of the employee.

Such deferred compensation plans, which are intended to qualify under Section 403(b) of the Internal Revenue Code of 1986, as amended (the "Code"), are available through the Principal Underwriter. Custodian services are provided by FTTC.

         QUALIFIED PLAN FOR CORPORATIONS, SELF-EMPLOYED INDIVIDUALS AND PARTNERSHIPS. For employers who wish to purchase Shares of either Fund in conjunction with employee retirement plans, there is a prototype master plan which has been approved by the IRS. A "Section 401(k) plan" is also available. FTTC furnishes custodial services for these plans. For further details, including custodian fees and plan administration services, see the master plan and related material which is available from the Principal Underwriter.

         LETTER OF INTENT. Purchasers who intend to invest $50,000 or more in Class I Shares of the Funds or any other fund in the Franklin Group of Funds and the Templeton Family of Funds, except Templeton Capital Accumulator Fund, Inc., Templeton Variable Annuity Fund, Templeton Variable Products Series Fund, Franklin Valuemark Funds and Franklin Government Securities Trust (the "Franklin Templeton Funds"), within 13 months (whether in one lump sum or in installments, the first of which may not be less than 5% of the total intended amount and each subsequent installment not less than $25 unless the investor is a qualifying employee benefit plan (the "Benefit Plan"), including automatic investment and payroll deduction plans), and to beneficially hold the total amount of such Class I Shares fully paid for and outstanding simultaneously for at least one full business day before the expiration of that period, should execute a Letter of Intent ("LOI") on the form provided in the Shareholder Application in the Prospectus. Payment for not less than 5% of the total intended amount must accompany the executed LOI unless the investor is a Benefit Plan. Except for purchases of Shares by a Benefit Plan, those Class I Shares purchased with the first 5% of the intended amount stated in the LOI will be held as "Escrowed Shares" for as long as the LOI remains unfulfilled. Although the Escrowed Shares are registered in the investor's name, his full ownership of them is conditional upon fulfillment of the LOI. No Escrowed Shares can be redeemed by the investor for any purpose until the LOI is fulfilled or terminated. If the LOI is terminated for any reason other than fulfillment, the Transfer Agent will redeem that portion of the Escrowed Shares required and apply the proceeds to pay any adjustment that may be appropriate to the sales commission on all Class I Shares (including the Escrowed Shares) already purchased under the LOI and apply any unused balance to the investor's account. The LOI is not a binding obligation to purchase any amount of Shares, but its execution will result in the purchaser paying a lower sales charge at the appropriate quantity purchase level. A purchase not originally made pursuant to an LOI may be included under a subsequent LOI executed within 90 days of such purchase. In this case, an adjustment will be made at the end of 13 months from the effective date of the LOI at the net asset value per Share then in effect, unless the investor makes an earlier written request to the Principal Underwriter upon fulfilling the purchase of Shares under the LOI. In addition, the aggregate value of any Shares, including Class II Shares, purchased prior to the 90-day period referred to above may be applied to purchases under a current LOI in fulfilling the total intended purchases under the LOI. However, no adjustment of sales charges previously paid on purchases prior to the 90-day period will be made.


         If an LOI is executed on behalf of a benefit plan (such plans are described under "How to Buy Shares of the Fund -- Net Asset Value Purchases (Both Classes)" in the Prospectus), the level and any reduction in sales charge for these employee benefit plans will be based on actual plan participation and the projected investments in the Franklin Templeton Funds ^ under the LOI. Benefit Plans are not subject to the requirement to reserve 5% of the total intended purchase, or to any penalty as a result of the early termination of a plan, nor are Benefit Plans entitled to receive retroactive adjustments in price for investments made before executing LOIs.


         SPECIAL NET ASSET VALUE PURCHASES. As discussed in the Prospectus under "How to Buy Shares of the Fund -- Description of Special Net Asset Value Purchases," certain categories of investors may purchase Class I Shares of a Fund at net asset value (without a front-end or contingent deferred sales charge). Franklin Templeton Distributors, Inc. ("FTD") or one of its affiliates may make payments, out of its own resources, to securities dealers who initiate and are responsible for such purchases, as indicated below. FTD may make these payments in the form of contingent advance payments, which may require reimbursement from the securities dealers with respect to certain redemptions made within 12 months of the calendar month following purchase, as well as other conditions, all of which may be imposed by an agreement between FTD, or its affiliates, and the securities dealer.

         The following amounts will be paid by FTD or one of its affiliates, out of its own resources, to securities dealers who initiate and are responsible for
(i) purchases of most equity and fixed-income Franklin Templeton Funds made at net asset value by certain designated retirement plans (excluding IRA and IRA rollovers): 1.00% on sales of $1 million but less than $2 millon, plus 0.80% on sales of $2 million but less than $3 million, plus 0.50% on sales of $3 million but less than $50 million, plus 0.25% on sales of $50 million but less than $100 million, plus 0.15% on sales of $100 million or more; and (ii) purchases of most fixed-income Franklin Templeton Funds made at net asset value by non-designated retirement plans: 0.75% on sales of $1 million but less than $2 million, plus 0.60% on sales of $2 million but less than $3 million, plus 0.50% on sales of $3 million but less than $50 million, plus 0.25% on sales of $50 million but less than $100 million, plus 0.15% on sales of $100 million or more. These payment breakpoints are reset every 12 months for purposes of additional purchases. With respect to purchases made at net asset value by certain trust companies and trust departments of banks and certain retirement plans of organizations with collective retirement plan assets of $10 million or more, FTD, or one of its affiliates, out of its own resources, may pay up to 1% of the amount invested.


         Under agreements with certain banks in Taiwan, Republic of China, the Funds' Shares are available to such banks' discretionary trust funds at net asset value. The banks may charge service fees to their customers who participate in the discretionary trusts. Pursuant to agreements, a portion of such service fees may be paid to FTD, or an affiliate of FTD to help defray expenses of maintaining a service office in Taiwan, including expenses related to local literature fulfillment and communication facilities.

         REDEMPTIONS IN KIND. Redemption proceeds are normally paid in cash; however, the Fund may pay the redemption price in whole or in part by a distribution in kind of securities from the portfolio of the Fund, in lieu of cash, in conformity with applicable rules of the SEC. In such circumstances, the securities distributed would be valued at the price used to compute the Fund's net asses value. If shares are redeemed in kind, the redeeming Shareholder might incur brokerage costs in converting the assets into cash. A Fund is obligated to redeem Shares solely in cash up to the lesser $250,000 or 1% of its net assets during any 90-day period for any one Shareholder.


                                                    TAX STATUS


         Each of the Funds intends normally to pay a dividend at least once annually representing substantially all of its net investment income (which includes, among other items, dividends and interest) and to distribute at least annually any realized capital gains. By so doing and meeting certain diversification of assets and other requirements of the ^ Code, each Fund intends to qualify annually as a regulated investment company under the Code. The status of the Funds as regulated investment companies does not involve government supervision of management or of their investment practices or policies. As a regulated investment company, a Fund generally will be relieved of liability for U.S. Federal income tax on that portion of its net investment income and net realized capital gains which it distributes to its Shareholders. Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement also are subject to a nondeductible 4% excise tax. To prevent application of the excise tax, each Fund intends to make distributions in accordance with the calendar year distribution requirement.


         Dividends of net investment income and net short-term capital gains are taxable to Shareholders as ordinary income. Distributions of net investment income may be eligible for the corporate dividends-received deduction to the extent attributable to a Fund's qualifying dividend income. However, the alternative minimum tax applicable to corporations may reduce the benefit of the dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) designated by a Fund as capital gain dividends are taxable to Shareholders as long-term capital gains, regardless of the length of time the Fund's Shares have been held by a Shareholder, and are not eligible for the dividends-received deduction. Generally, dividends and distributions are taxable to Shareholders, whether received in cash or reinvested in Shares of a Fund. Any distributions that are not from a Fund's investment company taxable income or net capital gain may be characterized as a return of capital to Shareholders or, in some cases, as capital gain. Shareholders will be notified annually as to the Federal tax status of dividends and distributions they receive and any tax withheld thereon.


         Distributions by a Fund reduce the net asset value of the Fund Shares. Should a distribution reduce the net asset value below a Shareholder's cost basis, the distribution nevertheless would be taxable to the Shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implication of buying Shares just prior to a distribution by a Fund. The price of Shares purchased at that time includes the amount of the forthcoming distribution, but the distribution will generally be taxable to them.

         Certain of the debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Funds, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

         Some of the debt securities may be purchased by the Funds at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

         A Fund may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which a Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to that Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to Shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

          A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election may be available that would involve marking to market the Funds' PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized. If this election were made, tax at the fund level under the PFIC rules would generally be eliminated, but the Funds could, in limited circumstances, incur nondeductible interest charges. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

         Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to Share-holders, and which will be taxed to Shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC stock.

         Income received by a Fund from sources within foreign countries may be subject to withholding and other income or similar taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, that Fund will be eligible and intends to elect to "pass through" to the Fund's Shareholders the amount of foreign taxes paid by that Fund. Pursuant to this election, a Shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund, and will be entitled either to deduct (as an itemized deduction) his pro rata share of foreign income and similar taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. Federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a Shareholder who does not itemize deductions, but such a Shareholder may be eligible to claim the foreign tax credit (see below). Each Shareholder will be notified within 60 days after the close of the Funds' taxable year whether the foreign taxes paid by a Fund will "pass through" for that year.

         Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the Shareholder's U.S. tax attributable to his foreign source taxable income. For this purpose, if the pass-through election is made, the source of a Fund's income flows through to its Shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by a Fund. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by a Fund. Foreign taxes may not be deducted in computing alternative minimum taxable income and the foreign tax credit can be used to offset only 90% of the alternative minimum tax (as computed under the Code for purposes of this limitation) imposed on corporations and individuals. If a Fund is not eligible to make the election to "pass through" to its Shareholders its foreign taxes, the foreign income taxes it pays generally will reduce investment company taxable income and the distributions by a Fund will be treated as United States source income.

         Certain options and futures contracts in which World Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by World Fund at the end of each taxable year (and on certain other dates as prescribed under the Code) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized.

         Generally, the hedging transactions undertaken by World Fund may result in "straddles" for U.S. Federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by World Fund. In addition, losses realized by World Fund on positions that are part of the straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to World Fund of hedging transactions are not entirely clear. The hedging transactions may increase the amount of short-term capital gain realized by World Fund which is taxed as ordinary income when distributed to Shareholders.

         World Fund may make one or more of the elections available under the Code which are applicable to straddles. If World Fund makes any of the elections, the amount, character, and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

         Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to Shareholders and which will be taxed to Shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not engage in such hedging transactions.

         Requirements relating to the World Fund's tax status as a regulated investment company may limit the extent to which World Fund will be able to engage in transactions in options and futures contracts.

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's net investment income to be distributed to its Shareholders as ordinary income. For example, fluctuations in exchange rates may increase the amount of income that a Fund must distribute in order to qualify for treatment as a regulated investment company and to prevent application of an excise tax on undistributed income. Alternatively, fluctuations in exchange rates may decrease or eliminate income available for distribution. If section 988 losses exceed other net investment income during a taxable year, a Fund would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to Shareholders for Federal income tax purposes, rather than as an ordinary dividend, reducing each Shareholder's basis in his Fund Shares, or as a capital gain.

         Upon the sale or exchange of his Shares, a Shareholder will realize a taxable gain or loss depending upon his basis in the Shares. Such gain or loss will be treated as capital gain or loss if the Shares are capital assets in the Shareholder's hands, and generally will be long-term if the Shareholder's holding period for the Shares is more than one year and generally otherwise will be short-term. Any loss realized on a sale or exchange will be disallowed to the extent that the Shares disposed of are replaced (including replacement through the reinvesting of dividends and capital gain distributions in a Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the Shares. In such a case, the basis of the Shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a Shareholder on the sale of a Fund's Shares held by the Shareholder for six months or less will be treated for Federal income tax purposes as a long-term capital loss to the extent of any distributions of long-term capital gains received by the Shareholder with respect to such Shares.

         In some cases, Shareholders will not be permitted to take sales charges into account for purposes of determining the amount of gain or loss realized on the disposition of their Shares. This prohibition generally applies where (1) the Shareholder incurs a sales charge in acquiring the stock of a regulated investment company, (2) the stock is disposed of before the 91st day after the date on which it was acquired, and (3) the Shareholder subsequently acquires shares of the same or another regulated investment company and the otherwise applicable sales charge is reduced or eliminated under a "reinvestment right" received upon the initial purchase of shares of stock. In that case, the gain or loss recognized will be determined by excluding from the tax basis of the Shares exchanged all or a portion of the sales charge incurred in acquiring those Shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired Shares is reduced as a result of having incurred a sales charge initially. Sales charges affected by this rule are treated as if they were incurred with respect to the stock acquired under the reinvestment right. This provision may be applied to successive acquisitions of stock.

         Each Fund generally will be required to withhold Federal income tax at a rate of 31% ("backup withholding") from dividends paid, capital gain distributions, and redemption proceeds to Shareholders if (1) the Shareholder fails to furnish a Fund with the Shareholder's correct taxpayer identification number or social security number and to make such certifications as a Fund may require, (2) the IRS notifies the Shareholder or a Fund that the Shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the Shareholder fails to certify that he is not subject to backup withholding. Any amounts withheld may be credited against the Shareholder's Federal income tax liability.

         Ordinary dividends and taxable capital gain distributions declared in October, November, or December with a record date in such month and paid during the following January will be treated as having been paid by a Fund and received by Shareholders on December 31 of the calendar year in which declared, rather than the calendar year in which the dividends are actually received.

         Distributions also may be subject to state, local and foreign taxes. U.S. tax rules applicable to foreign investors may differ significantly from those outlined above. Shareholders are advised to consult their own tax advisers for details with respect to the particular tax consequences to them of an investment in either Fund.

                                               PRINCIPAL UNDERWRITER

         Franklin Templeton Distributors, Inc. ("FTD" or the
"Principal Underwriter"), P.O. Box 33030, St. Petersburg, Florida
33733-8030, toll free telephone (800) 237-0738, is the Principal
Underwriter of each Fund's Shares. FTD is a wholly owned subsidiary of Franklin.

         The Company, pursuant to Rule 12b-1 under the 1940 Act, has adopted a Distribution Plan with respect to each class of Shares ("Plans") on behalf of each Fund. Under the Plans adopted with respect to Class I Shares, a Fund may reimburse the Principal Underwriter or others quarterly (subject to a limit of 0.25% per annum of each Fund's average daily net assets attributable to Class I Shares) for costs and expenses incurred by FTD or others in connection with any activity which is primarily intended to result in the sale of a Fund's Shares. Under the Plans adopted with respect to Class II Shares, each Fund will pay FTD or others quarterly (subject to a limit of 1.00% per annum of each Fund's average daily assets attributable to Class II Shares of which up to 0.25% of such net assets may be paid to dealers for personal service and/or maintenance of Shareholder accounts) for costs and expenses incurred by FTD or others in connection with any activity which is primarily intended to result in the sale of the Fund's Shares. Payments to FTD or others could be for various types of activities, including (1) payments to broker-dealers who provide certain services of value to each Fund's Shareholders (sometimes referred to as a "trail fee"); (2) reimbursement of expenses relating to selling and servicing efforts or of organizing and conducting sales seminars; (3) payments to employees or agents of the Principal Underwriter who engage in or support distribution of Shares; (4) payments of the costs of preparing, printing and distributing Prospectuses and reports to prospective investors and of printing and advertising expenses; (5) payment of dealer commissions and wholesaler compensation in connection with sales of a Fund's Shares and interest or carrying charges in connection therewith; and (6) such other similar services as the Company's Board of Directors determines to be reasonably calculated to result in the sale of Shares. Under the Plan adopted with respect to Class I Shares of a Fund, the costs and expenses not reimbursed in any one given quarter (including costs and expenses not reimbursed because they exceed 0.25% of the Fund's average daily net assets attributable to Class I Shares) may be reimbursed in subsequent quarters or years.


         During the fiscal year ended August 31, 1995, FTD incurred in connection with the distribution of shares costs and expenses of $10,215,632 for Class I Shares of World Fund, $11,211 for Class II Shares of World Fund, $15,404,475 for Class I Shares of Foreign Fund, and $355,895 for Class II Shares of Foreign Fund. During the same period, the Company made reimbursements pursuant to the Plans in the amount of $10,215,632 on behalf of Class I Shares of World Fund $11,211 on behalf of Class II Shares of World Fund, $14,581,987 on behalf of Class I Shares of Foreign Fund, and $90,617 on behalf of Class II Shares of Foreign Fund. As indicated above, unreimbursed expenses, which amount to $1,087,776 for Shares of Foreign Fund, may be reimbursed by the Company during the fiscal year ending August 31, 1996 or in subsequent years. In the event that a Plan is terminated, the Company will not be liable to FTD for any unreimbursed expenses that had been carried forward from previous months or years. During the fiscal year ended August 31, 1995, FTD spent, with respect to Class I Shares of World Fund, the following amounts on: compensation to dealers, $8,860,935; sales promotion, $287,494; printing, $183,388; advertising, $817,078; and wholesale costs and expenses, $66,736; and with respect to Class II Shares of World Fund, the following amounts on: compensation to dealers, $818; sales promotion, $6; printing, $5; advertising, $32; and wholesale costs and expenses, $10,349; and, with respect to Class I Shares of Foreign Fund, the following amounts on: compensation to dealers, $12,429,081; sales promotion, $290,597; printing, $734,122; advertising, $1,443,337; and wholesale costs and expenses, $507,338; and with respect to Class II Shares of Foreign Fund, the following amounts on: compensation to dealers, $25,609; sales promotion, $198; printing, $919; advertising, $1,118; and wholesale costs and expenses, $328,050349

         The Distribution Agreement provides that the Principal Underwriter will use its best efforts to maintain a broad and continuous distribution of each Fund's Shares among bona fide investors and may sign selling contracts with responsible dealers, as well as sell to individual investors. The Shares are sold only at the Offering Price in effect at the time of sale, and each Fund receives not less than the full net asset value of the Shares sold. The discount between the Offering Price and the net asset value may be retained by the Principal Underwriter or it may reallow all or any part of such discount to dealers. In the three fiscal years ended August 31, 1995, 1994, and 1993, FTD (and, prior to June 1, 1993, Templeton Funds Distributor, Inc.) retained of such discount $1,962,439, $1,931,397, and $1,208,991, respectively, or approximately 18.64%, 19.87%, and 16.46% of the gross sales commissions for those years with respect to World

Fund, and retained  $6,510,032,  $9,452,983,  and $3,975,783,  respectively,  or approximately 13.17%, 15.81%, and 17.5% of the gross sales commissions for those years with respect to Foreign Fund.

         The Distribution Agreement provides that the Company shall pay the costs and expenses incident to registering and qualifying each Fund's Shares for sale under the Securities Act of 1933 and under the applicable Blue Sky laws of the jurisdictions in which the Principal Underwriter desires to distribute such Shares, and for preparing, printing and distributing prospectuses and reports to Shareholders. The Principal Underwriter pays the cost of printing additional copies of prospectuses and reports to Shareholders used for selling purposes. (The Company pays costs of preparation, set-up and initial supply of the Funds' prospectuses for existing Shareholders.)

         The Distribution Agreement is subject to renewal from year to year in accordance with the provisions of the 1940 Act and terminates automatically in the event of its assignment. The Distribution Agreement may be terminated without penalty by either party upon 60 days' written notice to the other, provided termination by the Company shall be approved by the Board of Directors or a majority (as defined in the 1940 Act) of the Shareholders. The Principal Underwriter is relieved of liability for any act or omission in the course of its performance of the Distribution Agreement, in the absence of willful
misfeasance,   bad  faith,   gross  negligence  or  reckless  disregard  of  its
obligations.


         FTD is the principal underwriter for the other Templeton Funds.

                                               DESCRIPTION OF SHARES

         The Shares of each Fund have the same preferences, conversion and other rights, voting powers, restrictions and limitations as to dividends, qualifications and terms and conditions of redemption, except as follows: all consideration received from the sale of Shares of either Fund, together with all income, earnings, profits and proceeds thereof, belongs to that Fund and is charged with liabilities in respect of that Fund and of that Fund's part of general liabilities of the Company in the proportion that the total net assets of the Fund bear to the total net assets of both Funds. The net asset value of a Share of either Fund is based on the assets belonging to that Fund less the liabilities charged to that Fund, and dividends are paid on Shares of either Fund only out of lawfully available assets belonging to that Fund. In the event of liquidation or dissolution of the Company, the Shareholders of each Fund will be entitled, out of assets of the Company available for distribution, to the assets belonging to that particular Fund.

         The Shares have non-cumulative voting rights so that the holders of a plurality of the Shares voting for the election of Directors at a meeting at which 50% of the outstanding Shares are present can elect all the Directors and in such event, the holders of the remaining Shares voting for the election of Directors will not be able to elect any person or persons to the Board of Directors.

                                              PERFORMANCE INFORMATION


         Each Fund may, from time to time, include its total return in advertisements or reports to Shareholders or prospective investors. Quotations of average annual total return for each Fund will be expressed in terms of the average annual compounded rate of return for periods in excess of one year or the total return for periods less than one year of a hypothetical investment in the Fund over periods of one, five, or ten years (up to the life of the Fund) calculated pursuant to the following formula: P(1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for periods of one year or more or the total return for periods of less than one year, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the maximum initial sales charge and deduction of a proportional share of a Fund's expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid. World Fund's average annual total return for the one-, five- and ten-year periods ended August 31, 1995 was 3.56%, 13.39% and 12.91%, respectively. Foreign Fund's average annual total return for the one-, five- and ten-year periods ended August 31, 1995, was (2.79)%, 8.99% and 16.43%, respectively.


         Performance information for each Fund may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, or other unmanaged indices so that investors may compare each Fund's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities market in general;
(ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications, or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

         Performance information for each Fund reflects only the performance of a hypothetical investment in each Fund during the particular time period on which the calculations are based. Performance information should be considered in light of each Fund's investment objective and policies, characteristics and quality of the portfolio and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

         From time to time, each Fund and the Investment Manager may also refer to the following information:

(1)      The  Investment   Manager's  and  its   affiliates'   market  share  of
         international equities managed in mutual funds prepared or published by Strategic Insight or a similar statistical organization.

(2) The performance of U.S. equity and debt markets relative to foreign markets prepared or published by Morgan Stanley
         Capital International or a similar financial organization.

(3) The capitalization of U.S. and foreign stock markets as prepared or published by the International Finance

         Corporation,   Morgan  Stanley  Capital   International  or  a  similar
         financial organization.

(4) The geographic and industry distribution of the Fund's portfolio and the Fund's top ten holdings.

(5) The gross national product and populations, including age characteristics, literacy rates, foreign investment improvements due to a liberalization of securities laws and a reduction of foreign exchange controls, and improving communication technology, of various countries as published by various statistical organizations.


(6) To assist investors in understanding the different returns and risk characteristics of various investments, the Fund may show historical returns of various investments and published indices (E.G., Ibbotson Associates, Inc. Charts and Morgan Stanley EAFE - Index).

(7) The major industries located in various jurisdictions as published by the Morgan Stanley Index.

(8) Rankings by DALBAR Surveys, Inc. with respect to mutual fund shareholder services.

(9) Allegorical stories illustrating the importance of persistent long-term investing.

(10) The Fund's portfolio turnover rate and its ranking relative to industry standards as published by Lipper Analytical
         Services, Inc. or Morningstar, Inc.

(11) A description of the Templeton organization's investment management philosophy and approach, including its worldwide search for undervalued or "bargain" securities and its diversification by industry, nation and type of stocks or other securities.

(12)     Quotations  from  the  Templeton   organization's   founder,  Sir  John
         Templeton,* advocating the virtues of diversification and long-term investing, including the following:

                  o         "Never follow the crowd.  Superior performance is
                           possible only if you invest differently from the crowd."

                  o         "Diversify by company, by industry and by
                           country."

                  o         "Always maintain a long-term perspective."

                  o         "Invest for maximum total real return."

                  o         "Invest - don't trade or speculate."

                  o         "Remain flexible and open-minded about types of
                           investment."

                  o         "Buy low."

                  o         "When buying stocks, search for bargains among
                           quality stocks."

                  o         "Buy value, not market trends or the economic
                           outlook."

                  o         "Diversify.  In stocks and bonds, as in much else,
                           there is safety in numbers."

--------

         * Sir John Templeton sold the Templeton organization to Franklin Resources, Inc. in October, 1992 and resigned from the Company's Board on April 16, 1995. He is no longer involved with the investment management process.

                  o         "Do your homework or hire wise experts to help
                           you."

                  o         "Aggressively monitor your investments."

                  o         "Don't panic."

                  o         "Learn from your mistakes."

                  o         "Outperforming the market is a difficult task."

                  o         "An investor who has all the answers doesn't even
                           understand all the questions."

                  o         "There's no free lunch."

                  o         "And now the last principle:  Do not be fearful or
                           negative too often."

         In addition, each Fund and the Investment Manager may also refer to the number of Shareholders in the Fund or the aggregate number of shareholders of the Franklin Templeton Funds or the dollar amount of fund and private account assets under management in advertising materials.

                                               FINANCIAL STATEMENTS


         The financial statements contained in the Fund's Annual Reports to Shareholders of Templeton World Fund and Templeton Foreign Fund dated August 31, 1995 are incorporated herein by reference.

TL STMT 01/96

                                        PART C

                                  OTHER INFORMATION


          Item 24.  Financial Statements and Exhibits

               (a)                  Financial Statements:  Incorporated by

                                    reference from the 1995 Annual Reports to

                                    Shareholders of Templeton World Fund and
                                    Templeton Foreign Fund:

                    Independent Auditors' Report


                                    Investment Portfolios as of August 31, 1995

                                    Statements of Assets and Liabilities as of August 31, 1995

                                    Statements of Operations for the year ended
                                    August 31, 1995


                                    Statements of Changes in Net Assets for the years ended August 31, 1995 and 1994

                    Notes to Financial Statements

               (b)  Exhibits

                    (1)  (A)  Amended and Restated Articles of
                              Incorporation dated January 26,
1989

                         (B)    Articles Supplementary dated
                                October 24, 1990

                         (C)   Articles Supplementary dated
                                October 16, 1993

                         (D)   Articles Supplementary dated
                               February 22, 1994

                         (E)   Articles Supplementary dated
                               January 6, 1995 *

                         (F)   Articles Supplementary dated April
                               13, 1995 *

                         (G)   Articles of Amendment dated April
                                17, 1995 *

                         (H)   Articles Supplementary dated
                                October 26, 1995


                    (2)   By-laws (Amended and Restated March
                                         1, 1991)

                    (3)       Not Applicable

                    (4)  (A) Specimen stock certificate for
                             Templeton World Fund*

                         (B)Specimen stock certificate for
                            Templeton Foreign Fund*

                    (5)  (A)  Amended and Restated Investment
                              Management Agreement -- Templeton
                              World Fund *

                         (B) Amended and Restated Investment
                             Management Agreement -- Templeton
                                 Foreign Fund *

                    (6)  (A)  Distribution Agreement

                         (B)  Form of Dealer Agreement

                    (7)       Not Applicable

                    (8)  (A)  Custody Agreement dated June 1,
                              1984 as amended and restated
                              February 11, 1986 on behalf of
                              Templeton World Fund with The Chase
                              Manhattan Bank, N.A.

                         (B)   Custody   Agreement   dated
                               June 1, 1984 as amended and
                               restated  February 11, 1986
                               on  behalf   of   Templeton
                               Foreign Fund with The Chase
                               Manhattan Bank, N.A.

                    (9)  (A)  Business Management Agreement

                         (B)  Form of Transfer Agent Agreement

                         (C)  Form of Sub-Transfer Agent Services
                              Agreement

                         (D) Form of Sub-Accounting Services
                             Agreement

                         (E) Form of Sub-Transfer Agent
                             Agreement between Fidelity
                             Investments Institutional
                             Operations Company and Templeton
                             Funds Trust Company

                    (10) Opinion and consent of counsel
                         (filed with Rule 24f-2 Notice) **

                     (11) Consent of Independent Public Accountants

                    (12)      Not Applicable

                    (13)      Not Applicable

                    (14)      Model Retirement plans *

                    (15) (A)(1)  Distribution Plan -- Templeton
                                 World Fund Class I Shares *

                            (2)  Distribution Plan -- Templeton
                                 World Fund Class II Shares *

                         (B)(1)  Distribution Plan -- Templeton
                                 Foreign Fund Class I Shares *

                            (2)  Distribution Plan -- Templeton
                                 Foreign Fund Class II Shares *

                    (16)     Schedule showing computation of
                             performance quotations provided in
                             response to Item 22

                    (18)      Form of Multiclass Plan *

                    (27)      Financial Data Schedule





 * Previously filed with Registration Statement No. 2-60067 and incorporated by reference herein.

**       Rule 24f-2 Notice filed with the Securities and Exchange
         Commission on October 30, 1995.

          Item 25.          Persons Controlled by or Under Common Control
                                    with Registrant

                    None.

          Item 26.  Number of Record Holders

                                    Templeton World Fund


                                    Shares  of  Common  Stock,  282,884  Class I
                                    Shareholders, 1,351 Class II Shareholders as of November 30, 1995.


                                    Templeton Foreign Fund


                                    Shares  of  Common  Stock,  338,912  Class I
                                    Shareholders, 8,830 Class II Shareholders as of November 30, 1995.



          Item 27.  Indemnification

                                    All  officers,   directors,   employees  and
                                    agents   of   the   Registrant   are  to  be
                                    indemnified to the fullest extent  permitted
                                    by law for  any  liabilities  of any  nature
                                    whatsoever  incurred in connection  with the
                                    affairs of the  Registrant,  except in cases
                                    where willful misfeasance,  bad faith, gross
                                    negligence  or reckless  disregard of duties
                                    to  the  Registrant  are  established.   See
                                    Article   5.1   of   the   By-Laws   of  the
                                    Registrant,   filed  as  Exhibit  2  to  the
                                    Registration     Statement,     which     is
                                    incorporated herein by reference, for a more complete description of matters relating to indemnification.

          Item 28.                  Business and Other Connections of Investment
                                    Adviser

                                    The  business  and  other   connections   of
                                    Registrant's investment manager,  Templeton,
                                    Galbraith & Hansberger Ltd., are described in Parts A and B.

                                    For information relating to the investment manager's officers and directors, reference is made to Form ADV filed under the

                             Investment Advisers Act of 1940 by Templeton,
                                    Galbraith & Hansberger Ltd.

          Item 29.  Principal Underwriters

                    (a)             Franklin Templeton Distributors, Inc.
                     also acts as principal underwriter of
                                   shares of:

                                     Templeton  Growth Fund, Inc.
                                 Templeton Smaller Companies Growth Fund,
                                  Inc.
                                     Templeton Income Trust
                                     Templeton Real Estate Securities  Fund
                                     Templeton Capital Accumulator Fund, Inc.
                                     Templeton Developing Markets Trust
                                     Templeton American Trust, Inc.
                                     Templeton Institutional Funds, Inc.
                                     Templeton Global Opportunities Trust
                                     Templeton Variable Products  Series Fund
                                     Templeton Global Investment Trust
                                     Templeton Variable Annuity Fund
                                     AGE High Income  Fund, Inc.
                                     Franklin Balance Sheet Investment Fund
                                     Franklin California Tax Free Income Fund,
                                     Franklin California Tax Free Trust
                                     Franklin  Custodian  Funds,  Inc.  Franklin
                                     Equity  Fund  Franklin  Federal  Money Fund
                                     Franklin   Federal   Tax-Free  Income  Fund
                                     Franklin Gold Fund  Franklin  International
                                     Trust Franklin  Investors  Securities Trust
                                     Franklin  Managed Trust Franklin Money Fund
                                     Franklin    Municipal    Securities   Trust
                                     Franklin  New  York  Tax-Free  Income  Fund
                                     Franklin New York Tax-Free  Trust  Franklin
                                     Premier  Return Fund  Franklin  Real Estate
                                     Securities Fund Franklin Strategic Series
                                     Franklin Tax-Advantaged High Yield
                                     Securities Fund
                                     Franklin Tax-Advantaged International
                                        Bond Fund
                                     Franklin Tax- Advantaged U.S. Government
                                            Securities Fund
                                     Franklin Tax Exempt Money Fund
                                     Franklin Tax-Free Trust
                                     Franklin Value Investors Trust
                                     Franklin Templeton Global Trust
                                     Franklin Templeton Money Fund Trust

                                     Franklin Templeton Japan Fund
                                       Institutional Fiduciary Trust

                    (b) The directors and officers of FTD are identified below. Except as otherwise indicated, the address of each director or officer is 777 Mariners Island Blvd., San Mateo, CA 94404.

                           Positions and            Positions and
                           Offices with             Offices with
  Name                     Underwriter              Registrant

 Charles B. Johnson       Chairman of the Board    Vice President

                           and Director

 Gregory E. Johnson       President                None

 Rupert H. Johnson, Jr.   Executive Vice President Director
                          and Director

 Harmon E. Burns          Executive Vice President None
                          and Director

 Edward V. McVey          Senior Vice President    None

 Kenneth V. Domingues     Senior Vice President    None


 William J. Lippman       Senior Vice President    None

 Richard C. Stoker        Senior Vice President    None


 Charles E. Johnson       Senior Vice President    None
 500 East Broward Blvd.
 Ft. Lauderdale, FL 33394


 Deborah R. Gatzek        Senior Vice President    None
                          and Assistant Secretary

 James K. Blinn           Vice President           None

 Richard O. Conboy        Vice President           None

 James A. Escobedo        Vice President           None

 Loretta Fry              Vice President           None

 Robert N. Geppner        Vice President           None

 Mike Hackett             Vice President           None

 Peter Jones              Vice President           None
 700 Central Avenue
 St. Petersburg, Fl 33701

 Philip J. Kearns         Vice President           None

 Ken Leder               Vice President           None

 Jack Lemein              Vice President           None

 John R. McGee            Vice President           None

 Thomas M. Mistele        Vice President           Secretary
 700 Central Avenue
 St. Petersburg, FL  33701

 Harry G. Mumford         Vice President           None

 Vivian J. Palmieri       Vice President           None

 Kent P. Strazza          Vice President           None

 Kenneth A. Lewis         Treasurer               None

 Leslie M. Kratter        Secretary                None


 John R. Kay                         Assistant Vice            Vice President
 500 East Broward Blvd.            President
 Ft. Lauderdale, Fl 33394


 Karen DeBellis                      Assistant Treasurer       None
 700 Central Avenue
 St. Petersburg, Fl 33710

 Philip A. Scatena                  Assistant Treasurer         None



                                    (c)     Not applicable (information on
                                            unaffiliated underwriters).

         Item 30.   Location of Accounts and Records

                                    The  accounts,  books  and  other  documents
                                    required  to  be  maintained  by  Registrant
                                    pursuant to Rule 31a-1(a) of the  Investment
                                    Company Act of 1940 are in the possession of
                                    Templeton Global  Investors,  Inc., 500 East
                                    Broward  Blvd.,  Fort  Lauderdale,   Florida
                                    33394.


          Item 31.  Management Services

                    Not Applicable.


          Item 32.  Undertakings

                    (a)  Not Applicable.

                    (b)  Not Applicable.

                    (c) Registrant undertakes to furnish to each person to whom a Prospectus for World Fund or Foreign Fund is provided a copy of such Fund's latest Annual Report, upon request and without charge.

                                        SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in St. Petersburg, Florida, on the day of December, 1995.


                                                   Templeton Funds, Inc.



                                            By:___________________
                                               Mark G. Holowesko*
                                               President


*By:/s/THOMAS M. MISTELE
     Thomas M. Mistele
     as attorney-in-fact**


         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

        Signature                Title               Date


 _________________________     President           December 29, 1995
 Mark G. Holowesko*            (Chief Executive
                                Officer)


 _________________________     Director           December 29, 1995
 Charles B. Johnson


 _________________________     Director           December 29, 1995
 Hasso-G von Diergardt-Naglo*


 _________________________     Director           December 29, 1995
 Betty P. Krahmer*


 _________________________     Director           December 29, 1995
 F. Bruce Clarke*

 _________________________     Director             December 29, 1995
 Fred R. Millsaps*


 _________________________     Director             December 29, 1995
 John Wm. Galbraith*


 _________________________     Director              December 29, 1995
 Rupert H. Johnson, Jr.*


 _________________________     Director              December 29, 1995
 Harris J. Ashton*


 _________________________     Director              December 29, 1995
 S. Joseph Fortunato*


 _________________________     Director               December 29, 1995
 Andrew H. Hines, Jr.*


 _________________________     Director               December 29, 1995
 Gordon S. Macklin*


 _________________________     Director               December 29, 1995
 Nicholas F. Brady*


 _________________________     Treasurer              December 29, 1995
 James R. Baio*                (Chief Financial
                                and Accounting
                                 Officer)


*By: /s/THOMAS M.MISTELE
     Thomas M. Mistele
     as attorney-in-fact**


** Powers of Attorney are filed with Post-Effective Amendment No. 21 to this Registration Statement on August 19, 1992, Post-Effective Amendment No. 23 to this Registration Statement on November 2, 1993, Post-Effective Amendment No. 24 to this Registration Statement on December 23, 1993, and Post-Effective Amendment No. 25 to this Registration Statement on December 30, 1994, or filed herewith.

                                                 POWER OF ATTORNEY

         KNOW ALL MEN BY THESE PRESENTS, that the undersigned, being a duly elected Director of Templeton Funds, Inc. (the "Company"), constitutes and appoints Allan S. Mostoff, Jeffrey L. Steele, William J. Kotapish and Thomas M. Mistele, and each of them, his true and lawful attorney-in-fact and agents with full power of substitution and resubstitution for him in his name, place and stead, in any and all capacities, to sign the Company's registration statement and any and all amendments thereto, and to file the same, with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorneys-in-fact and act and thing requisite and necessary to be done, as fully to all intents and purposes as he might or could do in person, hereby ratifying and conforming all that said attorneys-in-fact and agents, or any of the, or his substitute or substitutes, may lawfully do or cause to be done by virtue hereof.




Dated:  August 31, 1995


                                             /s/JOHN WM. GALBRAITH

                                                John Wm. Galbraith

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                                     EXHIBIT LIST


          Exhibit Number                Name of Exhibit


               (1)(A)                   Amended and Restated Articles
                                              Incorporation

                  (B)                   Articles Supplementary

                  (C)                   Articles Supplementary

                  (D)                   Articles Supplementary

                  (H)                   Articles Supplementary


               (2)                      Amended and Restated By-laws

               (6)(A)                    Distribution Agreement

                  (B)                    Form of Dealer Agreement

               (8)(A)                    Custody Agreement - Templeton World
                                                     Fund

                   (B)                    Custody Agreement - Templeton
                                                     Foreign Fund

                (9)(A)                    Business Management Agreement

                   (B)                    Form of Transfer Agent Service

                   (C)                    Form of Sub-Transfer Agent Service
                                                     Agreement

                   (D)                    Form of Sub-Accounting Services
                                                     Agreement

                   (E)                    Form of Sub-Transfer Agent
                                          Agreement between Fidelity
                                          Investments Institutional
                                          Operations Company and Templeton
                                          Funds Trust Company

               (11)                       Consent of Independent Public
                                          Accountants

               (16) Schedule showing computation of performance quotations provided in response to Item 22




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              (27)                      Financial Data Schedules



                                                     - 62 -

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